1933 Act Reg. No. 33-88316

1940 Act File No. 811-8932

As filed with the Securities and Exchange Commission on January 11, 2013

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
POST-EFFECTIVE AMENDMENT NO. 63	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 65	☒

Artisan Partners Funds, Inc.

(Registrant)

875 East Wisconsin Avenue, Suite 800

Milwaukee, Wisconsin 53202

Telephone Number: (414) 390-6100

Sarah A. Johnson	Rajib Chanda
Artisan Partners Funds, Inc.	Ropes & Gray LLP
875 East Wisconsin Avenue, Suite 800	One Metro Center, 700 12th Street, N.W., Suite 900
Milwaukee, Wisconsin 53202	Washington, D.C. 20005
(Agents for Service)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to rule 485(b)
☐	on pursuant to rule 485(b)
☐	60 days after filing pursuant to rule 485(a)(1)
☐	on pursuant to rule 485(a)(1)
☒	75 days after filing pursuant to rule 485(a)(2)
☐	on pursuant to rule 485(a)(2)

EXPLANATORY NOTE

This Post-Effective Amendment No. 63 to the Registration Statement contains a Prospectus and Statement of Additional Information describing Artisan Global Small Cap Fund, a new series of the Registrant. This Post-Effective Amendment to the Registration Statement is organized as follows: (a) Prospectus relating to Artisan Global Small Cap Fund; (b) Statement of Additional Information relating to Artisan Global Small Cap Fund; (c) Part C Information relating to all series of the Registrant.

This Post-Effective Amendment No. 63 relates solely to Artisan Global Small Cap Fund and does not supersede or amend any disclosure to the Registrant’s Registration Statement relating to any other series of the Registrant.

The information in this prospectus is not complete and may be changed. The Fund may not sell these securities until the registration statement filed with the U.S. Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion, dated January 11, 2013

ARTISAN FUNDS

ARTISAN GLOBAL SMALL CAP FUND

Investor Shares - [(ARTWX)]

PROSPECTUS

[March     , 2013]

If you have any questions about any part of the prospectus or wish to obtain additional information about Artisan Global Small Cap Fund, please call 800.344.1770 or visit www.artisanfunds.com.

The Securities and Exchange Commission has not approved or disapproved any of the Fund’s shares or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

Artisan Funds • P.O. Box 8412 • Boston, MA 02266-8412

ARTISAN GLOBAL SMALL CAP FUND

Investor Shares–[ARTWX]

INVESTMENT OBJECTIVE

Artisan Global Small Cap Fund seeks maximum long-term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees (fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Exchange Fee	None
Redemption Fee (as a percentage of amount redeemed or exchanged within 90 days or less)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	1.00%
Distribution (12b-1) Fees	None
Other Expenses[1]	0.94%
Total Annual Fund Operating Expenses	1.94%
Fee Waiver and Expense Reimbursement[2]	0.44%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.50%

1 Because the Fund is new, the amount shown for “Other Expenses” is based on estimated amounts for the current fiscal year.

2 Artisan Partners Limited Partnership, the Fund’s investment adviser (“Artisan Partners”), has contractually agreed to reimburse the Fund for its management fee and any other ordinary operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, and extraordinary charges such as litigation costs) in excess of 1.50% of its average daily net assets. This contract continues through [April 1, 2014], at which time Artisan Partners will determine whether to renew, revise or discontinue it.

EXPENSE EXAMPLE

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes a 5% return each year, and that the Fund’s operating expenses are equal to Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement in the first year and Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$153	$567

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES

Artisan employs a fundamental stock selection process focused on identifying long-term growth opportunities to build a global portfolio of small-cap growth companies. Artisan seeks to invest in companies within its preferred themes with sustainable growth characteristics at attractive valuations that do not fully reflect their long-term potential.

•

Themes. Artisan identifies long-term secular (as opposed to cyclical) growth trends with the objective of investing in companies that have meaningful exposure to these trends. Artisan’s fundamental analysis focuses on those industry leaders with attractive growth and valuation characteristics that will be long-term beneficiaries of any structural change and/or trend.

•

Sustainable Growth. Artisan applies a fundamental approach to identifying the long-term, sustainable growth characteristics of potential investments. Artisan seeks high-quality companies that typically have a sustainable competitive advantage, a superior business model and a high-quality management team.

•

Valuation. Artisan uses multiple valuation metrics to establish a target price range. Artisan assesses the relationship between its estimate of a company’s sustainable growth prospects and its current valuation.

The Fund invests in developed markets, as well as emerging and less developed markets. Investments in emerging and less developed markets are normally limited to no more than 50% of the Fund’s total assets at market value at the time of purchase. Under normal circumstances, the Fund invests no less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in common stocks and other securities of small U.S. and non-U.S. companies. A “small” company for this purpose is one with a market capitalization of less than $4 billion at the time of the Fund’s investment. Some of these non-U.S. companies, although small by U.S. standards, might rank among the largest in their countries by market capitalization. The Fund does not invest more than 35% of its total assets at market value at the time of purchase in issuers from any single country other than the U.S. The Fund may also invest to a limited extent in equity-linked securities that provide economic exposure to a security of one or more non-U.S. companies without a direct investment in the underlying securities (called “participation certificates” in this prospectus, but may be called different names by issuers).

PRINCIPAL RISKS

Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. Artisan’s ability to choose suitable

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investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. The Fund’s principal risks include:

•	Stock Market Risks. The value of a company’s stock may rise or fall in response to company, market, economic or other news.

•

Foreign Investing Risks. Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks. The risks of foreign investments typically are greater in emerging and less developed markets. For example, many emerging markets governments participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Also, because foreign securities usually are denominated and traded in foreign currencies, while the Fund values its assets in U.S. dollars, the values of the Fund’s non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The Fund usually does not hedge against possible variations in exchange rates, but, in limited circumstances, exposure to a particular currency that Artisan believes is overvalued may be hedged if the Fund has, or is initiating, positions in securities traded in that currency.

•

Small and Medium-Sized Company Risks. Stocks of small and medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, small and medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. Small companies may have a shorter history of operations, less access to financing, and a less diversified product line – making them more susceptible to market pressures and more likely to have a volatile stock price. During some periods, stocks of small and medium-sized companies, as an asset class, have underperformed the stocks of larger companies.

•	Growth Investing Risks. Growth stocks may fall out of favor with investors and underperform other asset types during given periods. A company may never achieve the earnings growth Artisan anticipated.

•

Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.

•	Participation Certificates Risks. Investing in a participation certificate subjects the Fund to the risks associated with an investment in the underlying equity security and also exposes the Fund to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificate will not fulfill its contractual obligation to timely pay the Fund the amount owed under the certificate.

•

Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on the Fund and on other investors. For example, shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

PERFORMANCE

Performance information has not been presented because the Fund has not been in existence for a full calendar year as of the date of this prospectus.

PORTFOLIO MANAGEMENT

Investment Adviser:

Artisan Partners Limited Partnership (“Artisan Partners”)

Portfolio Managers:

Name	Title	Length of Service
Mark L. Yockey	Managing Director and Portfolio Manager, Artisan Partners	Since March 2013 (inception)
Charles-Henri Hamker	Managing Director and Portfolio Manager, Artisan Partners	Since March 2013 (inception)
David Geisler	Portfolio Manager, Artisan Partners	Since March 2013 (inception)

PURCHASE AND SALE OF FUND SHARES

Minimum Investments:

To open an account	$1,000
To add to an account	$50
Minimum balance required	$1,000

The Fund may waive the initial minimum under certain circumstances.

You may purchase or redeem shares by telephone, written request sent to the Fund by mail, or systematically on any day that the New York Stock Exchange is open for regular session trading. Some redemptions require Medallion guarantees.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor),

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the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT STRATEGIES

The following supplements the information regarding the Fund’s investment objective and principal investment strategies set forth in the “Fund Summary.” The investment objective of the Fund may be changed by the board of directors without the approval of a “majority of the outstanding voting securities” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Investors in the Fund will receive at least 30 days’ prior written notice of implementation of any such change in the Fund’s investment objective.

The Fund seeks maximum long-term capital growth. The Fund may change this goal without the approval of shareholders.

Artisan employs a fundamental stock selection process focused on identifying long-term growth opportunities to build a global portfolio of small-cap growth companies. Artisan seeks to invest in companies within its preferred themes with sustainable growth characteristics at attractive valuations that do not fully reflect their long-term potential.

•	Themes. Artisan identifies long-term secular (as opposed to cyclical) growth trends with the objective of investing in companies that have meaningful exposure to these trends. Artisan’s fundamental analysis focuses on those industry leaders with attractive growth and valuation characteristics that will be long-term beneficiaries of any structural change and/or trend.

•	Sustainable Growth. Artisan applies a fundamental approach to identifying the long-term, sustainable growth characteristics of potential investments. Artisan seeks high-quality companies that typically have a sustainable competitive advantage, a superior business model and a high-quality management team.

•	Valuation. Artisan uses multiple valuation metrics to establish a target price range. Artisan assesses the relationship between its estimate of a company’s sustainable growth prospects and its current valuation.

The Fund invests in developed markets, as well as emerging and less developed markets. Investments in emerging and less developed markets are normally limited to no more than 50% of the Fund’s total assets at market value at the time of purchase. The maximum investment in any single industry is 25% of the Fund’s total assets at market value at the time of purchase. As to 75% of its total assets, the Fund will not invest more than 5% of its total assets in the securities of a single issuer, nor acquire more than 10% of the voting securities of any single issuer.

Under normal circumstances, the Fund invests no less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in common stocks and other securities of small U.S. and non-U.S. companies. The Fund will notify its shareholders at least 60 days prior to any change in this 80% policy. A “small” company for this purpose is one with a market capitalization of less than $4 billion at the time of the Fund’s investment. Some of the non-U.S. companies in which the Fund invests, although small by U.S. standards, might rank among the largest in their countries by market capitalization. The Fund may invest up to 20% of its net assets in larger companies. As long as an investment continues to meet the Fund’s other criteria, the Fund may choose to hold a stock even if the company grows beyond the $4 billion capitalization level. The Fund does not invest more than 35% of its total assets at market value at the time of purchase in issuers from any single country other than the U.S. The Fund’s portfolio is constructed without regard to index weightings. The Fund tries to maintain a cash position of no more than 10% of its total assets, although cash flows, including from shareholder investments and redemptions and purchases and sales of portfolio securities, may cause the Fund’s cash position to be larger or smaller. As a result, the Fund may at times hold more than 10% of its total assets in cash.

The Fund may invest up to 10% of its total assets measured at the time of purchase in equity-linked securities that provide economic exposure to a security of one or more non-U.S. companies without a direct investment in the underlying securities (called “participation certificates” in this prospectus, but may be called different names by issuers). Participation certificates typically are issued by a bank or broker-dealer. When a participation certificate is redeemed, the bank or broker-dealer is obligated to pay the Fund an amount based on the value of the underlying security or securities.

The Fund’s non-U.S. investments generally are traded in currencies other than U.S. dollars, so the Fund buys and sells non-U.S. currencies to facilitate transactions in those portfolio securities. The Fund usually does not hedge against possible variations in exchange rates, but, in limited circumstances, exposure to a particular currency that Artisan believes is overvalued may be hedged if the Fund has, or is initiating, positions in securities traded in that currency. The Fund may buy and sell currencies for cash at current exchange rates, or use an agreement to purchase or sell a specified currency at a specified future date or within a specified time period, at a price set at the time of the contract.

The Fund may sell a security when Artisan thinks the security is approaching full valuation, changing circumstances affect the original reasons for its purchase, the company exhibits deteriorating fundamentals, or more attractive opportunities are identified.

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For purposes of testing compliance with the Fund’s investment restrictions, Artisan Partners generally considers an issuer to be from a particular country as designated by its securities information vendors.

RISKS YOU SHOULD CONSIDER

Like all mutual funds that invest primarily in stocks, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. The portfolio management team’s ability to choose suitable investments for the Fund has a significant impact on the Fund’s ability to achieve its investment objective. An investment in the Fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

The principal and other risks that apply to the Fund include:

•	Stock Market Risks. The Fund invests primarily in common stocks and other securities. The value of a company’s stock may rise or fall in response to company, market, economic or other news.

•	Foreign Investing Risks. Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices; political instability and expropriation and nationalization risks.

•	Small and Medium-Sized Company Risks. Stocks of small and medium-sized companies tend to be more volatile and less liquid than stocks of large companies. Compared to large companies, small and medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. Small companies may have a shorter history of operations, less access to financing, and a less diversified product line – making them more susceptible to market pressures and more likely to have a volatile stock price. During some periods, stocks of small and medium-sized companies, as an asset class, have underperformed the stocks of larger companies.

•	Emerging Markets Risks. The risks of foreign investments typically are greater in emerging and less developed markets. For example, political and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. Their securities markets may be less developed and securities in those markets are generally more volatile and less liquid than those in the developed markets. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. High levels of national debt tend to make such markets also heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

•	Currency Risks. Foreign securities usually are denominated and traded in foreign currencies, while the Fund values its assets in U.S. dollars. The exchange rates between foreign currencies and the U.S. dollar fluctuate continuously. As a result, the values of the Fund’s non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The Fund may have a significant portion of its assets invested in securities denominated in a particular foreign currency, so the exchange rate between that currency and the U.S. dollar is likely to have a significant impact on the value of the Fund’s investments. On occasion, the Fund may (but is not required to) try to hedge against the risk of loss resulting from currency fluctuation. There can be no guarantee that any hedging activity will be undertaken or, if undertaken, will be successful. Hedging activity or use of forward foreign currency contracts may reduce the risk of loss from currency revaluations, but also may reduce or limit the opportunity for gain and involves counterparty risk, which is the risk that the contracting party will not fulfill its contractual obligation to deliver the currency contracted for at the agreed upon price to the Fund.

•	Growth Investing Risks. Growth stocks may fall out of favor with investors and underperform other asset types during given periods. A company may never achieve the earnings growth Artisan anticipated.

•	Risks of Emphasizing a Region, Sector or Industry. If the Fund has invested a higher percentage of its total assets in a particular region, sector or industry, changes affecting that region, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.

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•	Participation Certificates Risks. The price, performance, liquidity and value of a participation certificate are all linked directly to the underlying security, so that investing in a participation certificate subjects the Fund to the risks associated with an investment in the underlying equity security. Investing in a participation certificate also exposes the Fund to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificate will not fulfill its contractual obligation to timely pay the Fund the amount owed under the certificate.

•	Investing in IPOs Risks. The Fund may participate in the initial public offering (IPO) market. When a Fund is small, IPOs may greatly increase the Fund’s total return. But, as the Fund grows larger, the Fund is unlikely to achieve the same level of total return from IPOs. Investing in IPOs is risky and the prices of stocks purchased in IPOs tend to fluctuate more widely than stocks of companies that have been publicly traded for a longer period of time. Stocks purchased in IPOs generally do not have a trading history, and information about the companies may be available for very limited periods.

•	Impact of Actions by Other Shareholders. The Fund, like all mutual funds, pools the investments of many investors. Actions by one investor or multiple investors may have an impact on the Fund and on other investors. For example, significant levels of new investments may cause the Fund to have more cash than would otherwise be the case, which might have a positive or negative impact on Fund performance. Similarly, redemption activity might cause the Fund to sell portfolio securities or borrow money, which might generate a capital gain or loss or cause the Fund to incur costs that, in effect, would be borne by all shareholders, not just those investors who redeemed. Shareholder purchase and redemption activity may also affect the per share amount of the Fund’s distributions of its net income and net realized gains, if any, thereby increasing or reducing the tax burden on the Fund’s shareholders subject to income tax who receive Fund distributions.

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ORGANIZATION, MANAGEMENT & MANAGEMENT FEES

Organization. The Fund is a series of Artisan Partners Funds, Inc. (“Artisan Funds”).

Management. The Fund is managed by Artisan Partners Limited Partnership (“Artisan Partners”), which selects the Fund’s investments and handles its business affairs under the direction of Artisan Funds’ board of directors. Artisan Partners is a limited partnership organized under the laws of Delaware. Artisan Partners provides investment management services to pension and profit sharing plans, trusts, endowments, foundations, charitable organizations, governmental entities and investment companies and similar pooled investment vehicles, and also provides administrative services to each series of Artisan Funds. Artisan Partners is managed by its general partner, Artisan Investments GP LLC, a Delaware limited liability company wholly-owned by Artisan Partners Holdings LP (“Artisan Partners Holdings”). Artisan Partners Holdings is a limited partnership organized under the laws of Delaware whose sole general partner is Artisan Investment Corporation, a Wisconsin corporation. Artisan Partners was founded in March 2009 and succeeded to the investment management business of Artisan Partners Holdings during 2009. Artisan Partners Holdings was founded in December 1994 and began providing investment management services in March 1995. Artisan Partners’ principal address is 875 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

PORTFOLIO MANAGERS

The portfolio managers of the Fund are identified below. Each portfolio manager is responsible for management of the Fund as well as other Artisan Partners client portfolios. The statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Fund shares.

The Fund is managed by Mark L. Yockey, CFA, Charles-Henri Hamker and David Geisler. As portfolio managers of the Fund, Messrs. Yockey, Hamker and Geisler are jointly responsible for overall management of the Fund as well as other Artisan Partners client portfolios. They work together to develop investment strategies for the Fund in order to achieve the Fund’s investment objective and are supported by a staff of research analysts and traders. Each portfolio manager makes buy and sell decisions for the Fund.

Mark L. Yockey, CFA – Mr. Yockey is a Managing Director of Artisan Partners. He joined Artisan Partners in December 1995 and has been Portfolio Manager of Artisan International Fund since its inception in December 1995, Artisan International Small Cap Fund since its inception in December 2001, Artisan Global Equity Fund since its inception in March 2010 and Artisan Global Small Cap Fund since its inception in [March 2013]. Mr. Yockey holds B.A. and M.B.A. degrees from Michigan State University.

Charles-Henri Hamker – Mr. Hamker is a Managing Director of Artisan Partners. Mr. Hamker joined Artisan Partners in August 2000 as an analyst working with Mr. Yockey on Artisan International Fund. He has been Portfolio Manager of Artisan International Small Cap Fund and Associate Portfolio Manager of Artisan International Fund since February 2012, Portfolio Manager of Artisan Global Equity Fund since January 2013 and Portfolio Manager of Artisan Global Small Cap Fund since its inception in [March 2013]. Mr. Hamker holds a B.A. with a specialization in Finance and Economics from The European Business School in Paris.

David Geisler – Mr. Geisler joined Artisan Partners in May 2007 as an analyst working with Mr. Yockey on Artisan International Fund and Artisan International Small Cap Fund. He has been Portfolio Manager of Artisan Global Small Cap Fund since its inception in [March 2013]. Mr. Geisler holds a B.A. in Economics from the University of California – San Diego and an M.B.A. from the Haas School of Business at the University of California, Berkeley.

MANAGEMENT FEES

The Fund pays a management fee to Artisan Partners for serving as its investment adviser and providing administrative services. The annual fee is determined as a percentage of average daily net assets and is accrued daily and paid monthly at the annual rate of 1.00%. Artisan Partners has contractually agreed to reimburse the Fund for its management fee and any other ordinary operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, and extraordinary charges such as litigation costs) in excess of 1.50% of its average daily net assets annually. The contract continues through April 1, 2014, at which time Artisan Partners will determine whether to renew, revise or discontinue it.

The management fee and other expenses related to the Fund’s operations are reflected in its net asset value.

A discussion regarding the basis for the initial approval by the board of directors of the investment advisory contract for the Fund will be available in Artisan Funds’ semiannual report to shareholders for the six months ending [March 31, 2013].

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INVESTING WITH ARTISAN FUNDS

MINIMUM INVESTMENTS

To open an account	$1,000	*
To add to an account	$50	*
Minimum balance required	$1,000	*

* The Fund will waive the initial minimum of $1,000 if you invest through the Automatic Investment Plan. See “Buying Shares – Automatic Investment Plan (AIP).” The Fund may also waive the minimum or subsequent investment requirements for investments held in omnibus accounts or other accounts held through financial intermediaries, although the intermediary maintaining such an account may impose its own minimum investment requirements. See “Other Information –Financial Intermediaries.”

WHO CAN INVEST IN THE FUND?

In general, to invest in the Fund, you must be an adult U.S. citizen or resident or a U.S. entity with a U.S. tax identification (social security or employer identification) number or an investor with a U.S. military APO or FPO address. You may not place transactions in your account for the benefit of any person other than yourself (except for a transfer of shares to another account). If the Fund determines that the registered owner of an account has permitted another person or entity who is not the registered or beneficial owner of the account to hold shares through that account, the Fund may reject future purchases in that account and any related accounts.

As of the date of this statutory prospectus, shares of the Fund are qualified for sale only in the U.S. and its territories and possessions. Residents of Guam may purchase shares of the Fund only through approved financial intermediaries, and only to the extent that financial intermediary is otherwise eligible to sell mutual fund shares in Guam. The Fund generally does not sell shares to investors residing outside the U.S.

SELECT THE ACCOUNT THAT’S RIGHT FOR YOU

You can open the following types of accounts with the Fund:

•	Individual or Joint Ownership – Individual accounts are owned by one person. Joint accounts can have two or more owners.

•

Uniform Gift or Transfer to a Minor (UGMA, UTMA) – Custodial accounts let you give money to a minor for any purpose. This gift is irrevocable, and the minor gains control of the account once he or she reaches the age of majority.

•	Individual or Marital Trust.

•	Trust for an Established Employee Benefit or Profit-Sharing Plan.

•	Business or Organization – This type of account is for a corporation, association, partnership or similar institution.

•

Retirement Account – This type of account includes traditional individual retirement accounts (IRAs), Roth IRAs, rollover IRAs, simplified employee pension plans (SEP-IRAs), SIMPLE IRAs, Keogh plans, profit sharing and money purchase plans, 403(b) plans and 401(k) plans.

•	Coverdell Education Savings Account (ESAs) – ESAs provide a tax-favored vehicle through which educational expenses can be funded on behalf of the individual for whom the account is established.

Financial intermediaries must contact the Fund for approval before opening an omnibus account.

SHARE PRICE

The Fund is open for business every day the New York Stock Exchange (NYSE) is open for regular session trading. Shares are not priced on days when the NYSE is closed. The Fund buys and sells its shares each day the NYSE is open, at the net asset value (NAV) per share next calculated after your purchase or redemption order is received and accepted by the Fund or its authorized agent.

The Fund’s NAV per Investor Share is the value of a single Investor Share. It is computed by totaling the Investor Shares’ pro rata share of the value of the Fund’s investments, cash and other assets, subtracting the Investor Shares’ pro rata share of the value of the Fund’s general liabilities and the liabilities specifically allocated to the Investor Shares, and then dividing the result by the number of Investor Shares outstanding. For purposes of calculating the NAV, securities transactions and shareholder transactions are accounted for no later than one business day after the trade date. The NAV is computed daily as of the NYSE regular session closing time – usually 4:00 p.m. Eastern Time.

In determining the Fund’s NAV, each equity security traded on a securities exchange, including the Nasdaq Stock Market, and over-the-counter securities are valued at the closing price as of the time of valuation on the exchange or market designated by the Fund’s accounting agent or pricing vendor as the principal exchange (each, a principal exchange). The closing price provided by the pricing

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vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for a security from the principal exchange as of the time of valuation, the security is valued using (i) the closing price on another exchange on which the security is traded (if such price is made available by the pricing vendor) or (ii) the most recent bid quotation on the principal exchange, or, if such bid is not available, from a secondary exchange or in the over-the-counter market.

Debt securities traded on a securities exchange shall be valued at the last reported sale price as of the time of valuation on the exchange on which the security is principally traded. Exchange-traded debt securities for which no reported sale price is available on the date of valuation and U.S. Government securities shall be valued at closing bid prices.

Securities for which prices are not readily available are valued by Artisan Funds’ valuation committee at a fair value determined in good faith under procedures established by and under the general supervision of Artisan Funds’ board of directors. A price determined under Artisan Funds’ valuation procedures will be considered not readily available, and the Fund may therefore use fair value pricing, if, among other things, the valuation committee believes that the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded but before the time for determination of NAV (“subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, imposition of foreign exchange controls by a foreign government), a potentially global development (such as a terrorist attack that may be expected to have an impact on investor expectations worldwide) or a significant change in values of market indices, exchange traded funds or other financial instruments in the U.S. or other markets. The Fund monitors for subsequent events using several tools, including the use of a third party research service to assist in determining estimates of fair values for foreign securities. That service utilizes statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value. An indication by any of those tools of a potential material change in the value of securities results in either a meeting of the valuation committee, which considers whether a subsequent event has occurred and whether local market closing prices continue to represent fair values for potentially affected non-U.S. securities, and/or a valuation based on the information provided by the third party research service.

When fair value pricing is employed, the value of a portfolio security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security. Estimates of fair value utilized by the Fund as described above may differ from the value realized on the sale of those securities and the differences may be material to the NAV of the Fund. Values of foreign securities are translated from local currencies into U.S. dollars using current exchange rates.

The Fund may invest a significant portion of its total assets in securities principally traded in markets outside the U.S. The foreign markets in which the Fund may invest are sometimes open on days when the NYSE is not open and the Fund does not calculate its NAV, and sometimes is not open on days when the Fund does calculate its NAV. Even on days on which both the foreign market and the NYSE are open, several hours may pass between the time when trading in the foreign market closes and the time as of which the Fund calculates its NAV. That is generally the case for markets in Europe, Asia, Australia and other Far Eastern markets; the regular closing time of foreign markets in North and South America is generally the same as the closing time of the NYSE and the time as of which the Fund calculates its NAV. So, the value of the Fund’s portfolio may be affected on days when the Fund does not calculate its NAV and you cannot purchase or redeem Fund shares.

BUYING SHARES

IMPORTANT INFORMATION ABOUT OPENING AN ACCOUNT

Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account. Consequently, when you open an Artisan Funds account, you will be asked to provide certain identifying information on your account application. If you fail to provide the appropriate information to the Fund, the Fund may try to contact you to obtain the necessary information. For more information, see “Other Information – Anti-Money Laundering Compliance.”

HOW TO OPEN AN ACCOUNT

BY MAIL – Complete and sign a new account application. Mail the application, along with your check for $1,000 or more to the address listed below (use the address that matches the delivery mechanism you are using – regular mail or overnight delivery). All checks must be made payable to “Artisan Funds” or to “Artisan Global Small Cap Fund.” Artisan Funds will not accept cash, money orders, travelers checks, credit card payments, credit card checks, third-party checks, starter checks or checks drawn on non-U.S. financial institutions.

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For regular mail delivery: Artisan Funds c/o Boston Financial Data Services P. O. Box 8412 Boston, MA 02266-8412	For overnight mail delivery: Artisan Funds c/o Boston Financial Data Services 30 Dan Road Canton, MA 02021-2809 800.344.1770

All investment checks must be delivered to one of the addresses above. Artisan Funds and Artisan Partners Distributors LLC do not accept shareholder investment checks at their corporate offices; checks received at those offices will be forwarded to Boston Financial Data Services (Boston Financial), the Fund’s transfer agent, and purchases will not be effective until the order is received and accepted by Boston Financial. A purchase by check is priced at the NAV next calculated after Boston Financial receives the check.

BY EXCHANGE – You may open a new account by telephone by calling 800.344.1770 with an exchange of $1,000 or more from your identically registered account in another of the Artisan Funds. See “ – Telephone Exchange Plan.” A purchase by exchange is priced at the NAV next calculated after your call; the redemption may be subject to a redemption fee. See “Redeeming Shares – Redemption Fee.”

BY WIRE – Please call 800.344.1770 for instructions on opening an account by wire. You may purchase shares by instructing your financial institution to wire money to Artisan Funds’ custodian bank. Your financial institution may charge you a fee to send (or receive) funds by wire. Wire transfers from a bank outside the U.S. generally will not be accepted. A purchase by wire is priced at the NAV next calculated after Boston Financial receives your wire. Therefore, if your wire is received after the time as of which the NAV is calculated for the day, your funds may be held by the Fund’s custodian bank until the next business day. If you are opening a new account by wire transfer, a new account application must be received in proper form at the Fund’s transfer agent prior to the receipt of the wire. Artisan Funds will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems.

BY AUTOMATIC INVESTMENT PLAN (AIP) – Complete and sign the account application, including the AIP section. See “ – Automatic Investment Plan (AIP).”

HOW TO ADD T O AN ACCOUNT

BY MAIL – Mail your check for $50 or more to one of the addresses listed below (use the address that matches the delivery mechanism you are using – regular mail or overnight delivery) along with the additional investment form at the bottom of your account statement or a letter indicating the amount of the purchase, your account number and the name in which your account is registered. All checks must be made payable to “Artisan Funds” or to “Artisan Global Small Cap Fund.” Please print your account number on your check. Artisan Funds will not accept cash, money orders, travelers checks, credit card payments, credit card checks, third-party checks, starter checks or checks drawn on non-U.S. financial institutions.

For regular mail delivery: Artisan Funds c/o Boston Financial Data Services P. O. Box 8412 Boston, MA 02266-8412	For overnight mail delivery: Artisan Funds c/o Boston Financial Data Services 30 Dan Road Canton, MA 02021-2809 800.344.1770

BY TELEPHONE – The telephone purchase option enables you to add from $50 to $50,000 to your account by telephone. You may elect the telephone purchase option on your application or by completing the shareholder options form after your account has been opened. A telephone purchase with funds to be drawn from your bank account is generally effective on the business day of your call, if you call before the time as of which the Fund calculates its NAV, or on the next business day after your call if you call after the time as of which the Fund’s NAV has been calculated for the day. See “Investing with Artisan Funds – Share Price.” Your financial institution may impose a fee for wire or electronic funds transfer (EFT).

BY EXCHANGE – You may exchange between identically registered accounts within the same share class by telephone. Telephone exchanges are subject to a minimum exchange of $50 and other limits. See “ – Telephone Exchange Plan.”

BY WIRE – Please call 800.344.1770 for instructions on adding to an account by wire. A purchase by wire is priced at the NAV next calculated after Boston Financial receives your wire.

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BY AIP – To add AIP to your existing Artisan Fund account, please call 800.344.1770 or visit www.artisanfunds.com for a shareholder options form. Your financial institution may charge you a fee for electronic transfers of funds. See “ – Automatic Investment Plan (AIP)” for more information.

TELEPHONE EXCHANGE PLAN

You may open a new account by exchange of $1,000 or more from your identically registered account within the same share class in another of the Artisan Funds. You also may transfer investments between already existing identically registered accounts by exchanging at least $50.

Telephone exchanges are subject to these restrictions:

•	If you wish to exchange between Artisan Funds, both accounts must be registered in the same name, with the same address and taxpayer identification (social security or employer identification) number.

•

Your exchange will be processed on the business day on which you call if you call before the time as of which each Artisan Fund calculates its NAV, or on the next business day after your call if you call after the time as of which an Artisan Fund’s NAV has been calculated for the day. See “Investing with Artisan Funds – Share Price.”

•	If your account is subject to backup withholding, you may not use the telephone exchange plan.

•

If you use the telephone exchange plan more than four times in any rolling twelve-month period, Artisan Funds may terminate your access to the plan. Exchanges conducted through an omnibus account are not subject to this limitation because Artisan Funds may not be able to identify the underlying investors but you may be subject to restrictions imposed by the financial intermediary.

•	The Fund may charge you a 2% redemption fee on exchanges of shares owned for 90 days or less. See “Redeeming Shares – Redemption Fee.”

AUTOMATIC INVESTMENT PLAN (AIP)

The AIP allows you to make regular, systematic investments into the Fund. You purchase shares by transferring money from your designated checking or savings account directly into your Fund account. Simply designate your monthly investment amount (the monthly minimum is $50) and the day (between the 3rd and the 28th) you want the transfer to take place. If you do not select a day, the withdrawal from your account will be made on the 15th of the month. If a withdrawal date falls on a weekend or holiday, your payment will be transferred from your bank account on the business day prior to the date you selected. It may take up to 10 days to establish your AIP once your instructions have been received. Artisan Funds will not be responsible for non-sufficient funds fees. If your AIP does not clear, your purchase will be cancelled. You will be liable for any resulting losses or fees the Fund or its transfer agent incurs. If your purchase through the AIP fails to clear on two consecutive occasions, the Fund will terminate your AIP.

If you choose the AIP when you open your account, the minimum initial investment will be waived. However, your shares may be redeemed and your account closed if you discontinue the AIP before your account reaches the minimum initial investment size. See “Shareholder & Account Procedures – Minimum Balances.” To change an AIP, please notify us at least 14 days prior to the next scheduled investment date. For complete instructions on changing an AIP, please visit www.artisanfunds.com or contact a customer service representative at 800.344.1770.

PURCHASES – GENERAL INFORMATION

•	Your purchases must be in U.S. dollars.

•	If your check or telephone purchase order does not clear, your purchase will be cancelled. You also will be liable for any resulting losses or fees the Fund or its transfer agent incurs.

•	You may not change or cancel a purchase request after you have mailed or otherwise transmitted it.

•

An order typically is accepted when the Fund or its authorized agent has received a completed application or appropriate instruction along with the intended investment, if applicable, and any other required documentation. An order is not binding until accepted and entered on the books of the Fund.

•

The Fund reserves the right to reject any order deemed inappropriate or not to be in the best interests of existing Fund shareholders, to limit exchanges or to take such other actions as the Fund deems appropriate. For example, the Fund may reject an order that appears so large that it would disrupt management of the Fund or an order from someone ineligible to invest. The Fund also may reject orders as described below under “Other Information – Anti-Money Laundering Compliance” and “Other Information –

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Inappropriate Trading.” The Fund and its transfer agent will not be responsible for any loss, liability, cost or expense resulting from rejecting any purchase order.

•	A holiday, weekend or other interruption can affect the normal processing of an investment.

•

The Fund cannot accept a purchase order specifying a specific purchase date or price per share. Purchase checks greater than $50,000 that are post-dated or have a partial date or no date will be rejected. However, if a purchase check is less than $50,000, it will not be held for processing on the designated date, but will be processed upon acceptance.

•	The Fund may terminate your ability to make automatic investments and telephone purchases if an item is not paid by your financial institution on two consecutive occasions.

•

To prevent unauthorized transactions in your account, the Fund will take precautions designed to verify that information communicated by telephone is genuine. The Fund and its transfer agent may record a call, request identifying information and send written confirmation of telephone transactions. The Fund and its transfer agent will not be responsible for any loss, liability, cost or expense resulting from acting upon instructions furnished by telephone if we follow reasonable procedures designed to verify the identity of the caller. We recommend that you take precautions to keep confidential your personal information, including your account number and tax identification (social security or employer identification) number. You should verify the accuracy of each telephone transaction as soon as you receive your confirmation statement.

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REDEEMING SHARES

You may redeem some or all of your shares by telephone, written request sent to the Fund by mail, or systematic withdrawals on any day that the NYSE is open for regular session trading. Your redemption will be processed on the business day that your order is accepted by the Fund or its authorized agent if it is received before the time as of which the Fund calculates its NAV (NYSE closing time – usually 4:00 p.m. Eastern Time). If your order is received after that time, your order will be processed on the next business day. The Fund will redeem your shares at the NAV per share next calculated after your redemption order is received in good order by the Fund or its authorized agent. The Fund may reject your redemption order under certain circumstances, which are discussed below. The Fund will generally wire transfer the proceeds of your redemption to the bank account designated in your purchase application or on a telephone authorization form. Some redemptions require Medallion guarantees. See “ – Medallion Guarantees.”

HOW TO REDEEM SHARES

BY MAIL

Addresses:

For regular mail delivery:	For overnight mail delivery:
Artisan Funds c/o Boston Financial Data Services P. O. Box 8412 Boston, MA 02266-8412	Artisan Funds c/o Boston Financial Data Services 30 Dan Road Canton, MA 02021-2809 800.344.1770

Non-IRA Accounts

To redeem shares in an account other than an IRA, complete the Non-IRA Redemption form or mail a letter of instruction including: the Fund’s name; your account number; the dollar amount or number of shares to be sold; and the signature of each owner as it appears on the account. Some redemptions require Medallion guarantees. See “– Medallion Guarantees .” The letter of instruction should be sent to the address shown above (use the address that matches the delivery mechanism you are using – regular mail or overnight delivery).

IRA Accounts

To redeem shares in an Artisan Funds IRA account, you must send us a letter of instruction or complete the IRA Distribution Request Form. Call 800.344.1770 or visit www.artisanfunds.com for instructions. Some redemptions require Medallion guarantees. See “– Medallion Guarantees.”

If you are younger than 59  1/2, redemptions likely will be subject to income taxes and penalties. After you are 59  1/2, redemption proceeds may not be subject to penalties but likely will be subject to income tax.

For further instructions, documents or the IRA Disclosure Statement and Custodial Agreement, please call 800.344.1770 or visit www.artisanfunds.com.

BY TELEPHONE

You automatically have the telephone redemption option unless you decline it on your account application. If you decline this option, but would like to add it at a later date, call 800.344.1770 or visit www.artisanfunds.com for a shareholder options form. A request to change your existing U.S. bank account must be submitted in writing or on a shareholder options form and may require a form of signature validation.

If you redeem shares by telephone, any amount of shares may be redeemed if a bank account was designated on your account application, or updated on a shareholder options form after your account was opened, to receive the proceeds by wire transfer or EFT. If you have not designated a bank account to receive the proceeds by wire or EFT, telephone redemptions will be limited to $50,000 each and will be sent by check to your mailing address of record. Your bank may charge you a fee for an incoming wire or EFT; Artisan Funds reserves the right to charge fees for these services in the future. Payment by EFT usually will arrive at your bank two banking days after your redemption is processed. Payment by wire usually is credited to your bank account on the next banking day after your redemption is processed.

During periods of volatile economic and market conditions, you may have difficulty making a redemption request by telephone, in which case you should make your redemption request in writing.

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BY SYSTEMATIC WITHDRAWALS

This service lets you withdraw a set amount from your account at regular intervals. To be eligible for systematic withdrawal, you must have at least $5,000 in your Artisan Fund account and must withdraw at least $50 per transaction.

If you would like to add this option, please call us at 800.344.1770 or visit www.artisanfunds.com for a shareholder options form. You must use the IRA Distribution Request Form to request systematic withdrawals from your IRA account.

If you select the systematic withdrawal option, you may choose to have the Fund send payment: (i) by mail to the address of record; (ii) by EFT to a pre-authorized U.S. bank account; or (iii) to your pre-authorized U.S. bank account by wire transfer. In order to receive funds by EFT or wire transfer, you must identify your U.S. bank account on your application, or if you are changing your U.S. bank account or adding this feature after your account is open, on a shareholder options form. Your request to change your U.S. bank account or add options must be submitted in writing and may require a form of signature validation. Your bank may charge you a fee for the incoming wire or EFT; Artisan Funds reserves the right to charge fees for these services in the future. Payment by EFT usually will arrive at your bank two banking days after your redemption is processed. Payment by wire usually is credited to your bank account on the next banking day after your redemption is processed.

REDEMPTIONS – GENERAL INFORMATION

•

Normally, redemption proceeds will be mailed to you within seven days after receipt and acceptance of your redemption request. Redemption proceeds may be withheld or delayed as required by applicable law.

•	Subject to applicable law, the Fund may reject your redemption request if:

•	the identification information you provided in your account application cannot be verified;

•	your identification information matches information on a government list of suspicious persons; or

•	the Fund believes that you may be involved in suspicious activity.

•	Further documentation may be requested to evidence the authority of the person or entity making a written redemption request. Please call 800.344.1770 with questions.

•

If you recently have made a purchase by check or EFT, the Fund may withhold redemption proceeds until it is reasonably satisfied that it has received good funds. This confirmation process can take up to 15 days. To reduce such delays, Artisan Funds recommends that your purchase be made by federal funds wire through your financial institution.

•	You may not change or cancel a redemption request after you have mailed or otherwise transmitted it.

•

The Fund cannot accept a redemption request that is post-dated, specifies a particular date for processing, specifies a price for redemption or contains any other special conditions. All redemptions will be processed upon acceptance.

•	Redemptions may be suspended or payment dates postponed when the NYSE is closed, its trading is restricted or as permitted by the Securities and Exchange Commission (SEC).

•

If the Fund sends you a check for a redemption, systematic withdrawal payment or cash distribution that is returned “undeliverable” or remains uncashed for at least six months, the Fund may cancel the check and reinvest the proceeds in your Fund account at the NAV per share on the date of reinvestment and, if applicable, the Fund may (a) cancel your systematic withdrawal payments, honoring redemptions only by request and (b) automatically reinvest your future dividends and capital gains, even if you had elected cash payment. If you hold your investment in an IRA, or other circumstances exist such that reinvesting the proceeds is not in your or the Fund’s best interest, your check will not be cancelled and the Fund may attempt to contact you to obtain further instruction.

•

The Fund intends to pay all redemptions in cash. During any 90-day period for any one shareholder, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund’s net assets. Redemptions in excess of these limits may be paid wholly or partly by an in-kind distribution of securities.

•

The redemption price you receive depends upon the NAV per share of Investor Shares at the time of redemption. It may be more or less than the price you originally paid for the shares and may result in a realized capital gain or loss.

•

Shares in any account you maintain with Artisan Funds may be redeemed to the extent necessary to reimburse Artisan Funds for any loss it sustains that is caused by you (such as losses from uncollected checks or any Fund liability under the backup withholding provisions of the Internal Revenue Code of 1986, as amended (the “Code”) relating to your account).

•	Please call 800.344.1770 if you have any questions about requirements for a redemption before submitting your request.

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REDEMPTION FEE

If you redeem or exchange shares of the Fund that you have held for 90 days or less, the Fund will charge you a redemption fee of 2% of the redemption proceeds. The redemption fee will be deducted from your redemption proceeds and retained by the Fund.

The Fund reserves the right to waive or reduce the 2% redemption fee on shares held 90 days or less at its discretion when the Fund believes such waiver is in the best interests of the Fund, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect the Fund from the effects of short-term trading.

For example, the following transactions for direct shareholders of Fund shares (if known by the Fund) would not be subject to redemption fees:

•	Redemptions of shares purchased through reinvestment of dividends and distributions;

•	Redemptions of shares pursuant to certain automatic rebalancing programs;

•

Redemptions requested following the death of a registered shareholder on an account or the settler of a living trust that is the registered shareholder of an account, for shares held in the account at the time of death;

•	Redemptions of shares that were purchased as participant contributions through an employer-sponsored retirement plan;

•	Transaction activity due to processing errors; or

•	Shares exchanged from one share class to another within the same Fund.

This list is not exclusive. To request a waiver or if you have any questions about whether your transaction will be subject to the redemption fee, please call us at 800.344.1770.

The Fund will waive the redemption fee on redemptions of shares held by certain retirement or profit-sharing plans and shares purchased through certain financial intermediaries. In those cases where a financial intermediary passes the redemption fee through to underlying investors, the amount of the fee and the holding period generally will be consistent with the Fund’s criteria. However, due to differences in operational capacities, the financial intermediaries’ methods for tracking and calculating the fee may be different in some respects from the methods employed by the Fund. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information on how redemption fees will be applied to your shares.

Waivers of redemption fees are reported to the board of directors of Artisan Funds.

MEDALLION GUARANTEES

To protect you and the Fund from fraud, the following transaction requests must be submitted in writing and include a Medallion Signature Guarantee for each account owner:

•	If you wish to redeem more than $50,000 and have not previously designated a U.S. bank account to receive the proceeds by wire transfer or EFT.

•	If you add/remove an owner on your account.

•	If you add/change the beneficiary to whom your account will be transferred upon your death.

•	If you ask that a check or wire be delivered to an address or bank account other than the address or bank account on your account.

•	If you ask that a check or wire be made payable to someone other than the account owner.

•	If you transfer the ownership of your account.

•

If you wish to redeem shares and your address is changed in response to a U.S. Postal Service notification or you have changed the address on your account in writing without a Medallion guarantee, by phone or through www.artisanfunds.com within the last 60 days.

All Medallion Guarantees must use a STAMP2000 Medallion imprint appropriate for the nature and dollar amount of the transaction. Each owner’s signature must show the capacity in which the signer is acting, (for example, “Jane Doe, as Trustee”). Medallion Guarantee is a bar-coded signature guarantee and must be executed by an eligible guarantor. Eligible guarantors include Commercial Banks, Trust Companies, Savings Associations and Credit Unions, as defined by the Federal Deposit Insurance Act. Member firms of a domestic stock exchange are also considered eligible guarantors. Non bar-coded guarantees or stamps from a Notary Public are not acceptable.

If you are signing on behalf of an entity, you must indicate your capacity beside or beneath your signature. If you are signing in a capacity, further documentation may be required by the guarantor. Prior to signing, inquire what documentation needs to be provided and the maximum transaction amount the guarantee will insure. Request that the guarantor provide a legible bar-coded Medallion Guarantee. A form or transaction request received without a valid STAMP2000 Medallion imprint may be rejected.

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EXCHANGING SHARES

If you meet the minimum investment requirements for opening a new account, you may exchange Investor Shares of the Fund for Investor Shares of any other Artisan Fund that is open to new investors or any closed Artisan Fund (if you also meet the requirements described under “Who is Eligible to Invest in a Closed Artisan Fund?” in the respective Fund’s statutory prospectus). A fund exchange may be made by following the redemption procedures described under “How to Redeem Shares – By Mail” or “How to Redeem Shares – By Telephone.” The Fund will exchange your shares at the NAV per share next calculated after your exchange order is received in good order by the Fund or its authorized agent. If you exchange shares of the Fund that you have held for 90 days or less, the Fund will charge you a redemption fee of 2% of the redemption proceeds. An exchange of Investor Shares of the Fund for Investor Shares of another Artisan Fund will be a taxable transaction. See “Taxes” below.

The Fund reserves the right, without notice, to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason.

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SHAREHOLDER & ACCOUNT PROCEDURES

ACCOUNT OPTION CHANGES

To further protect the Fund and its shareholders from fraud, some shareholder account changes may require additional signature validation. Please refer to our shareholder options form for further information or call us at 800.344.1770.

MINIMUM BALANCES

The Fund reserves the right to close your account and redeem your shares if the value of your account falls below $1,000. However, before closing a small account, the Fund will notify you and give you at least 30 days to bring your account’s value up to the minimum.

The Fund will waive the $1,000 minimum balance requirement if an account value has declined below $1,000 due solely to investment performance.

If you discontinue an AIP before your account reaches $1,000, that account also may be closed.

If you participate in systematic withdrawal and your account has insufficient funds to meet a withdrawal, the amount remaining will be completely redeemed.

ADDRESS CHANGES

You may change the address on your account by:

•

sending us a written request signed by the registered owner(s) of the account (please note, if you wish to redeem shares within 60 days after a change of address in writing, the owner’s signature must be guaranteed using a STAMP2000 Medallion. See “Redeeming Shares – Medallion Guarantees”),

•	calling us at 800.344.1770, or

•	accessing your account through www.artisanfunds.com.

Artisan Funds will send a written confirmation of the change to both your old and new addresses. Artisan Funds will change your address in response to a U.S. Postal Service notification, but will attempt to contact you at the new address so that you can confirm the address change.

If your address is changed in response to a U.S. Postal Service notification, in writing without proper signature validation, by phone or through www.artisanfunds.com, we will not honor any redemption request for the following 60 days, unless that redemption is in writing with a Medallion guarantee. See “Redeeming Shares – Medallion Guarantees.” The Fund and its transfer agent will not be responsible for any loss, liability, cost or expense resulting from acting upon address changes if we follow reasonable procedures to verify the identity of the caller or website user.

If a piece of mail that we send to you is returned as undeliverable, we will attempt to resend the mail two more times. If it remains undeliverable after those three attempts, we will discontinue all mail to your mailing address of record until you notify us of a new address by one of the previously stated methods.

STATEMENTS AND REPORTS

As an Artisan Fund shareholder, you will receive:

•	Confirmation statements.

•	Quarterly account statements.

•	Annual and semiannual reports with financial statements.

•	Year-end tax statements.

Transactions made under certain periodic investment and withdrawal programs (including dividend reinvestment plans) will be confirmed on quarterly account statements. We suggest you keep each of your quarterly and year-end account and tax statements with your other important financial papers. You may need them for tax purposes.

If you need copies of statements, visit www.artisanfunds.com or call 800.344.1770. Copies of this year’s or last year’s statements are free of charge; for earlier years, there is a per statement processing fee (currently $10) for each year for which statements (account or tax) are requested.

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If more than one member of a household has an account with the Fund, we reduce the number of duplicate annual and semiannual reports your household receives by sending only one copy of each to the address shared by those accounts. If you hold more than one account in the Fund, we will only send one summary prospectus for the Fund, but your household may receive more than one copy if two or more members of your household hold accounts in the Fund. Call us at 800.344.1770 to request individual copies of these documents. We will begin sending individual copies within 30 days after receiving your request.

E-DELIVERY OF DOCUMENTS

If you hold your account directly with Artisan Funds, and you prefer to view Fund documents online rather than receiving paper documents, you may enroll in E-Delivery through www.artisanfunds.com. To enroll in E-Delivery, you will need to provide your social security number or employer identification number and a valid email address. All accounts associated with the social security or employer identification number you provide will be enrolled for E-Delivery.

When a Fund document becomes available, you will receive an email containing a link to that document. If the email we send to you is returned as undeliverable, we will attempt to resend the email two more times. If your email remains undelivered after those three attempts, your E-Delivery enrollment will be discontinued and paper copies of Fund documents will be sent to your mailing address on record. There are risks to electronic delivery of Fund documents, including, but not limited to, delay or failure of delivery due to technical difficulties and other matters beyond the Fund’s control. The Fund has no liability for the failure or disruption of the E-Delivery service due to circumstances beyond our reasonable control.

OTH ER INFORMATION

FINANCIAL INTERMEDIARIES

The Fund may authorize certain financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively “authorized agents”), to accept purchase, exchange and redemption orders on the Fund’s behalf. An order properly received by an authorized agent will be deemed to have been accepted by the Fund. If you buy, exchange or redeem shares through an authorized agent, you will pay or receive the Fund’s NAV per share next calculated after receipt and acceptance of the order by the authorized agent, after giving effect to any transaction charge imposed by the agent and the 2% redemption fee imposed by the Fund. The authorized agent’s procedures will apply in lieu of purchase, exchange and redemption procedures described in this statutory prospectus.

Some authorized agents do not charge investors a direct transaction fee, but instead charge a fee for accounting and shareholder services that the agent provides to you on the Fund’s behalf. These services may include recordkeeping, transaction processing for shareholders’ accounts and other services to its clients. This fee may be based on the number of accounts or may be a percentage, currently up to 0.40% annually, of the average value of accounts for which the authorized agent provides services. The Fund pays a portion of this fee, which is intended to compensate the authorized agent for its provision of services of the type that would be provided by the Fund’s transfer agent or other service providers if the shares were registered on the books of the Fund.

Artisan Partners, at its own expense, may pay authorized agents for accounting and shareholder services (to the extent those fees are not paid by the Fund), and for distribution and marketing services performed with respect to the Fund. Such payments for distribution and marketing services may be made as compensation or reimbursement for one or more of the following: (1) expenses incurred by authorized agents for their sales activities with respect to the Fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of authorized agents for their sales activities and (2) marketing and promotional services by authorized agents, such as business planning assistance, educating personnel about the Fund and sponsoring sales meetings. A number of factors may be considered in determining the amount of the payments associated with such services, including that authorized agent’s sales, client assets invested in the Fund and redemption rates, the quality of the authorized agent’s relationship with Artisan Partners, and the nature of the services provided by the authorized agent to its clients. Although neither the Fund nor Artisan Partners pays for the Fund to be included in an authorized agent’s “preferred list” or other promotional program, some authorized agents that receive compensation as described above may have such programs in which the Fund may be included. Authorized agents that receive these types of payments may have a conflict of interest in recommending or selling Fund shares rather than other mutual funds, particularly where such payments exceed those associated with other funds.

The Fund reserves the right to waive or reduce the minimum initial or subsequent investment requirements or the 2% redemption fee on Fund shares held for 90 days or less, for any account held through an authorized agent or other financial intermediary as described under “Investing with Artisan Funds – Minimum Investments” and “Redeeming Shares – Redemption Fee.”

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ANTI-MONEY LAUNDERING COMPLIANCE

Artisan Funds is required to comply with various anti-money laundering laws and regulations. Federal law requires all financial institutions, including mutual funds, to obtain, verify and record information that identifies each person who opens an account. Consequently, when you open an Artisan Funds account, you must provide certain identifying information on your account application. If you are transferring the ownership of your account, you also will need to provide identification information about the transferee. If you fail to provide the appropriate information to the Fund, the Fund may try to contact you to obtain the necessary information. If you are unable to provide the requested information, the Fund is unable to contact you within the period of time the Fund considers appropriate, or the Fund believes that the nature of the information needed is such that follow-up contact is not appropriate, your application will be rejected and the monies received to establish your account will be returned to you. For some investors and types of accounts, this could have adverse consequences. For example, an IRA holder with a limited amount of time to accomplish a rollover of IRA assets could suffer unfavorable tax consequences as a result of the Fund’s inability to process an application. As a result, it is very important that the application be filled out completely. If you have questions about completing your application, please call 800.344.1770.

After your account is established, the Fund also may take other actions or ask to see other identifying documents to verify your identity. These actions may include checking your identifying information against various databases and requesting identifying documents, such as a business license, for an entity, or a driver’s license or other state identification card for an individual to verify your identity. If the Fund is unable to verify your identity from the information you provide, your account will be closed and the redemption proceeds will be paid to you (unless the Fund is required to “freeze” your account as described below). You will receive the share price next calculated after the Fund determines that it is unable to verify your identity (so your redemption proceeds may be more or less than the amount you paid for your shares and the redemption may be a taxable transaction).

If at any time the Fund believes you may be involved in suspicious activity or if your identifying information matches information on government lists of suspicious persons, the Fund may choose not to establish a new account or may be required to “freeze” your account. The Fund also may be required to provide a governmental agency with information about your attempt to establish a new account or about transactions that have occurred in your account.

The Fund also may be required to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Fund to inform you that it has taken the actions described above.

INAPPROPRIATE TRADING

Artisan Funds attempts to identify investors who appear to engage in trading the Fund considers inappropriate, which may include frequent or short-term trading, and to take reasonable steps to deter such activity. The Fund cannot always identify or reasonably detect frequent, short-term or other inappropriate trading. In particular, it may be difficult to identify frequent, short-term or other inappropriate trading in certain omnibus accounts and other accounts traded through financial intermediaries (which may include broker-dealers, retirement plan administrators, insurance company separate accounts, bank trust departments or other financial services organizations), some of which may be authorized agents of the Fund. By their nature, omnibus accounts conceal from the Fund the identity of individual investors and their transactions. Artisan Funds complies fully with applicable federal rules requiring it to reach an agreement with each of its financial intermediaries pursuant to which certain information regarding purchases, redemptions, transfers and exchanges of Fund shares by underlying beneficial owners through financial intermediary accounts will be provided to the Fund upon request, but there can be no guarantee that all frequent, short-term or other trading activity the Fund may consider inappropriate will be detected, even with such agreements in place. If Artisan Funds is unsuccessful in reaching such an agreement with any financial intermediary, Artisan Funds will terminate that financial intermediary’s ability to purchase shares of the Fund for its customers.

Artisan Funds’ board of directors has adopted policies and procedures to address frequent or short-term trading. The Fund attempts to deter frequent or short-term trading through various methods, which include:

•	exchange limitations as described under “Buying Shares – Telephone Exchange Plan;”

•	redemption fees as described under “Redeeming Shares – Redemption Fee;” and

•	fair valuation of securities as described under “Investing with Artisan Funds – Share Price.”

The nature of the efforts undertaken and the resulting action by Artisan Funds depends, among other things, on the type of shareholder account. Trading activity is monitored selectively on a daily basis in an effort to detect frequent, short-term or other inappropriate trading. If Artisan Funds believes that an investor has engaged in frequent, short-term or other inappropriate trading, it may reject future purchases of Fund shares in that account or related accounts, or by that investor, with or without prior notice; reject a particular purchase order; limit exchanges among Artisan Funds; and/or refuse to open an account. If inappropriate trading is detected in an

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account registered in the name of a financial intermediary or plan sponsor, Artisan Funds may request that the financial intermediary or plan sponsor take action to prevent the particular investor or investors from engaging in that trading.

Rejection of future purchases by a retirement plan because of inappropriate trading activity by one or more plan participants is likely to impose adverse consequences on the plan and on other participants who did not engage in inappropriate trading. To avoid those collateral consequences, for retirement plans, Artisan Funds generally will communicate with the financial intermediary or plan sponsor and request that the financial intermediary or plan sponsor take action to cause the inappropriate trading activity to cease. If inappropriate trading activity recurs, Artisan Funds may refuse all future purchases from the plan, including those of plan participants not involved in the inappropriate activity.

A financial intermediary through which you may purchase Fund shares may also independently attempt to identify trading it considers inappropriate, which may include frequent or short-term trading, and take steps to deter such activity. In some cases, the financial intermediary may require the Fund’s consent or direction to undertake those efforts. In other cases, Artisan Funds may elect to allow the financial intermediary to apply its own policies with respect to inappropriate trading in lieu of seeking to apply Artisan Funds’ policies to shareholders investing in the Fund through such financial intermediary, based upon Artisan Funds’ conclusion that the financial intermediary’s policies sufficiently protect shareholders of the Fund. In either case, the Fund may have little or no ability to modify the parameters or limits on trading activity set by the financial intermediary. As a result, a financial intermediary may limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by the Fund and discussed in this statutory prospectus. The Fund’s ability to impose restrictions on trading activity with respect to accounts traded through a particular financial intermediary may also vary depending on the system capabilities, applicable contractual and legal restrictions and cooperation of the particular financial intermediary. If you purchase Fund shares through a financial intermediary, you should contact the financial intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to your account.

The identification of inappropriate trading involves judgments that are inherently subjective and the above actions alone or taken together with the other means by which Artisan Funds seeks to discourage certain types of inappropriate trading (through the use of short-term redemption fees and fair value pricing, for example) cannot eliminate the possibility that inappropriate trading activity in the Fund will occur. Trading activity, appropriate or inappropriate, may affect the Fund and other shareholders. See “Risks You Should Consider.”

PORTFOLIO SECURITY HOLDINGS DISCLOSURE

A complete list of the Fund’s portfolio holdings as of the close of each calendar quarter will be made publicly available on the 15th day of the following calendar quarter, or such other date as Artisan Funds may determine for the Fund on Artisan Funds’ website (www.artisanfunds.com). A complete list of portfolio holdings is also included in reports the Fund files with the SEC after the end of each quarter. The Fund may disclose its top ten holdings or an incomplete list of its holdings or discuss one or more portfolio holdings provided that the holdings have been made publicly available on Artisan Funds’ website at least one day prior to disclosure of such information or has been included in an SEC filing that is required to include the information. Any such list of holdings or discussion of one or more portfolio holdings will remain available on Artisan Funds’ website at least until the date on which the Fund files a report with the SEC that includes a list of portfolio holdings and is for the period that includes the date as of which such information is current. Portfolio holdings information can be found on Artisan Funds’ website at www.artisanfunds.com/materials_info/view_online.cfm. Further discussion about the Fund’s policies and procedures in connection with the disclosure of portfolio holdings is available in the Fund’s SAI.

COST BASIS REPORTING

Upon the redemption or exchange of your shares in the Fund, the Fund or, if you purchase your shares through a financial intermediary, your financial intermediary generally will be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you redeemed or exchanged. If you do not select a particular cost basis reporting method, the Fund or financial intermediary will apply its default cost basis reporting method to your shares. If you hold your shares directly in a Fund account, the Fund’s default method of average cost (or the method you have selected by notifying the Fund) will apply; if you hold your shares in an account with a financial intermediary, the intermediary’s default method (or the method you have selected by notifying the intermediary) will apply. Please see Artisan Funds’ website (www.artisanfunds.com) or call Artisan Funds at 800-344-1770, or consult your financial intermediary, as applicable, for more information regarding available methods for cost basis reporting and how to select or change a particular method. Please consult your tax advisor to determine which available cost basis method is best for you.

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DIVIDENDS, CAPITAL GAINS & TAXES

The Fund intends to distribute substantially all of its net income and net realized capital gains to investors at least annually. The Fund’s investment decisions generally are made without regard to tax consequences to shareholders. As a result, the Fund may be less tax-efficient than other mutual funds that take tax consequences into account in the investment process. The “Fund Summary” section of this statutory prospectus includes information on the Fund’s after-tax returns.

DISTRIBU TION OPTIONS

When you open an account, you may specify on your application how you want to receive your distributions. If you later want to change your selection, you may submit a written request to the Fund’s transfer agent, visit www.artisanfunds.com or call us at 800.344.1770.

The Fund offers the following options:

Reinvestment Option. Your income dividends and capital gain distributions will be reinvested in additional shares of the Fund. If you do not indicate a choice on your application, we will automatically reinvest your distributions.

Income-Only Option. We will automatically reinvest your capital gain distributions, but send income dividends to you by check or to your predesignated U.S. bank account by EFT.

Capital Gains-Only Option. We will automatically reinvest your income dividends, but send capital gain distributions to you by check or to your predesignated U.S. bank account by EFT.

Cash Option. We will send all distributions to you by check or to your predesignated U.S. bank account by EFT.

In IRA accounts, all distributions are automatically reinvested because payments in cash likely would be subject to income tax and penalties. After you are 59 1/2, you may request payment of distributions in cash. Distributions paid in cash, even after you are 59 1/2, likely will be subject to income tax.

The Fund does not pay dividends or distributions by Federal Reserve wire transfer.

When you reinvest, the reinvestment price is the Fund’s NAV per Investor Share at the close of business on the reinvestment date.

Distribution checks usually will begin to be mailed promptly after the payment date.

TAXES

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to an investment in the Fund. Your investment in the Fund may have other tax implications. For example, if your investment is held through a tax-deferred account such as an employee benefit plan or if you are a foreign person (defined below), other results may be obtained and other considerations may apply. Please consult your tax advisor about federal, state, local or foreign tax laws applicable to you.

When you sign your account application, you are asked to certify that your Social Security or taxpayer identification number is correct, that you are a U.S. person and that you are not subject to backup withholding for failing to report income to the Internal Revenue Service (IRS). If you fail to comply with this procedure, the IRS can require the Fund to withhold a percentage of your taxable distributions and redemptions.

The Fund intends to elect and to qualify each year to be treated as a “regulated investment company.” A regulated investment company is not subject to U.S. federal income taxes on income and gains that are distributed to shareholders in a timely manner.

Taxes on Redemptions. When you redeem shares in the Fund, you will generally recognize a capital gain or loss if there is a difference between the basis of your shares (typically, their cost) and the price you receive when you redeem them. Capital gain or loss realized from a redemption of shares held for more than one year will generally be treated as long-term capital gain or loss. Otherwise, the gain or loss will be treated as short-term capital gain or loss.

Whenever you redeem shares of the Fund, you will receive a confirmation statement showing how many shares you sold and at what price. Shareholders holding shares in taxable accounts also may receive a year-end statement early in the following year. This will allow you or your tax preparer to determine the tax consequences of each redemption. (See also “Cost Basis Reporting” above.) However, be sure to keep your regular account statements and tax forms; that information will be essential in verifying the amount of your capital gains or losses.

Taxes on Exchanges of Fund Shares. An exchange of Investor Shares of the Fund for Investor Shares of another Artisan Fund will be a taxable transaction. Any gain or loss resulting from such an exchange will generally be treated as a capital gain or loss for U.S.

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federal income tax purposes, and will be long-term or short-term capital gain or loss depending on how long you have held your shares.

Taxes on Distributions. Distributions are generally subject to federal income tax, and may be subject to state or local taxes. If you are a U.S. citizen residing outside the U.S., your distributions also may be taxed by the country in which you reside.

Your distributions are taxable in the year they are paid, whether you take them in cash or reinvest them in additional shares. However, distributions declared in October, November or December and paid in January of the following year are taxable as if you received them on December 31 of the year in which they were declared.

For federal income tax purposes, the Fund’s income and short-term capital gain distributions are generally taxed as ordinary income, except to the extent such distributions are attributable to “qualified dividend income” and the special tax treatment of such income is extended, as described below.

Long-term capital gain distributions reported by the Fund as capital gain dividends will be taxable as long-term capital gains includible in and taxable at the reduced rates applicable to net capital gains. Whether gains realized by the Fund are long-term or short-term depends on the length of time that the Fund held the asset it sold.

Net capital gains rates apply to “qualified dividend income” received by noncorporate shareholders who satisfy certain holding period requirements. The amount of Fund dividends eligible to be taxed as qualified dividend income at the reduced rate is not permitted to exceed the amount of the aggregate qualifying dividends received by the Fund. To the extent the Fund distributes amounts of dividends that the Fund determines are eligible for the reduced rates, it will identify the relevant amounts in its annual tax information reports to its shareholders.

Effective for taxable years beginning on or after January 1, 2013, a new 3.8% Medicare contribution tax is imposed on the “net investment income” of individuals, estates and trusts whose income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends, including any capital gain dividends paid by the Fund, and net capital gains recognized on the sale, redemption or exchange of shares of the Fund.

A portion of the Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends the Fund receives from U.S. corporations. However, dividends a corporate shareholder receives and deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.

The Fund’s investments in foreign securities may be subject to foreign withholding or other taxes, which, where applicable, will reduce the return on those securities. If more than 50% of the value of the Fund’s total assets at the end of its taxable year are invested in foreign securities, the Fund will be eligible to elect to permit shareholders to claim a credit or deduction with respect to foreign taxes incurred by the Fund. The Fund may choose not to make such an election.

Early in each calendar year, the Fund will send you and the IRS a Form 1099 showing the amount and character of taxable distributions you received (including those reinvested in additional shares) in the previous calendar year. Certain shareholders may receive an annual statement and not a Form 1099.

The Fund’s distributions are generally subject to tax as described herein even if such distributions are paid from income or gains earned by the Fund prior to a shareholder’s investment and thus were included in the price paid for the shares. As a result, if you invest in the Fund shortly before it makes a distribution, the distribution will be taxable even though it may economically represent a return of your investment.

The Fund generally publishes estimates of its distributions in advance of the planned record and payment dates. There is no assurance that the Fund will publish such estimates in the future. Those estimates, if published, are for planning purposes and are subject to change.

Non-U.S. Investors. In general, dividends (other than capital gain dividends) paid to a shareholder that is not a “United States person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30%, or such lower rate as may be provided by an applicable tax treaty. However, effective for taxable years beginning before January 1, 2014, the Fund generally is not required to withhold any amounts with respect to distributions of (i) U.S.-source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions are properly reported as such by the Fund. These exemptions for distributions will expire with respect to taxable years of the Fund beginning on or after January 1, 2014, unless Congress enacts legislation providing otherwise. The Fund has not determined whether it will separately report the portion of its distributions that should be treated as such interest-related or short-term capital gains dividends. Capital gain dividends will generally not be subject to withholding. Foreign persons should refer to the SAI for further information, and should consult their tax advisors as to the tax consequences to them of owning Fund shares.

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FINANCIAL HIGHLIGHTS

Financial highlights for the Fund are not presented because the Fund had not yet begun investment operations prior to the date of this prospectus.

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GLOSSARY

•	12b-1 fee: a fee charged by some mutual funds to pay for marketing, advertising and distribution services. Investors pay no 12b-1 fees when investing in an Artisan Fund.

•

Currency hedging: an attempt to reduce the risk of variations in exchange rates when the Fund has a position in securities traded in a foreign currency. The Fund may, if permitted by its investment guidelines, but is not required to, hedge its currency exposure. The Fund might hedge currency risk by contracting to buy or sell foreign currencies in the future at a specified exchange rate.

•

Custodian: a bank, trust company, or other financial institution that keeps custody of a mutual fund’s assets, particularly its portfolio of securities. A custodian provides safekeeping of securities but has no role in portfolio management.

•	Depositary receipt: a negotiable certificate issued by a financial institution representing a specified number of shares in a stock that has a direct listing on another exchange.

•	Developed market: a market in a country other than those listed under “Emerging or less developed market.”

•

Emerging or less developed market: a market in any country other than Canada, Luxembourg, the U.S. and the countries comprising the MSCI EAFE Index (at the date of this statutory prospectus, Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom).

•

Financial intermediary: a bank trust department, broker-dealer or other financial services organization through which Fund shares may be purchased and that provides services on behalf of the Fund to its customers who are Fund shareholders.

•

Fund exchange: a purchase in one class of an Artisan Fund and a corresponding sale in the same class in another Artisan Fund or a purchase in one class of an Artisan Fund and a corresponding sale of a different class of the same Artisan Fund. An exchange may have tax consequences for a shareholder.

•	Hedge: an investment made in order to attempt to reduce the impact of price movements.

•	Market capitalization: the aggregate value of all of a company’s outstanding common stock.

•	Omnibus accounts: accounts in which purchases and sales of the Fund’s shares by multiple investors are aggregated by a financial intermediary and presented to the Fund on an aggregate basis.

•

Ordinary operating expenses: all Fund expenses other than taxes, interest, commissions and other normal charges incident to the purchase and sale of portfolio securities, acquired fund fees and expenses, if any, and extraordinary charges such as litigation costs.

•	Portfolio turnover: a measure of the trading activity in the Fund’s investment portfolio – how often securities are bought and sold by the Fund.

•	Transfer agent: the organization that prepares and maintains records relating to shareholders’ accounts with the Fund.

For purposes of any electronic version of this statutory prospectus, the universal resource locators (URLs) referenced in this statutory prospectus are not intended to incorporate the contents of any website referenced into this statutory prospectus.

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For more detail on the Fund, you may request the SAI, which is incorporated in this prospectus by reference.

To view or print the SAI, the annual and semiannual reports to shareholders, when available, and other information about Artisan Funds, visit www.artisanfunds.com. Call 800.344.1770 to receive a free copy of those documents or if you have a question or would like to receive other information about Artisan Funds.

HTML and text-only versions of the Fund’s documents can be viewed online or downloaded from the EDGAR database on the SEC’s Internet website at www.sec.gov. You may also review and copy those documents by visiting the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202.551.8090. In addition, copies may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1520 or by e-mail request at publicinfo@sec.gov.

811-8932

ARTISAN FUNDS P.O. BOX 8412 BOSTON, MA 02266-8412 800.344.1770 WWW.ARTISANFUNDS.COM

The information in this Statement of Additional Information is not complete and may be changed. The Fund may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to completion, dated January 11, 2013

ARTISAN PARTNERS FUNDS, INC.

Artisan Global Small Cap Fund

Investor Shares - ([ARTWX])

STATEMENT OF ADDITIONAL INFORMATION

[March     , 2013]

Artisan Global Small Cap Fund (the “Fund”) is a series of Artisan Partners Funds, Inc. (“Artisan Funds”). This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Investor Shares prospectus of the Fund dated [March     , 2013] and any supplement to the prospectus. No information has been incorporated by reference into this SAI. A copy of the Fund’s prospectus and the annual and semiannual reports to shareholders, when available, can be obtained without charge by calling 800.344.1770, by writing to Artisan Funds, P.O. Box 8412, Boston, MA 02266-8412, or by accessing Artisan Funds’ website at www.artisanfunds.com.

Information about the Fund and Artisan Partners

The Fund is a series of Artisan Funds. Artisan Partners Limited Partnership (“Artisan Partners”) provides investment advisory services to the Fund.

The discussion below supplements the description in the prospectus of the Fund’s investment objective, policies and restrictions.

Investment Objective and Policies

The investment objective of the Fund may be changed by the board of directors without the approval of a “majority of the outstanding voting securities” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). However, investors in the Fund will receive at least 30 days’ prior written notice of implementation of any change in the Fund’s investment objective.

Investment Techniques and Risks

Foreign Securities

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) at market value at the time of purchase in common stocks and other securities of small U.S. and non-U.S. companies.

For the purposes of testing compliance with the Fund’s investment restrictions, Artisan Partners generally considers an issuer to be from a particular country as designated by its securities information vendors. However, Artisan Partners, in its own judgment, may consider an issuer to be from a country other than the country designated by the securities information vendors. As of the date of this SAI, Artisan Partners uses as its primary source the country assignments used by MSCI Inc. (“MSCI”) in the creation of the MSCI indices and FactSet Research Systems, Inc. as a secondary source for this information. The primary information vendor’s criteria currently include the identity of the jurisdiction of the issuer’s incorporation, the main equity trading market for the issuer’s securities, the geographical distribution of the issuer’s operations and the location of the issuer’s headquarters. Artisan Partners may also consider other criteria such as the source of a company’s revenues. Over time, country designations may change. Artisan Partners also uses the methodology described above to determine, in general, whether to consider an issuer “non-U.S.” for purposes of the Fund’s investment restriction.

As a result of this classification, the Fund may hold securities of issuers classified as U.S., but which are organized outside the U.S. or, vice versa, the Fund may hold securities of issuers classified as non-U.S., but which are organized in the U.S. and/or trade in the U.S. In addition, the country and regional classifications shown in the Fund’s shareholder reports, financial statements and other reports may differ from the classifications used for purposes of testing compliance with the Fund’s investment restrictions.

Securities of non-U.S. companies include American Depositary Receipts (“ADRs”), New York Shares, European Depositary Receipts (“EDRs”), Continental Depositary Receipts

(“CDRs”), Global Depositary Receipts (“GDRs”), or other securities representing underlying shares of foreign issuers. ADRs, New York Shares, EDRs, CDRs and GDRs are receipts, typically issued by a financial institution (a “depositary”), evidencing ownership interests in a security or pool of securities issued by an issuer and deposited with the depositary. ADRs, EDRs, CDRs and GDRs may be available for investment through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt’s underlying security. The Fund may invest in sponsored or unsponsored ADRs, EDRs, CDRs, GDRs, or other forms of depositary receipts, certain of which may include voting rights with respect to the underlying foreign shares, and certain of which may not.

With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, the Fund’s investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under “Managing Investment Exposure.”)

Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, positions that generally are denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the U.S.; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the U.S.; possible imposition of foreign taxes; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements.

Although the Fund tries to invest in companies located in countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect international investments.

Income from non-U.S. securities held by the Fund could be reduced by taxes withheld from that income, or other taxes that may be imposed by the countries in which the Fund invests. The net asset value (the “NAV”) of the Fund also may be affected by changes in the rates or methods of taxation applicable to the Fund or to entities in which the Fund has invested.

Emerging and Less Developed Markets. The Fund may invest up to 50% of its total assets at market value at the time of purchase in emerging and less developed markets

(“emerging markets”) securities. Artisan Partners considers emerging markets to be those markets in any country other than Canada, Luxembourg, the U.S. and the countries comprising the MSCI EAFE Index (currently, Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom). Investments in emerging markets’ securities involve special risks in addition to those generally associated with foreign investing. Many investments in emerging markets can be considered speculative, and the value of those investments can be more volatile than investments in more developed foreign markets. This difference reflects the greater uncertainties of investing in less established markets and economies. Costs associated with transactions in emerging markets’ securities typically are higher than costs associated with transactions in U.S. securities. Such transactions also may involve additional costs for the purchase or sale of foreign currency.

Certain foreign markets (including certain emerging markets) may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. The Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.

Many emerging markets have experienced substantial rates of inflation for extended periods. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, certain emerging market countries have imposed wage and price controls. Some of those countries, in recent years, have begun to control inflation through more prudent economic policies.

Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through ownership or control of many companies. The future actions of those governments could have a significant effect on economic conditions in emerging markets, which in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities in the Fund’s portfolio. Expropriation, confiscatory taxation, nationalization and political, economic and social instability have occurred throughout the history of certain emerging market countries and could adversely affect Fund assets should any of those conditions recur. In addition, high levels of national debt tend to make emerging markets heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

Privatizations. Some governments have been engaged in programs of selling part or all of their interests in government owned or controlled enterprises (“Privatizations”). The Fund may invest in Privatizations. In certain countries, the ability of a U.S. entity such as the Fund to participate in Privatizations may be limited by local law, and/or the terms on which the Fund may be permitted to participate may be less advantageous than those afforded local investors. There can be no assurance that governments will continue to sell their interests in companies currently owned or controlled by them or that Privatization programs will be successful.

Participation Certificates

The Fund may invest up to 10% of its total assets measured at the time of purchase in equity-linked securities (called “participation certificates” in this SAI but may be called different names by issuers). In a typical transaction, the Fund would buy a participation certificate from a bank or broker-dealer (“counterparty”) that would entitle the Fund to a return measured by the change in value of an identified underlying security.1 The purchase price of the participation certificate is based on the market price of the underlying security at the time of purchase converted into U.S. dollars, plus transaction costs. The counterparty may, but is not required to, purchase the shares of the underlying security to hedge its obligation. When the participation certificate expires or the Fund exercises the participation certificate and closes its position, the Fund receives a payment that is based upon the then-current value of the underlying security converted into U.S. dollars (less transaction costs).

The price, performance and liquidity of the participation certificate are all linked directly to the underlying security. The Fund’s ability to redeem or exercise a participation certificate generally is dependent on the liquidity in the local trading market for the security underlying the participation certificate. Participation certificates are typically privately placed securities that have not been registered for sale under the Securities Act of 1933, as amended (the “1933 Act”). Pursuant to Rule 144A under the 1933 Act, participation certificates are eligible for purchase or sale to certain qualified institutional buyers.

There are risks associated with participation certificates. The Fund that invests in a participation certificate will bear the full counterparty risk with respect to the issuing counterparty. Counterparty risk is the risk that the issuing counterparty will not fulfill its contractual obligation to timely pay the Fund the amount owed under the participation certificate. A participation certificate is a general unsecured contractual obligation of the issuing counterparty. The Fund has no rights under a participation certificate against the issuer of the securities underlying the participation certificate and so is dependent on the creditworthiness of the counterparty. The Fund attempts to mitigate that risk by purchasing only from issuers with investment grade credit ratings. Participation certificates also may have a longer settlement period than the underlying shares and during that time the Fund’s assets could not be deployed elsewhere. The issuers of participation certificates may be deemed to be brokers, dealers or engaged in the business of underwriting as defined in the 1940 Act. As a result, the Fund’s investment in participation certificates issued by a particular institution may be limited by certain investment restrictions contained in the 1940 Act.

For the purposes of determining compliance with the Fund’s limitations on investing in certain markets, regions, securities or industries, the Fund looks through the participation certificate to the issuer of the underlying security. For example, under normal circumstances, the Fund must invest no less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in common stocks and other securities of small U.S. and non-U.S. companies. The Fund will consider the country classification of the issuer of the

[1]	The Fund may also invest in a participation certificate in which a basket of equity securities serves as the underlying reference security for determining the value of the participation certificate.

security underlying the participation certificate for the purpose of testing compliance with this and other similar investment restrictions.

Real Estate Investment Trusts (“REITs”)

The Fund may invest in REITs. REITs are trusts that invest primarily in commercial real estate and/or real estate-related loans. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”) relating to its organization, ownership, assets and income, as well as with a requirement that it distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year. By investing in REITs indirectly through the Fund, shareholders will bear not only their proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs.

The Fund may be subject to certain risks associated with a REIT’s direct investment in real property and real estate-related loans. A REIT that invests in real estate-related loans may be affected by the quality of the credit extended, is dependent on specialized management skills, is subject to risks inherent in financing a limited number of properties, interest rate risk, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

Convertible Securities

The Fund may invest in convertible securities. Convertible securities include any corporate debt security or preferred stock that may be converted into, or carries the right to purchase, underlying shares of common stock. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security generally is less than would be the case if the security were a non-convertible obligation.

The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield). The estimated price at which a convertible security would be valued by the marketplace if it had no conversion feature is sometimes referred to as its “investment value.” The investment value of the convertible security typically will fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock.

If, because of a low price of the common stock, a convertible security’s conversion value is substantially below its investment value, the convertible security’s price is governed principally by its investment value. If a convertible security’s conversion value increases to a point that approximates or exceeds its investment value, the convertible security’s value will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed-income security. Holders of convertible securities have a claim on the issuer’s assets prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer.

A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objectives.

A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Convertible securities rank senior to common stock in a company’s capital structure and, therefore, generally entail less risk than the company’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a debt obligation. Before conversion, convertible securities have characteristics similar to non-convertible debt obligations and are designed to provide for a stable stream of income with generally higher yields than common stocks. However, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Moreover, convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common equity in order of preference or priority on an issuer’s balance sheet.

In determining whether to purchase a convertible security, Artisan Partners will consider the same criteria that would be considered in purchasing the underlying stock.

Preferred Stock

The Fund may invest in preferred stock. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company’s common stock, and thus also represent an ownership interest in that company. Preferred stocks may pay fixed or adjustable rates of return, and may be convertible into, or carry the right to purchase, the company’s common stock.

The value of a company’s preferred stock (like its common stock) may fall as a result of factors relating directly to that company’s products or services or due to factors affecting companies in the same industry or in a number of different industries. The value of preferred stock also may be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of the preferred stock usually will react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Because the claim on an issuer’s earnings represented by preferred stocks may become disproportionately large when interest rates fall below the rate payable on the securities or for other reasons, the issuer may redeem preferred stocks, generally after an initial period of call protection in which the stock is not redeemable. Thus, in declining interest rate environments in particular, the Fund’s holdings of higher dividend-paying preferred stocks may be reduced and the Fund may be unable to acquire securities paying comparable rates with the redemption proceeds.

Common Stock Warrants and Rights

The Fund may acquire, receive and retain common stock warrants and rights that are attached to securities held by the Fund. Common stock warrants entitle the holder to buy common stock from the issuer of the warrant at a specific price (the “strike price”) for a specific period of time. The market price of warrants may be substantially lower than the current market price of the underlying common stock, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying common stock. Rights are similar to warrants but normally have a shorter duration and are typically distributed directly by the issuers to existing shareholders, while warrants are typically attached to new debt or preferred stock issuances. Warrants and rights generally do not entitle the holder to dividends or voting rights with respect to the underlying common stock and do not represent any rights in the assets of the issuer company. Warrants and rights will expire if not exercised on or prior to the expiration date.

Investment Companies

The Fund may, from time to time, invest in securities issued by other investment companies within the limits prescribed by the 1940 Act and the rules and regulations thereunder.

The 1940 Act generally requires that the Fund limit its investments in securities of other investment companies, including most exchange-traded funds (“ETFs”), or series thereof so that, as determined at the time a securities purchase is made: (i) no more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) no more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies; and (iii) no more than 3% of the outstanding voting stock of any one investment company or series thereof will be owned by the Fund or by companies controlled by the Fund. These limitations, however, are not applicable if the securities are acquired in a merger, consolidation, reorganization or acquisition of assets. The Fund may invest in ETFs, which are investment companies that are generally registered under the 1940 Act. ETFs are ownership interests in publicly traded unit investment trusts, open-end funds or depositary receipts that seek to track the performance of specific indices or companies in related industries.

The shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase and sell these shares on the secondary market at their current market prices, which may be more or less than their net asset values.

Investing in other investment companies, including ETFs, may result in higher fees and expenses for the Fund and its shareholders. As a shareholder of another investment company, the Fund would bear, along with other shareholders, a pro-rata portion of the other investment company’s expenses, including advisory fees, and such fees and other expenses will be borne indirectly by the Fund’s shareholders. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

Investment companies, including ETFs, generally are subject to the same risks as the underlying securities in which the investment company invests. For example, an ETF that tracks an index will subject the Fund to risks of the specific sector or industry to which the ETF relates. Investment companies that trade on exchanges, including ETFs, also are subject to the risk that their prices may not totally correlate to the prices of the underlying securities in which the investment companies invest and the risk of possible trading halts due to market conditions or for other reasons.

Managing Investment Exposure

The Fund may (but is not obligated to) use various techniques to increase or decrease its exposure to the effects of possible changes in security prices, currency exchange rates or other factors that affect the value of its portfolios. These techniques include buying and selling options, futures contracts or options on futures contracts, or entering into currency exchange contracts.

Artisan Partners may use these techniques to adjust the risk and return characteristics of the Fund’s portfolio. If Artisan Partners judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund’s investments, or if the counterparty to the transaction does not perform as promised, the transaction could result in a loss. Use of these techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. The Fund may use these techniques for hedging, risk management or portfolio management purposes and not for speculation.

[The Fund is operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “CEA”) pursuant to Rule 4.5 under the CEA (the “exclusion”) promulgated by the Commodity Futures Trading Commission (the “CFTC”). Accordingly, neither the Fund nor Artisan Partners (with respect to the Fund) is subject to registration or regulation as a “commodity pool operator” under the CEA. To remain eligible for the exclusion, the Fund will be limited in its ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures and options on futures and certain swaps transactions. In the event that the Fund’s investments in commodity interests are not within the thresholds set forth in the exclusion, Artisan Partners may be required to register as a “commodity pool operator” and/or “commodity trading advisor” with the CFTC with respect to the Fund. Artisan Partners’ eligibility to claim the exclusion with respect to the Fund will be based upon, among other things, the level and scope of the Fund’s investments in commodity interests, the purposes of such investments and the manner in which the Fund holds out its use of commodity interests. The Fund’s ability to invest in commodity interests

(including, but not limited to, futures and swaps on broad-based securities indices and interest rates) is limited by Artisan Partners’ intention to operate the Fund in a manner that would permit Artisan Partners to continue to claim the exclusion under Rule 4.5, which may adversely affect the Fund’s total return. In the event that Artisan Partners becomes unable to rely on the exclusion in Rule 4.5 and is required to register with the CFTC as a commodity pool operator with respect to the Fund, the Fund’s expenses may increase, adversely affecting the Fund’s total return.]

Currency Exchange Transactions. Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts (“forward contracts”). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and at a price set at the time of the contract. Forward contracts usually are entered into with banks and broker-dealers, are not exchange traded, and usually are for less than one year, but may be renewed.

Forward currency transactions may involve currencies of the different countries in which the Fund may invest, and serve as hedges against possible variations in the exchange rate between these currencies. Currency transactions may be used for transaction hedging and portfolio hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities or income receivables. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular currency. Portfolio hedging allows the Fund to limit or reduce exposure in a foreign currency by entering into a forward contract to sell or buy such foreign currency (or another foreign currency that acts as a proxy for that currency) so that the U.S. dollar value of certain underlying foreign portfolio securities can be approximately matched by an equivalent U.S. dollar liability. The Fund may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that the Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, the Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the portfolio of the Fund. The Fund may not engage in speculative currency exchange transactions.

At the maturity of a forward contract to deliver a particular currency, the Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

It is impossible to forecast with precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for the Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.

If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Fund’s entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to the Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Because currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

Options on Securities and Indices. The Fund may purchase and write (sell) put options and call options on securities, indices or foreign currencies in standardized contracts traded on recognized securities exchanges, boards of trade, or similar entities. The Fund may also purchase and write (sell) over-the-counter (“OTC”) put options and call options.

An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option on an individual security or on a foreign currency has the obligation upon exercise of the option to deliver the underlying security or foreign currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or foreign currency. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.) In contrast to exchange-traded options, OTC options are two-party contracts with negotiated exercise prices and expiration dates.

The Fund will write call options and put options only if they are “covered.” For example, in the case of a call option on a security, the option is “covered” if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

If an option written by the Fund expires, the Fund realizes a gain for tax purposes equal to the premium received at the time the option was written. If an option purchased by the Fund expires, the Fund realizes a loss equal to the premium paid.

Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

Risks Associated with Options on Securities and Indices. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased or written by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased.

Risks Associated with OTC Options. OTC options are contracts between the Fund and its counterparty (usually a securities dealer or bank) with no clearing organization guarantee. Thus, if the Fund purchases an OTC option and the option is exercised, there is a risk that the counterparty will fail to perform, which could result in the loss of any premium paid by the Fund and the loss of any anticipated benefit from the transaction. Under certain circumstances, OTC options also may be considered illiquid and thus subject to the Fund’s restriction on investing no more than 10% of its net assets in illiquid securities.

Futures Contracts and Options on Futures Contracts. The Fund may buy and sell futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or money at a specified time and price. The Fund also may purchase and write call and put options on futures contracts. Options on futures contracts give the holder the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option. Options on futures contracts possess many of the same characteristics as options on securities, indices and foreign currencies, as previously discussed.

The Fund may use futures contracts and options on futures contracts for hedging, risk management or portfolio management purposes, including to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges.

The Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the CFTC so long as, to the extent that such transactions are not for “bona fide hedging purposes,” the aggregate initial margin and premiums required to establish such positions (excluding the amount by which such options are in-the-money2) do not exceed 5% of the Fund’s net assets.

To avoid leveraging and related risks, when the Fund invests in futures contracts, it will cover its position by earmarking or segregating an amount of cash or liquid securities, equal to the market value of the futures positions held less margin deposits, and that amount will be marked-to-market on a daily basis.

There are risks associated with futures contracts and options on futures contracts including: the success of such an investment strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; there may not

[2]

A call option is “in-the-money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in-the-money” if the exercise price exceeds the value of the futures contract that is the subject of the option.

be a liquid secondary market for a futures contract or futures option; trading restrictions or limitations may be imposed by an exchange; and government regulations may restrict trading in futures contracts and futures options.

Private Placements and Rule 144A Securities

The Fund may purchase securities that have been privately placed, including securities that are eligible for resale under Rule 144A (“Rule 144A securities”) under the 1933 Act. That Rule permits certain qualified institutional buyers, including investment companies that own and invest at least $100 million in securities, to trade in privately placed securities that have not been registered for sale under the 1933 Act, including participation certificates. The Fund may purchase securities, including participation certificates and other Rule 144A securities, that are privately placed in the U.S. Most of the securities purchased by the Fund in a private placement are then typically freely tradeable outside the U.S. either on a non-U.S. securities exchange or over-the-counter. Participation certificates typically are as tradeable as their underlying securities.

Artisan Partners, under the supervision of the board of directors of Artisan Funds, may consider whether Rule 144A securities are illiquid and thus subject to the Fund’s restriction on investing no more than 10% of its net assets in illiquid securities. In making a determination of whether a Rule 144A security is liquid or not, Artisan Partners will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, Artisan Partners could consider: (1) the frequency of trades and quotes for the specific security, (2) the number of dealers willing to purchase or sell such security and the number of other potential purchasers, (3) any dealer undertaking to make a market in such security, (4) the nature of such security and the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transferring such securities), (5) whether the security trades freely in a non-U.S. market or markets; and (6) other factors, if any, which Artisan Partners deems relevant to determining the existence of a trading market for such security. The liquidity of Rule 144A securities that have been determined to be liquid would be monitored and, if as a result of changed conditions, Artisan Partners determined that a Rule 144A security is no longer liquid, the Fund’s holdings of illiquid securities would be reviewed to determine what steps, if any, are required to assure that the Fund does not invest more than 10% of its net assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if such securities are not freely tradeable outside the U.S. or qualified institutional buyers are unwilling to purchase such securities.

Lending of Portfolio Securities

Although the Fund currently does not lend its portfolio securities to broker-dealers and banks, subject to restriction (4) under “Investment Restrictions” in this SAI, the Fund may do so. Any loan of portfolio securities must be continuously secured by collateral in cash or cash equivalents maintained on a current basis with the Fund’s custodian in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and also would receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities if, in Artisan Partners’ judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. The Fund will not lend portfolio securities having an aggregate value of more than 5% of the Fund’s assets at the time of initiation of any loan.

Cash and Repurchase Agreements

The Fund generally tries to maintain a cash position of no more than 10% of its total assets. However, cash flows from shareholder purchases and sales of Fund shares and from Fund purchases and sales of portfolio securities can cause the Fund’s cash position to vary significantly from time to time. As a result, the Fund may at times hold more than 10% of its total assets in cash. The Fund typically invests its available cash in repurchase agreements when repurchase agreements are available for investment.

Repurchase agreements are transactions in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, the Fund will enter into repurchase agreements only with banks and dealers believed by Artisan Partners to present minimal credit risks. Artisan Partners will review and monitor the creditworthiness of such institutions, and will consider the capitalization of the institution, Artisan Partners’ prior dealings with the institution, any rating of the institution’s senior long-term debt by independent rating agencies, and other relevant factors.

The Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution that is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund’s ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under such Code that would allow it immediately to resell such collateral.

When-Issued and Delayed-Delivery Securities; Reverse Repurchase Agreements

The Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if Artisan Partners deems it advisable for investment reasons. The Fund does not currently intend to have commitments to purchase when-issued securities in excess of 5% of its net assets.

The Fund may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs. However, reverse repurchase agreements will be treated as borrowing and subject to the Fund’s fundamental limitation on borrowing.

At the time the Fund enters into a binding obligation to purchase securities on a when-issued or delayed-delivery basis or enters into a reverse repurchase agreement, assets of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit as described below, may increase NAV fluctuation.

Short Sales

The Fund may make short sales “against the box.” In a short sale, the Fund sells a borrowed security and is required to return the identical security to the lender. A short sale “against the box” involves the sale of a security with respect to which the Fund already owns an equivalent security in kind and amount. A short sale “against the box” enables the Fund to obtain the current market price of a security that it desires to sell but is unavailable for settlement. The Fund does not currently intend to have commitments to make short sales “against the box” in excess of 5% of its net assets.

Line of Credit

Artisan Funds maintains a line of credit with a bank in order to permit borrowing on a temporary basis for extraordinary or emergency purposes, including without limitation to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities. Any borrowings under that line of credit by the Fund would be subject to restriction (5) under “Investment Restrictions” in this SAI.

Portfolio Turnover

Although the Fund does not purchase securities with a view to rapid turnover, there are no limitations on the length of time that portfolio securities must be held and the Fund may have short-term capital gains and losses. Portfolio turnover can occur for a number of reasons such as general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. Because of the Fund’s flexibility of investment and emphasis on growth of capital, it may have greater portfolio turnover than that of mutual funds that have primary objectives of income or maintenance of a balanced investment position.

Because the Fund had not yet begun investment operations prior to the date of this SAI, the Fund has no portfolio turnover to report for prior fiscal years.

Future turnover rates for the Fund may vary significantly from year to year. A high rate of portfolio turnover results in increased transaction costs, which must be borne by the Fund. High portfolio turnover also may result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for U.S. federal income tax purposes. See “Dividends, Capital Gains & Taxes” in the prospectus, and “Additional Federal Income Tax Information” in this SAI.

Investment Restrictions

Fundamental Restrictions

Artisan Funds has adopted investment restrictions (which may not be changed without the approval of the lesser of (i) 67% of the Fund’s shares present at a meeting if more than 50% of the shares outstanding are present or (ii) more than 50% of the Fund’s outstanding shares) under which the Fund may not:

(1) act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale;

(2) purchase or sell real estate, although it may purchase securities of issuers that deal in real estate, including securities of real estate investment trusts, and may purchase securities that are secured by interests in real estate. The Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities;

(3) purchase or sell commodities or commodity contracts, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, swap contracts subject to the regulation by the Commodity Futures Trading Commission, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants, repurchase agreements and other derivative instruments entered into in accordance with the Fund’s investment policies;

(4) make loans, except that the Fund may (a) lend portfolio securities in accordance with the Fund’s investment policies up to 33 1/3% of the Fund’s total assets taken at market value, (b) enter into repurchase agreements and (c) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers’ acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities;

(5) borrow money except under the following circumstances: (a) the Fund may borrow money from banks so long as after such a transaction, the total assets (including the amount borrowed) less liabilities other than debt obligations, represent at least 300% of outstanding debt obligations; (b) the Fund may also borrow amounts equal to an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes, such as for the clearance and settlement of portfolio transactions and to meet shareholder redemption requests; and (c) the Fund may enter into transactions that are technically borrowings under the Investment Company Act of 1940, as amended, because they involve the sale of a security coupled with an agreement to repurchase that security (e.g., reverse repurchase agreements, dollar rolls and other similar investment techniques) without regard to the asset coverage restriction described in (a) above, so long as and to the extent that the Fund earmarks and maintains liquid securities equal in value to its obligations in respect of these transactions;

(6) invest more than 25% of its total assets (taken at market value at the time of a particular purchase) in the securities of one or more issuers in any particular industry (excluding the U.S. Government or its agencies or instrumentalities);

(7) issue any class of securities that is senior to the Fund’s shares of beneficial interest, except to the extent the Fund is permitted to borrow money or otherwise to the extent consistent with applicable law; or

(8) with respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the Fund’s total assets taken at market value at the time of a particular purchase to be invested in the securities of such issuer; or (b) such purchase would result in more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of such issuer being held by the Fund.

The Fund’s investment objective is not a fundamental restriction and, therefore, a change in the objective is not subject to shareholder approval. However, investors in the Fund will receive written notification at least 30 days prior to any change in the Fund’s investment objective.

For purposes of investment restriction (5) above, borrowing shall not be considered to include (without limitation): investments in derivative instruments, such as options, futures contracts, options on futures contracts, forward commitments and swaps, short sales and roll transactions made in accordance with the Fund’s investment policies.

Non-Fundamental Restrictions

The Fund is also subject to non-fundamental restrictions and policies (which may be changed by the board of directors), under which the Fund may not:

(a) invest in companies for the purpose of exercising control or management;

(b) purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of the Fund’s total assets (valued at time of purchase) in the case of any one other investment company and 10% of total assets (valued at time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker’s commission, except for securities acquired as part of a merger, consolidation, acquisition or reorganization;

(c) purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions), or sell securities short unless (i) the Fund owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the securities sold are “when issued” or “when distributed” securities which the Fund expects to receive in recapitalization, reorganization, or other exchange for securities the Fund contemporaneously owns or has the right to obtain and provided that transactions in options, futures, and options on futures are not treated as short sales;

(d) invest more than 10% of its net assets (taken at market value at the time of each purchase) in illiquid securities, including repurchase agreements maturing in more than seven days; or

(e) under normal circumstances, invest less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in common stocks and other securities of small U.S. and non-U.S. companies.

The Fund will notify its shareholders at least 60 days prior to any change in the policy described in (e) above.

For purposes of these investment restrictions, subsequent changes in the Fund’s holdings as a result of changing market conditions or changes in the amount of the Fund’s total assets does not require the Fund to sell or dispose of an investment or to take any other action.

Organization

The Fund is a series of Artisan Partners Funds, Inc., an open-end, diversified management investment company that was incorporated under Wisconsin law on January 5, 1995. As of the date of this SAI, the Fund offers only an Investor Share class.

The Wisconsin Business Corporation Law permits registered investment companies to operate without an annual meeting of shareholders under specified circumstances, such as if an annual meeting is not required by the 1940 Act (the federal securities law that governs the regulation of investment companies). Artisan Funds has adopted the appropriate provisions in its bylaws and does not expect to hold an annual meeting in any year in which the election of directors or any other action requiring shareholder approval is not required to be acted upon by shareholders. Artisan Funds believes that not holding shareholder meetings except as otherwise required reduces the Fund’s expenses and enhances shareholder returns.

The Fund may hold special meetings of shareholders to elect or remove directors, change fundamental policies, approve a management contract, or for other purposes. The Fund will distribute proxy materials in advance, including information about the proposals to be voted on and instructions on how to vote. You are entitled to one vote, or fraction thereof, for each share of the Fund, or fraction thereof, that you own. Shareholders not attending these meetings are encouraged to vote by proxy.

All shares participate equally in dividends and other distributions declared by the board of directors with respect to the applicable class of shares, and all shares of a class have pro rata rights to the residual assets of the respective class in the event of liquidation. Shares of the Fund have no preemptive, conversion or subscription rights.

Artisan Funds is governed by a board of directors that is responsible for protecting the interests of the Fund’s shareholders. The directors are experienced executives and professionals who meet at regular intervals to oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund and review performance. A majority of directors are not otherwise affiliated with Artisan Funds or Artisan Partners.

Directors and Officers

The board of directors has overall responsibility for the conduct of the affairs of Artisan Funds. The chairman of the board is an independent director.3 Each director serves an indefinite term of unlimited duration until the next annual meeting of shareholders and until the election and qualification of his or her successor or until he or she retires, resigns or is removed from office. Artisan Funds’ bylaws provide that each director must retire by the end of the calendar year in which he or she attains the age of 72. The board of directors may fill any vacancy on the board provided that, after such appointment, at least two-thirds of the directors have been elected by the shareholders. The shareholders may remove a director by a vote of a majority of the outstanding shares of Artisan Funds at any meeting of shareholders called for the purpose of removing such director.

The board of directors’ role is one of oversight, rather than active management. This oversight extends to Artisan Funds’ risk management processes. Those processes are embedded in the responsibilities of officers of Artisan Funds. Senior officers of Artisan Funds, including the president, chief financial officer, general counsel, and chief compliance officer, report directly to the full board on a variety of matters at regular meetings of the board of directors. The chief financial officer also reports regularly to Artisan Funds’ audit committee, which is comprised of all of Artisan Funds’ independent directors.

The board’s leadership structure features independent directors serving as board chairman and chairmen of the audit and governance and nominating committees. This structure is reviewed by the board regularly and the board believes it to be appropriate and effective. All independent directors are members of the audit and governance and nominating committees. Inclusion of independent directors in the audit and governance and nominating committees allows all such directors to participate in the full range of the board’s oversight duties, including oversight of risk management processes.

The board of directors elects the officers of Artisan Funds, provided that the chief compliance officer must be approved by a majority of the independent directors. Each officer holds office for one year and until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed or disqualified. The board of directors may remove

[3]	Directors who are not “interested” as defined by the 1940 Act are deemed to be “independent directors.”

any officer, with or without cause, at any time, provided that a majority of the independent directors must approve the removal of the chief compliance officer.

The names and ages of the directors and officers, the date each first was elected to office, their principal business occupations and other directorships they have held during the last five years in any publicly-traded company or any registered investment company are shown below. There are thirteen series of Artisan Funds, all of which are overseen by the board of directors and officers of Artisan Funds.

Name and Age at December 31, 2012	Position(s) Held with Artisan Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during Past 5 Years	Other Public Company or Registered Investment Company Directorships Held	Experience, Qualifications, Attributes, Skills for Board Membership

Directors who are not “interested persons” of Artisan Funds:
David A. Erne, 69	Director and Independent Chair of the Board of Directors	Director since 3/27/95; Independent Chair since 2/4/05	Of counsel to the law firm Reinhart Boerner Van Deuren s.c., Milwaukee, WI.	Trustee, Northwestern Mutual Life Insurance Company (individual life insurance, disability insurance and annuity company).	Significant board experience; legal training and practice.
Gail L. Hanson, 57	Director	1/1/12	Chief Financial Officer, Aurora Health Care (not for profit health care provider); from September 2004 to February 2011, Deputy Executive Director, State of Wisconsin Investment Board.	Director, Northwestern Mutual Series Fund, Inc. (individual life insurance and investment company) (28 portfolios).

Significant executive experience including service as chief financial officer and service as deputy executive director of a state investment board; certified financial analyst and certified public accountant; audit committee financial expert.

Name and Age at December 31, 2012	Position(s) Held with Artisan Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during Past 5 Years	Other Public Company or Registered Investment Company Directorships Held	Experience, Qualifications, Attributes, Skills for Board Membership
Thomas R. Hefty, 65	Director	3/27/95

Retired; from January 2007 to February 2008, President, Kern Family Foundation (private, grant-making organization); until December 2006, of counsel to the law firm Reinhart Boerner Van Deuren s.c., Milwaukee, WI; until December 2006, Adjunct Professor, Department of Business and Economics, Ripon College; until December 2002, Chairman of the Board and Chief Executive Officer of Cobalt Corporation (provider of managed care and specialty business services).

				None.	Significant board experience; significant executive experience including past service as the chief executive officer of a public company; legal training and practice; audit committee financial expert.
Patrick S. Pittard, 67	Director	8/9/01

Chairman and Chief Executive Officer, ACT Bridge, Inc. (enterprise talent management firm); Distinguished Executive in Residence (teaching position), University of Georgia; until October 2001, Chairman of the Board, President and Chief Executive Officer of Heidrick & Struggles International, Inc. (executive search firm).

				Director, Lincoln National Corporation (insurance and investment management company); former Director, Cbeyond, Inc. (telecommunications company, formerly Cbeyond Communications, Inc.).	Significant board experience; significant executive experience including past service as chief executive officer of a public company.

Name and Age at December 31, 2012	Position(s) Held with Artisan Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during Past 5 Years	Other Public Company or Registered Investment Company Directorships Held	Experience, Qualifications, Attributes, Skills for Board Membership
R. Scott Trumbull, 64	Director	11/13/12	Chairman and Chief Executive Officer, Franklin Electric Co., Inc. (manufacturer of water and fuel pumping systems).	Director, Health Care REIT (investor in health care real estate).	Significant board experience; significant executive experience including service as chief executive officer of a public company and service as non-executive chairman of a privately held company.

Director who is an “interested person” of Artisan Funds:
Andrew A. Ziegler, 55*	Director	1/5/95	Managing Director of Artisan Partners; until February 2010, President and Chief Executive Officer of Artisan Funds.	None.

Continuing service as Managing Director of Artisan Partners and past services as Chief Executive Officer of Artisan Partners; continuing service as Executive Chairman of Artisan Investment GP LLC (the general partner of Artisan Partners); past services as Chief Executive Officer and President of Artisan Funds; significant board experience; and legal training and practice.

*	Mr. Ziegler is an “interested person” of Artisan Funds, as defined in the 1940 Act, because he is a Managing Director of Artisan Partners and an officer of Artisan Investments GP LLC (the general partner of Artisan Partners). Mr. Ziegler and Carlene M. Ziegler (who are married to each other) control Artisan Partners.

Name and Age at December 31, 2012	Position(s) Held with Artisan Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during Past 5 Years	Other Public Company or Registered Investment Company Directorships Held

Officers:
Eric R. Colson, 43	President and Chief Executive Officer	2/9/10	Managing Director and Chief Executive Officer of Artisan Partners since January 2010; prior thereto, Managing Director and Chief Operating Officer – Investment Operations of Artisan Partners.	None.
Gregory K. Ramirez, 42	Chief Financial Officer, Vice President and Treasurer	2/8/11

Managing Director and Chief Accounting Officer of Artisan Partners since March 2010; Vice President, Treasurer and Chief Financial Officer of Artisan Partners Distributors LLC since July 2012; prior thereto, Assistant Treasurer of Artisan Partners Distributors LLC; until February 2011, Assistant Secretary and Assistant Treasurer of Artisan Funds.

None.
Sarah A. Johnson, 40	General Counsel, Vice President and Secretary	2/8/11

Managing Director (since March 2010), General Counsel (since July 2012) and Chief Compliance Officer (since January 2012) of Artisan Partners; prior thereto, Associate Counsel of Artisan Partners; Vice President and Secretary of Artisan Partners Distributors LLC; until February 2011, Assistant Secretary of Artisan Funds.

None.

Name and Age at December 31, 2012	Position(s) Held with Artisan Funds	Date First Elected or Appointed to Office	Principal Occupation(s) during Past 5 Years	Other Public Company or Registered Investment Company Directorships Held
Brooke J. Billick, 59	Chief Compliance Officer	8/19/04	Chief Compliance Officer – U.S. Mutual Funds and Associate Counsel of Artisan Partners; until January 2012, Chief Compliance Officer of Artisan Partners and Artisan Partners Distributors LLC.	None.
James S. Hamman, Jr., 43	Vice President and Assistant Secretary	2/8/11

Associate Counsel of Artisan Partners since March 2010; from January 2008 until - February 2010, Principal of Elite Investment Partners, LLC; prior thereto, Executive Vice President, General Counsel and Secretary of Calamos Asset Management, Inc.

None.
Stephen W. Hlavach, 44	Assistant Treasurer	2/14/12	Tax Director of Artisan Partners since January 2011; prior thereto, Tax Lead, Mergers & Acquisitions of The Boeing Company.	None.
Shannon K. Jagodinski, 35	Assistant Treasurer	2/14/12	Senior Manager of Investment Accounting of Artisan Partners.	None.

The business address of the officers and directors affiliated with Artisan Partners is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202. The address of the other directors is: c/o Artisan Funds, 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

The board of directors has an audit committee and a governance and nominating committee. In addition, the board of directors has appointed a valuation committee. The following table identifies the members of those committees, the number of meetings of each committee held during the fiscal year ended September 30, 2012, and the function of each committee:

Committee	Members of Committee	Number of Meetings	Principal Functions of Committee
Audit Committee	David A. Erne Gail L. Hanson Thomas R. Hefty* Patrick S. Pittard R. Scott Trumbull**	4

The audit committee selects the independent auditors; meets with the independent auditors and management to review the scope and the results of the audits of Artisan Funds’ financial statements; confirms the independence of the independent auditors; reviews with the independent auditors and management the effectiveness and adequacy of Artisan Funds’ internal controls; pre-approves the audit and certain non-audit services provided by the independent auditors; and reviews legal and regulatory matters.

Governance and Nominating Committee	David A. Erne Gail L. Hanson Thomas R. Hefty Patrick S. Pittard* R. Scott Trumbull**	5

The governance and nominating committee makes recommendations to the board regarding board committees and committee assignments, the composition of the board, candidates for election as non-interested directors and compensation of directors who are not affiliated persons of Artisan Partners, and oversees the process for evaluating the functioning of the board. Pursuant to procedures and policies adopted under its charter, the governance and nominating committee will consider shareholder recommendations regarding candidates for election as directors.

Valuation Committee	James S. Hamman, Jr. Shannon K. Jagodinski Sarah A. Johnson Janet D. Olsen Gregory K. Ramirez	130¯

The valuation committee is responsible for determining, in accordance with Artisan Funds’ valuation procedures, a fair value for any portfolio security for which no reliable market quotations are available or for which the valuation procedures do not produce a fair value.

*	Chairperson of the committee.

**	Mr. Trumbull was elected by shareholders to the board of directors of Artisan Funds effective November 13, 2012. Mr. Trumbull was appointed as a member of each of the audit committee and the governance and nominating committee effective January 11, 2013. As such, Mr. Trumbull did not participate in meetings of the audit committee and the governance and nominating committee for the fiscal year ended September 30, 2012.

¯	The number shown represents the number of valuation actions taken by the committee, not the number of times the committee met.

Shareholders wishing to recommend a candidate for election to the board may do so by: (a) mailing the recommendation in writing to the attention of the secretary of Artisan Funds at 875 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202; and (b) including in the recommendation: (i) the class or series and number of all shares of any Artisan Fund owned beneficially or of record by the nominating shareholder at the time the recommendation is submitted and the dates on which such shares were acquired, specifying the number of shares owned beneficially; (ii) a full listing of the proposed candidate’s education, experience (including knowledge of the investment company industry, experience as a director or senior officer of public or private companies, and directorships on other boards of other public companies, identifying any other registered investment companies), current employment, date of birth, business and residence addresses, and the names and addresses of at least three professional references; (iii) information as to whether the candidate is or may be an “interested person” (as such term is defined in the 1940 Act) of Artisan Funds, Artisan Partners or Artisan Partners Distributors LLC (“Distributors”), and, if believed not to be an “interested person,” information regarding the candidate that will be sufficient for Artisan Funds to make such determination; (iv) the written and signed consent of the candidate to be named as a nominee and to serve as a director of Artisan Funds, if elected; (v) a description of all arrangements or understandings between the nominating shareholder, the candidate and/or any other person or persons (including their names) pursuant to which the recommendation is being made, and if none, a statement to that effect; (vi) the class or series and number of all shares of each Artisan Fund owned of record or beneficially by the candidate, as reported by the candidate; and (vii) any other information that would be helpful to the committee in evaluating the candidate. The committee also may require the nominating shareholder to furnish such other information as it may reasonably require or deem necessary to verify any information submitted in the recommendation or to determine the qualifications and eligibility of the candidate proposed by the nominating shareholder to serve as a director of Artisan Funds, and if the nominating shareholder fails to provide such other information in writing within seven days of receipt of a written request from the committee, the recommendation of such candidate as a nominee will be deemed not properly submitted for consideration, and the committee will not be required to consider such candidate. The committee will consider only those shareholder recommendations that follow the procedures outlined above. Recommendations for candidates as directors of Artisan Funds will be evaluated, among other things, in light of whether the number of directors is expected to change and whether the directors expect any vacancies. The committee need not consider any shareholder recommendation received fewer than 90 days before the date of an anticipated nomination. When the committee is not actively recruiting new directors, shareholder recommendations will be kept on file for two years after receipt of the shareholder recommendation. A shareholder recommendation considered by the committee in connection with the committee’s nomination of any candidate(s) for appointment or election as an independent director need not be considered again by the committee in connection with any subsequent nomination(s).

[The compensation paid to the directors of Artisan Funds who are not affiliated persons of Artisan Partners for their services as such is based on an annual fee of $        , payable quarterly, subject to an additional increase of $        upon commencement of operations of any new series of Artisan Funds. Effective             , the annual retainer increased to $        due to the commencement of operations of the Fund. In addition, the independent chair of the board of directors receives an additional $        annually, payable quarterly, and the chairs of the audit committee and the governance and nominating committee each receive an additional $        annually, payable quarterly. If more than five in-person meetings are held in a calendar year, the board of directors may, at its discretion, pay each director an additional meeting attendance fee. Otherwise, no per meeting fees are paid.]

Compensation is paid only to directors who are not affiliated persons of Artisan Partners and is allocated among the series of Artisan Funds in accordance with a procedure determined from time to time by the board. Artisan Funds has no retirement or pension plan.

Artisan Funds has a deferred compensation plan (the “Plan”) that permits any director who is not an affiliated person of Artisan Partners to elect to defer receipt of all or a portion of his or her Compensation (as defined under the Plan) as a director for two or more years. The deferred compensation of a participating director is credited to a book entry account of Artisan Funds on the date that such Compensation otherwise would have been paid to the director. The value of the director’s deferral account at any time is equal to the value that the account would have had if contributions to the account had been invested and reinvested in shares of one or more series of Artisan Funds as designated by the participating director. At the time for commencing distributions from a director’s deferral account, which is no later than when the director ceases to be a member of the board of directors, the director may elect to receive distributions in a lump sum or over a period of five years. Any obligation of an Artisan Fund to make distributions under the Plan is a general obligation of that Fund. No Artisan Fund will be liable for any other Artisan Fund’s obligations to make distributions under the Plan.

The following table sets forth the aggregate compensation paid by the Fund and the total compensation paid by the Artisan Funds complex to each director.

Name of Director	Aggregate Compensation from the Fund[1]	Total Compensation from the Artisan Funds Complex Paid to Directors[2]
Andrew A. Ziegler	$ 0	$ 0
David A. Erne	$1,384	$261,384
Gail L. Hanson	$1,077	$151,077
Thomas R. Hefty	$1,231	$231,231
Patrick S. Pittard	$1,231	$205,063
R. Scott Trumbull	$1,077	$ 1,077
[1]

The compensation presented in this column is an estimate of the portion of the annual retainer payable to the directors who are not affiliated with Artisan Partners, plus the supplemental retainers payable to the independent chair of the board and the chair of any committee, that will be allocated to the Fund for the fiscal year ending September 30, 2013.

[2]

The compensation presented in this column is an aggregate of (i) the compensation paid by Artisan Emerging Markets Fund, Artisan Global Equity Fund, Artisan Global Opportunities Fund, Artisan Global Value Fund, Artisan International Fund, Artisan International Small Cap Fund, Artisan International Value Fund, Artisan Mid Cap Fund, Artisan Mid Cap Value Fund, Artisan Small Cap Fund, Artisan Small Cap Value Fund and Artisan Value Fund for the fiscal year ended September 30, 2012 and (ii) the compensation included under the “Aggregate Compensation from the Fund” column.

The Fund had not yet publicly offered any shares for sale prior to the date of this SAI. Accordingly, no officer or director of Artisan Funds as a group owned “beneficially” (within the meaning of that term as defined in Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the “1934 Act”)) any shares of the Fund as of February 28, 2013.

The following table illustrates the dollar range of shares of all Artisan Funds, except for Artisan Global Small Cap Fund, owned “beneficially” by each director as of December 31, 2012. The dollar range for the securities represented in the table was determined using the NAV of a share of each Fund as of the close of business on December 31, 2012.

Fund	Directors who are not interested persons of Artisan Funds					Director who is an “interested person” of Artisan Funds
	David A. Erne	Gail L. Hanson	Thomas R. Hefty	Patrick S. Pittard	R. Scott Trumbull	Andrew A. Ziegler
Aggregate Artisan Funds Complex	Over $100,000	Over $100,000	Over $100,000	Over $100,000	$10,001 - $50,000	Over $100,000

No independent director of Artisan Funds owns beneficially or of record any security of Artisan Partners or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Artisan Partners.

Portfolio Managers

Mark L. Yockey, Charles-Henri Hamker and David Geisler are portfolio managers for the Fund. The portfolio managers also have responsibility for the day-to-day management of accounts other than the Fund, which may include separate accounts, separate accounts offered by Artisan Partners, other series of Artisan Funds and unregistered funds. Portfolio managers may provide services to other accounts that are managed in investment strategies that differ from those of the Fund. Fees earned by Artisan Partners may vary among these accounts and the portfolio managers may personally invest in some but not all of those accounts. Information regarding those other accounts is set forth in the table below.4

Number of Other Accounts Managed and Assets by Account Type as of February 28, 2013
Portfolio Manager(s)	Registered Investment Companies (other than the Funds)	Other Pooled Investment Vehicles	Other Accounts
Mark L. Yockey	Accounts: [ ] Assets: $[ ]	Accounts: [ ] Assets: $[ ]	Accounts: [ ] Assets: $[ ]
Charles-Henri Hamker	Accounts: [ ] Assets: $[ ]	Accounts: [ ] Assets: $[ ]	Accounts: [ ] Assets: $[ ]
David Geisler	Accounts: [ ] Assets: $[ ]	Accounts: [ ] Assets: $[ ]	Accounts: [ ] Assets: $[ ]

[The advisory fees received by Artisan Partners in connection with the management of the Fund and the accounts identified in the table above are not based on the performance of the Fund or such accounts.]

Artisan Partners’ portfolio managers are compensated through a fixed base salary or similar payment and a subjectively determined incentive bonus or payment that is a portion of a bonus pool, the aggregate amount of which is tied to Artisan Partners’ fee revenues generated by

[4]

Each portfolio manager may invest for his or her own benefit in securities held in brokerage and mutual fund accounts. The information shown in the tables does not include information about those accounts where the portfolio manager or members of his or her family have a beneficial or pecuniary interest because no advisory relationship exists with Artisan Partners or any of its affiliates.

all accounts included within the manager’s investment strategies, including the Fund. Portfolio managers are not compensated based on the performance of accounts, except to the extent that positive account performance results in increased investment management fees earned by Artisan Partners based on assets under management. Artisan Partners bases incentive bonuses on revenues earned with respect to the investment strategy, rather than on investment performance, because Artisan Partners believes this method aligns portfolio managers’ interests more closely with the long-term interests of clients and Fund shareholders. Artisan Partners portfolio managers also participate in group life, health, medical reimbursement, and retirement plans that are generally available to all of Artisan Partners’ salaried associates. All of Artisan Partners’ portfolio managers have or are expected to have over a reasonable time limited partnership interests in Artisan Partners Holdings LP.

Because the Fund had not yet publicly offered any shares for sale prior to the date of this SAI, the Fund’s portfolio managers did not own any shares of the Fund prior to the date of this SAI.

Potential Conflicts of Interest

There are a number of ways in which the interests of Artisan Partners, the Fund’s portfolio managers and its other personnel might conflict with the interests of the Fund and its shareholders, including:

Sharing of Personnel, Services, Research and Advice Among Clients. Because all client accounts within each strategy, including the Fund’s accounts, are managed similarly, substantially all of the research and portfolio management activities conducted by the investment teams benefit all clients within the particular strategy. Artisan Partners’ administrative and operational personnel divide their time among services to Artisan Funds and other client accounts. Although at certain times these employees, and other Artisan Partners employees and senior management, devote a significant amount of time to servicing other client accounts, in general, Artisan Partners performs significant duties for Artisan Funds that it does not perform for other clients. As a result, there are several employees who devote all or substantially all of their time to Artisan Funds and there are times when very significant portions of the time of senior management is devoted to Artisan Funds.

Restrictions on Activities. Artisan Partners generally does not tailor its investment management services to the individual needs of clients, but rather invests all of the accounts in a particular strategy in a similar manner. To prevent the potentially negative impact that the restrictions of one client account or multiple client accounts may have on the manner in which Artisan Partners invests on behalf of all of its client accounts, Artisan Partners generally does not accept accounts subject to restrictions that Artisan Partners believes would cause it to deviate from its stated investment strategy or adversely affect its ability to manage client accounts.

Investments in Issuers with Business Relationships with Artisan Partners. From time to time, clients in a particular investment strategy, including the Artisan Fund in that strategy, may invest in a security issued by a company, or an affiliate of a company, that is also a client of or has another business relationship with Artisan Partners or its affiliates. Likewise, clients in a particular investment strategy may invest in a security issued by a company, a director or officer of which is also a director of Artisan Funds. Artisan Partners has written policies designed to prevent the misuse of material non-public information. The operation of those policies and of applicable securities laws may prevent the execution of an otherwise desirable transaction in a client account if Artisan Partners believes that it is or may be in possession of material non-public information regarding the security that would be the subject of that transaction.

With prior written approval, Artisan Partners may allow its personnel to serve as a director of a public company. Because of the heightened risk of misuse, or allegations of misuse, of material non-public information, Artisan Partners does not permit investment by client accounts or persons covered by Artisan Partners’ Code of Ethics in securities of any issuer of which an Artisan Partners staff member is a director, except that such staff member may purchase and sell that company’s securities for his or her own account or for the account of his or her immediate family members. This prohibition may foreclose investment opportunities that would be available to the Fund if the staff member were not a director.

Management Services Provided to or Business Relationships with Artisan Funds’ Service Providers. Artisan Partners may provide separate account management services to or have other business relationships with entities that are, or affiliates of which are, service providers to Artisan Funds. In every case, the compensation paid by Artisan Funds or Artisan Partners for services received is the same as or consistent with the compensation paid to comparable service providers that have no relationship with Artisan Partners or its affiliates. Also, the compensation received by Artisan Partners for its advisory services from clients that have no relationship with Artisan Funds is the same or consistent with fees received by Artisan Partners from clients that have a relationship with Artisan Funds.

Side-by-Side Management. Potential conflicts of interest may arise in the management of multiple investment strategies by a single investment team. For instance, an investment team may provide advice to and make decisions for accounts in one investment strategy, including the Fund, that may differ from advice given, or the timing or nature of decisions made, with respect to accounts in another investment strategy. There also may be circumstances when an investment team has an incentive to devote more time or resources to, or to implement different ideas in, one strategy over another. Artisan Partners manages these potential conflicts through internal review processes.

Allocation of Portfolio Transactions Among Clients. Artisan Partners seeks to treat all of its clients fairly when allocating investment opportunities among clients. Because Artisan Partners’ investment teams generally try to keep all client portfolios in that strategy invested in the same securities with approximately the same weightings (with exceptions for client-imposed restrictions and limitations), most orders placed by Artisan Partners’ investment teams ask that a position be established or a security bought or sold to achieve a designated weighting, expressed as a percentage of the value of the portfolio. The trader(s) for that strategy generally have the authority and the responsibility for determining the number of shares required to be bought or sold in each account to achieve that outcome. To execute an investment team’s order, the trader for that strategy usually places a single order across all participating accounts, except in certain markets where aggregated trades are not permitted or due to a client specific restriction or instruction. Trades for Artisan Partners and their partners, employees and other affiliates, and accounts in which one or more of them has an interest (including Artisan Partners’ proprietary accounts, if any), may be included in an aggregated trade with client accounts. The trader strives to use a single broker for execution of a given trade on any given day to manage transaction costs; however, with increasing fragmentation of securities markets and dispersion of sources of liquidity, the trader may use more than one broker. All participating accounts, including the Fund, then share (generally pro rata subject to minimum order size requirements) in the aggregated transaction, paying the same price and commission rate.

Because it is generally not known in advance how many shares will be received in most underwritten offerings, including initial public offerings, shares are allocated to client accounts after receipt. The shares are allocated among all of the accounts (i) eligible to purchase the security and with cash available to do so, and (ii) with respect to which the investment team has given an indication of interest, pro rata with reference to asset size and subject to minimum order size requirements. Artisan Partners’ proprietary accounts, which are discussed below, are not permitted to invest in underwritten offerings.

There also may be instances where a particular security is held by more than one investment strategy (“cross holdings”) due to the overlap of their investment universes. For example, the capitalization ranges of some strategies overlap or a security may at times be of interest to both Artisan Partners’ growth and value, or Artisan Partners’ U.S. and non-U.S. teams. “Same way” transactions (that is, all buys or all sells) in a security held by more than one strategy are generally aggregated across all participating accounts. On occasion, the portfolio manager of one strategy may impose a price limit or some other differing instruction and so may decide not to participate in the aggregated order. In those cases, a trader works both trades in the market at the same time, subject to the requirements of Artisan Partners’ written trade processing procedures. When orders for a trade in a security are opposite to one another (that is, one portfolio is buying a security, while another is selling the security) and the trader receives a buy order while a sell order is pending (or vice versa), the traders will contact each portfolio manager involved to determine if either portfolio manager wishes to withdraw or modify his or her order. If both orders remain unmodified, the traders may proceed to work those orders in the markets, so long as the traders follow written trade processing procedures.

The procedures for aggregating portfolio transactions and allocating them among clients are reviewed regularly by Artisan Partners and are included in Artisan Funds’ compliance program.

Short Selling. Artisan Partners has trade processing procedures that mitigate the potential conflict of interest in executing a shorting strategy on behalf of a client’s account. Under those procedures, no order to sell a security short may be executed if the same or a related security is held long in any account managed by the same investment team in a different investment strategy. Similarly, no order to purchase a security long may be executed if the same or a related security is held short in any account managed by the same investment team in a different investment strategy. These procedures prevent an investment team from taking different positions in a security. It is possible, however, that one investment team could sell a security short when the same or a related security is held long in an account managed by a different Artisan investment team. Similarly, an investment team could purchase a security long when the same or a related security is held short in an account managed by a different Artisan investment team.

Soft Dollars and Commission Recapture. As an investment adviser, Artisan Partners has an obligation to seek best execution for clients – that is, execution of trades in a manner intended, considering the circumstances, to secure that combination of net price and execution that will maximize the value of Artisan Partners’ investment decisions for the benefit of its clients. Subject to Artisan Partners’ duty to seek best execution, selection of brokers is affected by Artisan Partners’ receipt of research services.

Client commissions are used (i) to acquire third party research, including the eligible portion of certain “mixed use” research products, and (ii) for proprietary research provided by brokers participating in the execution process, including access to the brokers’ traders and analysts, access to conferences and company managements, and the provision of market information.

When Artisan Partners receives research products and services in return for client brokerage, it relieves Artisan Partners of the expense it would otherwise bear of paying for those items with its own funds, which may provide an incentive to select a particular broker or dealer or electronic communication network (“ECN”) that will provide it with research products or services. However, Artisan Partners chooses those brokers or dealers it believes are best able to provide the best combination of net price and execution in each transaction.

Artisan Partners uses client brokerage from accounts managed by an investment team for research used by that team. Because virtually all orders are aggregated across all accounts in a strategy for execution by a single broker, all participating accounts, including the applicable Artisan Fund, generally will pay the same commission rate for trades and will share pro rata in the costs for the research, except for certain types of clients that are subject to legal restrictions on the use of their commissions to pay for third-party research products and services (in which case Artisan Partners pays for such products and services from its own funds).

A number of Artisan Partners’ clients, including the Fund, participate in commission recapture arrangements, pursuant to which Artisan Partners is directed to use or otherwise cause commissions to be paid to one or more of a client’s designated commission recapture brokers subject to Artisan Partners’ duty to seek best execution. Those client directions generally require that Artisan Partners execute transactions generating a target percentage of commissions paid by the client’s account with one or more of the client’s recapture brokers. Artisan Partners tries to provide equitable opportunities to recapture commissions to all participating clients in each of the firm’s investment strategies (subject to differences that may arise as a result of cash flows into or out of an account). Progress toward those commission recapture goals is monitored on an on-going basis by Artisan Partners. Largely driven by developments in brokerage commission reporting in the U.K. and similar regulatory initiatives in other markets, as well as continued downward pressure on commission rates, most of the largest brokers or dealers have stopped facilitating commission recapture on transactions outside the U.S. As a result, commissions in non-U.S. transactions are rarely able to be recaptured.

Artisan Partners has adopted written procedures with respect to soft dollars and commission recapture, which are included in Artisan Funds’ compliance procedures.

Proprietary and Personal Investments and Codes of Ethics. Artisan Partners’ proprietary investments and personal investments by Artisan Partners’ personnel (“proprietary accounts”) also may present potential conflicts of interest with Artisan Partners’ clients, including the Fund. Artisan Partners from time to time uses a proprietary account to evaluate the viability of an investment strategy or bridge what would otherwise be a gap in a performance track record. Proprietary accounts that exist from time to time are, in general, treated like client accounts for purposes of allocation of investment opportunities. To the extent there is overlap between the investments of one or more proprietary accounts and the accounts of Artisan Partners’ clients, all portfolio transactions are aggregated and allocated pro rata among participating accounts.

Personal transactions are subject to Artisan Partners’ Codes of Ethics, which generally provide that personnel of Artisan Partners may not take personal advantage of any information that they may have concerning Artisan Partners’ current investment program. The Codes require pre-approval of most personal securities transactions believed to present potentially meaningful risk of conflict of interest (including acquisitions of securities as part of an initial public offering or private placement) and generally prohibit personnel from profiting from the purchase and sale, or sale and purchase, of the same (or equivalent) securities within 60 days.5 In addition, the Codes require reports of personal securities transactions (which generally are in the form of duplicate confirmations and brokerage account statements) to be filed with the compliance department quarterly or more frequently. Those reports are reviewed for conflicts, or potential conflicts, with client transactions.

The Codes prohibit the purchase and sale of securities to and from client accounts. The Codes also contain policies designed to prevent the misuse of material, non-public information and to protect the confidential information of Artisan Partners’ clients.

Proxy Voting. An adviser may have potential conflicts of interest arising from its voting of proxies relating to portfolio securities, as described in greater detail under the heading “Proxy Voting” below.

Fees. Like the fees Artisan Partners receives from the Fund, the fees Artisan Partners receives as compensation from other client accounts are typically calculated as a percentage of the client’s assets under management. However, Artisan Partners may, under certain circumstances, negotiate performance-based fee arrangements. Performance-based fee arrangements are negotiated with clients on a case-by-case basis and may include, among other types of arrangements, fulcrum fee arrangements (in which the fee is based on actual Artisan Partners’ performance against an agreed upon benchmark, and may be adjusted upwards or downwards from a base fee), a fee based upon appreciation of assets under management for the client or a fee based upon the amount of gain in an account. As of September 30, 2012, Artisan Partners had four separate accounts with performance-based fees encompassing all of its

[5]

Certain transactions, including trading of mutual funds for which Artisan Partners acts as adviser or sub-adviser, are excluded from the short-term trading limitation. Trading in mutual fund shares is excluded from that prohibition because funds, including the Fund, typically have their own policies and procedures related to short-term trading activity.

investment strategies. All of those separate accounts are in strategies that include an Artisan Fund not covered by this SAI. Although Artisan Partners may have an incentive to manage the assets of accounts with performance–based fees differently from its other accounts, the firm believes that potential conflict is effectively controlled by Artisan Partners’ procedures to manage all clients within a particular strategy similarly regardless of fee structure.

Control Persons and Principal Shareholders

Because the Fund was not offered for sale until, on or after the date of this SAI, it has no control persons or principal shareholders to report.

Investment Advisory Services

Artisan Partners provides investment advisory services to the Fund pursuant to an Investment Advisory Agreement dated February [            ], 2013 (the “Advisory Agreement”) and is responsible for management of the Fund’s investment portfolios and for overall management of the Fund’s business and affairs. Artisan Partners is a Delaware limited partnership, founded in March 2009, that succeeded to the investment management business of Artisan Partners Holdings LP during 2009. Artisan Partners Holdings LP was founded in December 1994 and began providing investment management services in March 1995. Artisan Partners is managed by its general partner, Artisan Investments GP LLC, a Delaware limited liability company wholly-owned by Artisan Partners Holdings LP. Artisan Partners Holdings LP is a limited partnership organized under the laws of Delaware whose sole general partner is Artisan Investment Corporation, a Wisconsin corporation controlled by Andrew and Carlene Ziegler. The principal address of Artisan Partners is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202. Artisan Partners also has offices at 777 E. Wisconsin Avenue, Suite 1200, Milwaukee, Wisconsin 53202; 100 Pine Street, Suite 2950, San Francisco, California 94111; One Maritime Plaza, Suite 1450, San Francisco, California 94111; Five Concourse Parkway NE, Suite 2200, Atlanta, Georgia 30328; 1330 Avenue of the Americas, Suite 3100, New York, New York 10019; and 800 Delaware Avenue, Suite 800, Wilmington, Delaware 19801.

The Advisory Agreement for the Fund may be continued from year to year only so long as the continuance is approved annually (a) by the vote of a majority of the directors of Artisan Funds who are not “interested persons” of Artisan Funds or Artisan Partners cast in person at a meeting called for the purpose of voting on such approval and (b) by the board of directors or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund. The Advisory Agreement provides that Artisan Partners shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act or omission in connection with investment advisory or portfolio services under the agreement, except by reason of willful misfeasance, bad faith or gross negligence on the part of Artisan Partners in the performance of its duties or from reckless disregard by Artisan Partners of its obligations and duties under the Advisory Agreement. The Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act). A discussion regarding the basis for the board of directors’ decision to approve the renewal of the Fund’s Advisory Agreement will be available in Artisan Funds’ semiannual report to shareholders for the most recent six months ending

[March 31, 2013]. You may obtain a copy of the most recent annual reports or semiannual reports, without charge, upon request to the Fund.

In return for its services, the Fund pays Artisan Partners a monthly fee at the annual rate of 1.00% of the Fund’s average daily net assets. Artisan Partners has contractually agreed to reimburse the Fund for its management fee and any other ordinary operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, and extraordinary charges such as litigation costs) in excess of 1.50% of its average daily net assets. This contract continues through April 1, 2014, at which time Artisan Partners will determine whether to renew, revise or discontinue it.

Because the Fund had not yet commenced operations, the Fund did not pay advisory fees during prior fiscal years.

Code of Ethics

The 1940 Act and rules thereunder require that Artisan Funds, Artisan Partners and Distributors establish standards and procedures for the detection and prevention of certain conflicts of interest, including activities by which persons having knowledge of the investments and investment intentions of Artisan Funds might take advantage of that knowledge for their own benefit. Artisan Funds, Artisan Partners and Distributors have adopted a Code of Ethics to meet those concerns and legal requirements. The Code of Ethics does not prohibit employees who have knowledge of the investments and investment intentions of Artisan Funds from engaging in personal securities investing, but regulates such personal securities investing by these employees as a part of the effort by Artisan Funds, Artisan Partners and Distributors to detect and prevent conflicts of interest.

Distributor

Shares of the Fund are offered for sale by Distributors on a continuous basis without any sales commissions, 12b-1 fees, or other charges to the Fund or its shareholders pursuant to a Distribution Agreement between the Fund and Distributors. Distributors is wholly-owned by Artisan Partners Holdings LP. All distribution expenses relating to the Fund are paid by Artisan Partners Holdings LP or Artisan Partners, including the payment or reimbursement of any expenses incurred by Distributors. The Distribution Agreement will continue in effect from year to year provided such continuance is approved annually (i) by a majority of the directors or by a majority of the outstanding voting securities of the Fund and (ii) by a majority of the directors who are not parties to the Agreement or interested persons of any such party.

Artisan Funds pays all expenses in connection with registration of its shares with the U.S. Securities and Exchange Commission (“SEC”) and any auditing and filing fees required in compliance with various state securities laws. Distributors, Artisan Partners Holdings LP or Artisan Partners bear all sales and promotional expenses, including the cost of prospectuses and other materials used for sales and promotional purposes by Distributors. Distributors offers the Fund’s shares only on a best efforts basis. Distributors’ principal office is located at 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

Portfolio Transactions

Artisan Partners places the orders for the purchase and sale of the Fund’s portfolio securities. Artisan Partners’ primary objective in effecting portfolio transactions is to obtain the best combination of net price and execution under the circumstances. The best net price, giving effect to brokerage commissions, if any, and other transaction costs, normally is an important factor in this decision, but a number of other subjective factors also may enter into the decision. These include: Artisan Partners’ knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; the execution, clearance and settlement capabilities of the broker or dealer selected, including its flexibility in completing step-out transactions; and others that are considered; Artisan Partners’ knowledge of the financial stability and operational capability of the broker or dealer selected; whether executing the trade through an ECN can provide a better combination of net price and execution; and Artisan Partners’ knowledge of actual or apparent operational problems of any broker or dealer are considered. To the extent more than one broker is considered capable of providing best execution, based on the factors listed above, Artisan Partners may take into account whether the broker provides the firm with research products or services, and the value of such products or services. Recognizing the value of those factors, Artisan Partners may cause the Fund to pay a brokerage commission in excess of that which another broker or dealer might have charged for effecting the same transaction.

Artisan Partners maintains and periodically updates a list of approved brokers and dealers that, in Artisan Partners’ judgment, generally are able to provide best net price and execution after taking into consideration the factors noted above. Evaluations of the services provided by brokers or dealers, including the reasonableness of brokerage commissions based on the foregoing factors, are made on an ongoing basis by Artisan Partners’ staff while effecting portfolio transactions and periodically by Artisan Partners’ brokerage committee, and reports are made annually to Artisan Funds’ board of directors. As a matter of policy, Artisan Funds and Artisan Partners do not compensate a broker or dealer for any promotion or sale of Artisan Funds’ shares by directing to the broker or dealer (i) securities transactions for an Artisan Funds portfolio; or (ii) any remuneration, including but not limited to any commission, mark-up, mark-down or other fee (or portion thereof) received or to be received from Artisan Funds’ portfolio transactions effected through any other broker (including a government securities broker) or dealer (including a municipal securities dealer or a government securities dealer). Artisan Partners and Artisan Funds have adopted policies and procedures that are reasonably designed to prevent: (1) the persons responsible for selecting brokers or dealers to effect transactions in portfolio securities (for example, trading desk personnel) from taking into account, in making those decisions, brokers’ or dealers’ promotional or sales efforts on behalf of Artisan Funds; and (2) Artisan Funds, Artisan Partners and Distributors from entering into any agreement or other understanding under which they direct or are expected to direct brokerage transactions or revenue generated by those transactions to a broker or dealer to pay for distribution of Artisan Funds’ shares. As part of such policies and procedures, Artisan Partners’ staff conducts periodic testing to determine if any significant correlation exists between sales of Artisan Funds’ shares by a broker and the direction of brokerage transactions on behalf of Artisan Funds’ portfolios to that broker (or an affiliate).

A small portion, if any, of the brokerage commissions generated by the Fund may be directed to a broker in a commission recapture arrangement. Pursuant to those arrangements, the participating broker repays a portion of the commissions it receives, in cash, to the Fund. The cash rebates are made directly to the Fund and are included in net realized gain or loss on investments in the Fund’s Statement of Operations in the Fund’s annual and semiannual reports to shareholders.

When selecting a broker or dealer or an ECN for a particular transaction, Artisan Partners may consider, among other factors, the value of research products or services furnished to Artisan Partners and its affiliates by those organizations. The types of research products and services received include: research reports, subscriptions to financial publications and research compilations; investment ideas; access to the brokers’ or dealers’ traders and analysts; access to conferences; access to managements of companies with which brokers or dealers have relationships; research-oriented computer software and services; compilations of securities prices, earnings, dividends and similar data; quotation services; and services related to economic and other consulting services. When Artisan Partners or its affiliates receive these items in return for client brokerage, it relieves such entity of the expense it would otherwise bear of paying for those items with its own funds, which may provide an incentive to select a particular broker or dealer or ECN that will provide it or its affiliates with research products or services. However, Artisan Partners chooses those brokers or dealers it believes are best able to provide the best combination of net price and execution in each transaction.

In some instances, Artisan Partners may have an agreement or understanding with a broker or dealer or ECN that Artisan Partners will direct brokerage transactions to that broker or dealer or ECN generating not less than a stated dollar amount of commissions. In those instances, the obligations of Artisan Partners pursuant to that agreement or understanding may, in some transactions, be an important or determining factor in the selection of a broker or dealer or ECN, even if another broker or dealer or ECN might execute the same transaction on comparable terms. Artisan Partners enters into such an agreement with a broker or dealer only if, in the judgment of Artisan Partners, the benefits to clients, including the Fund, of the research products and/or services provided outweigh any potential disadvantages to clients. In other instances, Artisan Partners may have no agreement or understanding with a broker or dealer that provides research. Artisan Partners identifies those brokers or dealers that have provided it with research products or services and the value of the research products or services they provided. Artisan Partners directs commissions generated by its clients’ accounts in the aggregate to those brokers or dealers to ensure the continued receipt of research products and services Artisan Partners believes are useful.

In some instances, Artisan Partners may receive from a broker or dealer a product or service that is used for investment research and for administrative, marketing or other non-research purposes. In those cases, Artisan Partners makes a good faith effort to determine the proportion of such products or services that may be considered used for investment research. The portion of the costs of such products or services attributable to research usage may be defrayed by Artisan Partners through brokerage commissions generated by client transactions. Artisan Partners pays the portion of the costs attributable to non-research usage of those products or services from its own funds.

Artisan Partners may use research products or services provided by brokers or dealers or ECNs in servicing Artisan Partners’ accounts (if any) and the accounts of any or all of its affiliates’ clients, including the Fund, managed by the investment team(s) that use the research products or services. Artisan Partners may use step-outs to direct commissions to a broker or dealer that has provided research services to Artisan Partners or its affiliates and provides clearing and settlement services in connection with a transaction. Artisan Partners has also entered into a limited number of client commission arrangements with certain broker or dealer firms pursuant to which Artisan Partners executes securities transactions with such brokers or dealers in order to facilitate the receipt of research provided by a party other than the executing broker or dealer. A portion of the commission paid to the executing broker or dealer is retained by that broker or dealer to compensate the broker or dealer for the execution services provided, while another portion is credited for the provision of research products and services (or in some cases, the “eligible portion” of “mixed use” products and services described below). Artisan Partners typically instructs the provider of such research products or services (who may themselves be brokers or dealers) to deliver an invoice directly to the executing broker or dealer, with payment of the invoice made directly by the executing broker or dealer from the credits described above.

The research products and services received by Artisan Partners or its affiliates and obtained through the payment of soft dollars include both third-party research (in which the executing broker or dealer makes a payment on Artisan Partners’ behalf and at Artisan Partners’ direction to a third party (who may or may not itself be a broker or dealer) who has independently prepared the research products or services) and proprietary research (in which the research products or services provided are prepared by the executing broker or dealer).

Artisan Partners’ and its affiliates’ use of client brokerage to acquire research products and services is intended to qualify for the safe harbor provided by Section 28(e) of the 1934 Act and may involve payment of agency commissions, compensation on certain riskless principal transactions, and any other securities transactions the compensation on which qualifies for safe harbor treatment.

Because the Fund had not yet begun investment operations prior to the date of this SAI, the Fund has not paid any brokerage commissions during prior fiscal years.

Proxy Voting

The Fund has delegated responsibility for proxy voting to Artisan Partners. Artisan Partners votes proxies solicited by or with respect to the issuers of securities held by the Fund. When Artisan Partners votes the Fund’s proxy with respect to a specific issuer, the Fund’s economic interest as a shareholder of that issuer is Artisan Partners’ primary consideration in determining how the proxy should be voted. Artisan Partners generally does not take into account interests of other stakeholders of the issuer or interests Artisan Funds may have in other capacities.

When making proxy voting decisions, Artisan Partners generally adheres to proxy voting guidelines that set forth Artisan Partners’ proxy voting positions on recurring issues and criteria for addressing non-recurring issues. Artisan Partners believes the guidelines, if followed, generally will result in the casting of votes in the economic best interests of the Fund as a shareholder. The guidelines are based on Artisan Partners’ own research and analyses and the research and analyses provided by the proxy administration and research services engaged by Artisan Partners. The guidelines are not exhaustive and do not include all potential voting issues. Because proxy issues and the circumstances of individual companies are so varied, there may be instances when Artisan Partners votes contrary to its general guidelines. In addition, due to the varying regulations, customs and practices of non-U.S. countries, Artisan Partners may vote contrary to its general guidelines in circumstances where it believes its guidelines would result in a vote inconsistent with local regulations, customs or practices.

In the following circumstances Artisan Partners may not vote the Fund’s proxy:

•

Artisan Partners has concluded that voting would have no identifiable economic benefit to the Fund as a shareholder, such as when the security is no longer held in the Fund’s portfolio or when the value of the portfolio holding is indeterminable or insignificant.

•

Artisan Partners has concluded that the costs of or disadvantages resulting from voting outweigh the economic benefits of voting. For example, in some non-U.S. jurisdictions, the sale of securities voted may be legally or practically prohibited or subject to some restrictions for some period of time, usually between the record and meeting dates (“share blocking”). Artisan Partners believes that the loss of investment flexibility resulting from share blocking generally outweighs the benefit to be gained by voting. Information about share blocking is often incomplete or contradictory. For example, the Fund’s custodian may effectively restrict transactions even in circumstances in which Artisan Partners believes that share blocking is not required by law. Artisan Partners relies on the custodian and on its proxy service provider to identify share blocking jurisdictions. To the extent such information is wrong, Artisan Partners could fail to vote shares that could have been voted without loss of investment flexibility, or could vote shares and then be prevented from engaging in a potentially beneficial transaction.

•

The Fund, in conjunction with its custodian, has not fulfilled all administrative requirements for voting proxies in foreign jurisdictions (which may be imposed a single time or may be periodic), such as providing a power of attorney to the Fund’s local sub-custodian.

•

The Fund, as of the record date, has loaned the securities to which the proxy relates and Artisan Partners has concluded that it is not in the best interest of the Fund to recall the loan or the Fund is unable to recall the loan in order to vote the securities.

•	The Fund so directs Artisan Partners.

Artisan Partners has engaged a primary proxy service provider to (i) make recommendations to Artisan Partners of proxy voting policies for adoption by Artisan Partners; (ii) perform research and make recommendations to Artisan Partners as to particular shareholder votes being solicited; (iii) perform the administrative tasks of receiving proxies and proxy statements, marking proxies as instructed by Artisan Partners and delivering those proxies;

(iv) retain proxy voting records and information; and (v) report to Artisan Partners on its activities. The primary proxy service provider does not have the authority to vote proxies except in accordance with standing or specific instructions given to it by Artisan Partners. Artisan Partners retains final authority and fiduciary responsibility for the voting of proxies. In addition to the primary proxy service provider, Artisan Partners has engaged a second proxy service provider to perform research and make recommendations to Artisan Partners as to particular shareholder votes being solicited, and may engage one or more additional providers from time to time. In some instances for non-U.S. companies, there may be little or no information available on matters to be voted on. In those circumstances, Artisan Partners generally follows the recommendation of its primary proxy service provider.

Artisan Partners’ proxy voting committee oversees the proxy voting process, reviews the proxy voting policy at least annually, develops the guidelines and grants authority to proxy administrators (certain Artisan Partners employees, or such other persons as may be designated by the proxy voting committee) to vote proxies in accordance with the guidelines and otherwise performs administrative services relating to proxy voting. The proxy voting committee also makes determinations as to the votes to be cast with respect to each matter where there is an actual or potential conflict of interest. None of the members of the proxy voting committee is responsible for servicing other existing Artisan Partners’ clients or soliciting new clients for Artisan Partners.

Artisan Partners or its affiliate may have a relationship with an issuer that could pose a conflict of interest when voting the shares of that issuer on the Fund’s behalf. Artisan Partners will be deemed to have a potential conflict voting proxies of an issuer if: (i) Artisan Partners or its affiliate manages assets for the issuer or an affiliate of the issuer and also recommends that the Fund invest in such issuer’s securities; (ii) a director, trustee or officer of the issuer or an affiliate of the issuer is a director of Artisan Funds or an employee of Artisan Partners or its affiliate; (iii) Artisan Partners or its affiliate is actively soliciting that issuer or an affiliate of the issuer as a client and the employees who recommend, review or authorize a vote have actual knowledge of such active solicitation; (iv) a director or executive officer of the issuer has a personal relationship with an employee who recommends, reviews or authorizes the vote; or (v) another relationship or interest of Artisan Partners or its affiliate, or an employee of either of them, exists that may be affected by the outcome of the proxy vote and that is deemed to represent an actual or potential conflict for the purposes of the proxy voting policy.

Artisan Partners maintains a list of issuers with whom it believes it has a potential conflict voting proxies (the “Identified Issuers”), and provides such list to each proxy administrator, who refers all votes for Identified Issuers to a member of the proxy voting committee. Based on the information provided by the proxy administrator and such other information as the proxy voting committee may request, the proxy voting committee member conducts an independent review of the proposed vote. If that member of the proxy voting committee has a material relationship with or has an immediate family member with a material relationship with the Identified Issuer, such person shall recuse himself or herself from the review of the vote and identify another member of the proxy voting committee without any such relationship with the Identified Issuer to conduct the review.

Artisan Partners’ proxy voting guidelines should, in most cases, adequately address possible conflicts of interest since those guidelines are pre-determined. However, the proxy voting committee member may instruct the proxy administrator to vote proxies in accordance with the recommendations of the secondary proxy service provider, provided that the secondary proxy service provider provides research and analysis with respect to the issuer in question and the proxy voting committee has reason to believe the secondary proxy service provider is independent of such issuer. Such belief may be based upon a written certification provided to Artisan Partners by the secondary proxy service provider or any other source the proxy voting committee deems reliable. In the event the secondary proxy service provider does not provide research and analysis with respect to the issuer in question or the proxy voting committee has reason to believe the secondary proxy service provider is not independent of such issuer, a member of the proxy voting committee may instruct the proxy administrator to vote proxies in accordance with the recommendations of the primary proxy service provider, provided that the primary proxy service provider provides research and analysis with respect to the issuer in question and the proxy voting committee has reason to believe the primary proxy service provider is independent of such issuer. If neither the secondary nor primary proxy service provider meets those requirements, the proxy voting committee shall meet and consider what course of action will be in the best economic interests of Artisan Partners’ clients, including the Fund, consistent with Artisan Partners’ obligations under applicable proxy voting rules.

Artisan Partners prepares a reconciliation periodically by which it compares (a) the number of shares voted by the primary proxy service provider with the settlement date holdings of the Fund as of a record date and (b) the votes cast with Artisan Partners’ standing and specific voting instructions. Artisan Partners uses reasonable efforts to determine the reasons for any identified discrepancies, and if such discrepancies are due to an administrative error of the primary proxy service provider, Artisan Partners works with such provider to minimize the risk of such errors in the future.

The Fund is required to file with the SEC its complete proxy voting record for the twelve-month period ending June 30, by no later than August 31 of each year. The Fund’s proxy voting record for the most recent twelve-month period ending June 30 is available by August 31 of each year (1) on the SEC’s website at www.sec.gov and (2) on Artisan Funds’ website at www.artisanfunds.com.

Artisan Partners maintains a copy of any document generated by Artisan Partners or its agents that was integral to formulating the basis for a proxy voting decision or that memorializes the basis for a proxy voting decision for no less than seven years, the first two years in an appropriate office of Artisan Partners.

Disclosure of Portfolio Holdings

The board of directors has adopted policies and procedures to govern the disclosure of portfolio holdings. The board of directors periodically reviews these policies and procedures to ensure they adequately protect and are in the best interests of the Fund’s shareholders. The procedures identify the circumstances in which the Fund’s portfolio holdings will be made publicly available and conditions under which, with appropriate safeguards, holdings may be selectively disclosed in order to further a legitimate business interest of the Fund. In its consideration of the policy, the board of directors noted the prohibition on compensation to any person or entity in connection with the release of the Fund’s portfolio holdings. The board also noted that the release of nonpublic portfolio holdings information, other than in the circumstances outlined in the policy approved by the board, must be approved by officers of Artisan Funds, and may be made only if the disclosure is consistent with a legitimate business purpose of the Fund and the recipient has agreed in writing to be subject to a duty of confidentiality and an undertaking not to trade on the nonpublic information.

Artisan Partners’ compliance staff provides, at least annually, a report to the board of directors regarding the policy’s operation within the compliance program and any material changes recommended as a result of such review.

Except as provided in Artisan Funds’ policy on the release of portfolio holdings or as required by applicable law, no listing of the portfolio holdings or discussion of one or more portfolio holding of any Artisan Fund may be provided to any person. In no case do Artisan Funds, Artisan Partners, Distributors, or any other person or entity receive compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by Artisan Partners or its affiliates) for the disclosure of the Fund’s portfolio holdings.

Public Disclosure. A complete list of the Fund’s portfolio holdings as of the close of each calendar quarter will be made publicly available on the 15th day of the following calendar quarter, or such other date as Artisan Funds may determine for the Fund on Artisan Funds’ website (www.artisanfunds.com). On Artisan Funds’ website, portfolio holdings information can be found at www.artisanfunds.com/materials_info/view_online.cfm. A complete list of portfolio holdings is also included in the reports Artisan Funds files with the SEC after the end of each quarter. The Fund may disclose its top ten holdings or an incomplete list of its holdings, provided that the top ten holdings or other incomplete list has been made publicly available on Artisan Funds’ website at least one day prior to disclosure of such information or has been included in an SEC filing that is required to include the information. A discussion of one or more portfolio holdings also may be made available, provided that the substance of such discussion has been made publicly available on Artisan Funds’ website at least one day prior to disclosure of such information or is otherwise publicly available. Any such list of holdings or discussion of one or more portfolio holdings will remain available on Artisan Funds’ website at least until the date on which the Fund files a report with the SEC that includes a list of portfolio holdings and is for the period that includes the date as of which such information is current.

Artisan Funds will disclose portfolio holdings information of the Fund on a quarterly basis through the filing of its Forms N-CSR (with respect to each annual and semiannual period) and Forms N-Q (with respect to the first and third quarters of the Fund’s fiscal year). See the Fund’s prospectus for information on the Fund’s release of portfolio holdings information.

Disclosure of statistical or descriptive information about the Fund’s holdings that does not specifically name the securities held is not prohibited by the Fund’s policy on release of portfolio holdings.

Release of Portfolio Holdings to Fund Service Providers and Other Third Parties. The Fund may release nonpublic portfolio holdings information to selected parties in advance of public release if (i) based on a determination by any of the president, chief financial officer, chief compliance officer or general counsel of Artisan Funds, such disclosure in the manner and at the time proposed is consistent with the Fund’s legitimate business purpose and (ii) the recipient agrees in writing that it is subject to a duty of confidentiality with respect to that information and undertakes not to trade in securities or other property on the basis of that information unless and until that information is made publicly available. Examples of instances in which selective disclosure may be appropriate include, without limitation, disclosure (a) to the directors of or service providers to Artisan Funds who have a reasonable need of that information to perform their services for the Fund, including, but not limited to, Artisan Partners and Artisan Partners UK LLP (and their service providers); Distributors; Kinetic Partners LLP; Dechert LLP, K&L Gates LLP, Ropes & Gray LLP, Seyfarth Shaw LLP, Fulbright & Jaworski LLP and Jenner & Block LLP, attorneys for Artisan Funds and other attorneys for Artisan Funds who provide services from time to time, including without limitation services relating to compliance with regulatory requirements in various non-U.S. markets; Ernst & Young LLP, Artisan Funds’ independent registered public accounting firm; PricewaterhouseCoopers LLP, Artisan Partners’ independent registered public accounting firm; State Street Bank & Trust Company, Artisan Funds’ custodian and transfer agent; Boston Financial Data Services, Inc., Artisan Funds’ sub-transfer agent; ISS (Institutional Shareholder Services) and Glass, Lewis & Co., Artisan Partners’ proxy voting service providers; Artisan Funds’ securities valuation service providers, which include Reuters, The WM Company, Bloomberg, FT Interactive Data, Standard & Poor’s, Thomson Financial, Barclays Fixed Income Research and ITG, Inc.; and Artisan Funds’ printing, reporting, website and filing support service providers, which include R.R. Donnelley & Sons Company, Confluence Technologies, Inc., Diligent Board Member Services, Inc., Ivize, Stark Media, Publishers Mail Service, Essex Two Incorporated, Sells Printing Company and The Printery; (b) to brokers or dealers or other counterparties, research providers or analytical services of holdings or lists of holdings, or lists of securities of interest, in connection with their provision of brokerage, research, analytical or securities lending services; and (c) in connection with purchases or redemptions in-kind permitted under Artisan Funds’ policy on purchases and redemptions in kind.

The release of nonpublic portfolio holdings information in advance of public release will be reported to the board of directors no later than at the next regularly scheduled board meeting. Artisan Funds’ chief compliance officer or, in his or her absence, its general counsel, is responsible for keeping written records of any such release of nonpublic portfolio holdings information.

Purchasing, Exchanging and Redeeming Shares

Purchases, exchanges and redemptions are discussed in the prospectus under the headings “Buying Shares,” “Exchanging Shares” and “Redeeming Shares,” respectively. In addition, you may, subject to the approval of Artisan Funds, purchase shares of the Fund with securities that are held in the Fund’s portfolio (or, rarely, with securities that are not currently held in the portfolio but that are eligible for purchase by the Fund (consistent with the Fund’s goal and investment process)) that have a value that is readily ascertainable in accordance with the Artisan

Funds’ valuation policies. Should Artisan Funds approve your purchase of the Fund’s shares with securities, Artisan Funds would follow its “Purchase In-Kind” procedures and would value the securities tendered in payment (determined as of the next close of regular session trading on the New York Stock Exchange (“NYSE”) after receipt of the purchase order) pursuant to Artisan Funds’ “Procedures for Valuation of Portfolio Securities” as then in effect. If you are interested in purchasing Fund shares with securities, call Artisan Funds at 800.344.1770.

The Fund imposes a 2% redemption fee when you sell or exchange shares owned for 90 days or less. In calculating the redemption fee, the Fund uses the “first-in, first-out” method, but reserves the right, after notice to shareholders, to change that methodology.

Shares of the Fund may be purchased, exchanged or redeemed through certain financial services companies, some of which may charge a transaction fee. The Fund may authorize from time to time certain financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (together with designees, “authorized agents”) to accept share purchase, exchange and redemption orders on its behalf. An order properly received by an authorized agent will be deemed to have been accepted by the Fund. If you buy, exchange or redeem shares through an authorized agent, you will pay or receive the Fund’s NAV per share (see “Net Asset Value” below) next calculated after receipt and acceptance of the order by the authorized agent, after giving effect to any transaction charge imposed by the authorized agent and the 2% redemption fee (if applicable) imposed by the Fund. The authorized agent’s procedures will apply in lieu of purchase, exchange and redemption procedures described in the statutory prospectus.

The Fund reserves the right to waive or reduce the minimum initial or subsequent investment requirements. The Fund reserves the right to waive or reduce the 2% redemption fee on shares held for 90 days or less for any account held through an authorized agent or other financial intermediary and may waive the redemption fee on redemptions of shares held by certain retirement or profit-sharing plans and shares purchased through certain authorized agents or financial intermediaries. In those cases where a financial intermediary passes the redemption fee through to underlying investors, the amount of the fee and the holding period generally will be consistent with the Fund’s criteria. However, due to differences in operational procedures and policies, the financial intermediaries’ methods for tracking and calculating the fee may be different in some respects from the methods employed by the Fund.

Some investors may purchase shares of the Fund through an authorized agent or other financial services company that does not charge any transaction fees directly to those investors. However, such a company may charge a fee for accounting and shareholder servicing services provided by the company with respect to Fund shares held by the company for its customers. These services may include record keeping, transaction processing for shareholders’ accounts and other services to clients of the authorized agents. The Fund may pay a portion of those fees, which is intended to compensate the authorized agent for its provision of services of the type that would be provided by the Fund’s transfer agent or other service providers if the shares were registered directly on the books of the Fund. Artisan Partners or an affiliate, at its own expense, may pay authorized agents for accounting and shareholder services (to the extent those fees are not paid by the Fund) and for distribution and marketing-related services. Such payments by Artisan Partners or an affiliate may be made for one or more of the following: (1) expenses incurred by authorized agents for their sales activities with respect to the Fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of authorized agents for their sales activities and (2) marketing and promotional services by authorized agents, such as business planning assistance, educating personnel about the Fund and sponsoring sales meetings. Although neither the Fund nor Artisan Partners nor any of its affiliates pay for the Fund to be included in an authorized agent’s “preferred list” or other promotional program, some authorized agents that receive compensation as described above may have such programs in which the Fund may be included.

Net Asset Value. Share purchase, exchange and redemption orders will be priced at the Fund’s NAV next computed after such orders are received in good order by: (i) the Fund; or (ii) an authorized agent authorized by the Fund to accept purchase and redemption orders on the Fund’s behalf. The Fund may reject a redemption order under certain circumstances, which are described in the Fund’s prospectus.

The NAV of the Fund’s shares is determined as of the close of regular session trading on the NYSE (usually 4:00 p.m., Eastern Time) each day the NYSE is open for regular session trading. NAV will not be determined on days when the NYSE is closed unless, in the judgment of the board of directors, the Fund’s NAV should be determined on any such day, in which case the determination will be made as of 4:00 p.m., Eastern Time. The NAV per share of the Fund (or of a class of shares of the Fund) is determined by dividing the value of all its securities and other assets, less liabilities attributable to the Fund (or class), by the number of shares of the Fund (or class) outstanding. See “Share Price” in the Fund’s prospectus under the caption “Investing with Artisan Funds” for a description of the procedures used by the Fund to value securities. For purposes of calculating the NAV, securities transactions and shareholder transactions are accounted for no later than one business day after the trade date, in accordance with applicable law.

The markets in which non-U.S. securities trade are sometimes open on days when the NYSE is not open and the Fund does not calculate its NAV, and sometimes are not open on days when the Fund does calculate its NAV. Even on days on which both the foreign market and the NYSE are open, several hours may have passed between the time when trading in the foreign market closed and the NYSE closes and the Fund calculates its NAV.

Portfolio securities and assets are valued chiefly by quotations from the primary market in which they are traded or otherwise as provided in Artisan Funds’ Valuation Procedures. When reliable market quotations are not readily available, securities are priced at a fair value, calculated according to procedures adopted by the board of directors. Reliable market quotations may be considered not to be readily available, and the Fund may therefore use fair value pricing, if, in the opinion of the valuation committee, the value of a security the Fund holds is materially affected by events occurring after the close of the primary market or exchange on which the security is traded but before the time as of which the NAV is calculated. Artisan Partners has retained a third party service provider to assist in determining estimates of fair values for foreign securities, under certain circumstances. This service utilizes statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value. When fair value pricing is employed, the value of a portfolio security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security. Estimates of fair value utilized by Artisan Partners or an affiliate as described above may differ from the value realized on the sale of those securities and the differences may be material to the NAV of the Fund.

Although the Fund intends to pay all redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay share redemptions to any one shareholder in cash only up to the lesser of $250,000 or one percent of the Fund’s net assets represented by such share class during any 90-day period. Redemptions in excess of such limit may be paid wholly or partly by a distribution in kind of readily marketable securities. If redemptions are made in kind, the redeeming shareholders might incur transaction costs in selling the securities received in the redemptions.

The Fund reserves the right to suspend or postpone redemptions of its shares during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, if the NYSE is closed for other than customary weekend and holiday closings; (b) the SEC has by order permitted such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of the Fund’s net assets not reasonably practicable.

The Fund has adopted a policy regarding the correction of any error in the computation of NAV. When an error is discovered, the difference between the originally computed (erroneous) NAV and the correct NAV is calculated. If the difference is equal to or less than one cent per share, the error is deemed immaterial and no action is taken. If the difference is greater than one cent per share, the following actions are taken:

Amount of Difference	Action Taken
< 1/2 of 1% of the originally computed NAV

The Fund determines whether it has incurred a loss or a benefit. If the Fund has either paid excessive redemption proceeds or received insufficient subscription proceeds (“fund loss”), the party responsible for the error is expected to reimburse the Fund for the amount of the loss. If the Fund has received a benefit from the error, no action is taken.

= or > 1/2 of 1% of the originally computed NAV

If any shareholder has sustained a loss exceeding $10, the Fund or the party responsible for the error is expected to pay the shareholder any additional redemption proceeds owed and either refund excess subscription monies paid or credit the shareholder’s account with additional shares as of the date of the error.

Either the responsible party or the individual shareholders who experienced a benefit as a result of the error are expected to reimburse the Fund for any fund losses attributable to them.

Additional Federal Income Tax Information

The discussion of taxation below is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in the Fund. There may be other tax considerations applicable to particular shareholders such as tax-advantaged retirement plans, financial institutions or foreign persons (defined below). You are encouraged to consult your own tax advisor regarding your particular situation and the possible application of state, local and foreign tax laws.

In General

The Fund intends to elect and intends to qualify for treatment each year as a “regulated investment company” under Subchapter M of the Code. In order to qualify for the special tax treatment accorded to regulated investment companies and their shareholders, the Fund must, among other things:

(a) derive at least 90% of its gross income in each taxable year from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (“QPTPs”);

(b) invest the Fund’s assets in such a manner that, as of the close of each quarter of its taxable year, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items (including receivables), U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of the value of the Fund’s total assets is invested in (x) the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer, or two or more issuers as to each of which the Fund owns 20% or more of the total combined voting power of all classes of stock entitled to vote, and that are engaged in the same or similar trades or businesses or related trades or businesses, or (y) the securities of one or more QPTPs; and

(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.

If the Fund qualifies as a regulated investment company, the Fund will not be subject to U.S. federal income tax on income and gains that it distributes in a timely manner to shareholders in the form of dividends. If the Fund were to fail to meet the income, diversification or distribution test described above, the Fund could in some cases cure such failure, including by paying a Fund-level tax, paying interest, making additional distributions, or disposing of certain assets. If the Fund were ineligible to or otherwise did not cure such a failure for any year, or if the Fund were otherwise to fail to qualify as a regulated investment company that is accorded special tax treatment under Subchapter M, then it would be required to pay taxes on its income and realized capital gains, thereby reducing the amount of income and realized capital gains that would otherwise be available for distribution to the Fund’s shareholders. In addition, all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as dividend income. Some portions of such distributions may be eligible for the dividends-received deduction in the case of corporate shareholders and may be eligible to be treated as “qualified dividend income” in the case of shareholders taxed as individuals, provided, in both cases, that the shareholder meets certain holding period and other requirements in respect of the Fund’s shares (as described below). In addition, the Fund could also be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such calendar year and 98.2% of its capital gain net income for the one-year period ending on October 31 of such calendar year, plus any such amounts retained from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, ordinary gains and losses from the sale, exchange, or other taxable disposition of property that would be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year. The Fund will be treated as having distributed any amount on which it is subject to corporate income tax for the taxable year ending within the calendar year. A dividend paid by the Fund to shareholders in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends to make sufficient distributions to avoid this 4% excise tax, although there can be no assurance that it will be able to do so.

If the Fund has a net capital loss (i.e., an excess of capital losses over capital gains) for any year, the amount thereof may be carried forward to offset capital gains in future years, thereby reducing the amount the Fund would otherwise be required to distribute in such future years to qualify for the special tax treatment accorded regulated investment companies and avoid a Fund-level tax. The Fund may carry net capital losses forward to one or more subsequent taxable years without expiration. The Fund must apply such carryforwards first against gains of the same character. The Fund’s available capital loss carryforwards, if any, are set forth in the Fund’s annual shareholder reports for each fiscal year.

In addition, under Code sections 382 and 383, if the Fund undergoes an “ownership change,” the Fund’s ability to use its capital loss carryforwards (and potentially its so-called “built-in losses”) in any year following the ownership change will be limited to an amount generally equal to the value of the Fund’s net assets immediately prior to the ownership change multiplied by the long-term tax-exempt rate (which is published monthly by the Internal Revenue Service (the “IRS”)) in effect for the month in which the ownership change occurs. In such circumstances, Fund shareholders could receive larger distributions than they would have received had the ownership change not occurred, with those distributions being taxable as described below under “Taxation of Fund Distributions.”

Taxation of Fund Distributions

Your distributions will be taxable to you whether received in cash or reinvested in additional shares. For U.S. federal income tax purposes, any distribution that is paid in January but that was declared in October, November or December of the prior calendar year is taxable as if you received it on December 31 of the prior calendar year.

You will be subject to income tax at ordinary income rates on distributions of investment income and gains from the sale of investments that the Fund owned for one year or less, except as described below with respect to “qualified dividend income.” Distributions that are attributable to the excess of the Fund’s net long-term capital gains over net short-term capital losses and that are properly reported as capital gain dividends are taxable to you as long-term capital gains includible in and taxable at the reduced rates applicable to net capital gains, regardless of the length of time you have held your shares. Long-term gains are generally those derived from securities held by the Fund for more than one year.

Net capital gains rates apply to “qualified dividend income” received by noncorporate shareholders who satisfy certain holding period requirements. If the Fund qualifies as a regulated investment company for tax purposes, the amount of Fund dividends that are eligible to be taxed as qualified dividend income at the reduced rate is not permitted to exceed the amount of aggregate qualifying dividends received by the Fund. To the extent the Fund distributes as dividends amounts that the Fund determines are eligible for the reduced rates, it will identify the relevant amounts in its annual tax information reports to its shareholders.

In addition, for taxable years beginning on or after January 1, 2013, Section 1411 of the Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals whose income exceeds certain threshold amounts, and of certain trusts and estates under similar rules. The details of the implementation of this tax and of the calculation of net investment income, among other issues, are currently unclear and remain subject to future guidance. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by the Fund of net investment income and capital gains as described above, and (ii) any net gain from the sale, redemption or exchange of Fund shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in the Fund.

A portion of dividends from the Fund also may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends the Fund receives from U.S. corporations. However, dividends a corporate shareholder receives and deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.

To the extent that the Fund makes a distribution of income received by the Fund pursuant to loans of its portfolio securities, such income will not constitute qualified dividend income to noncorporate shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

Dividends and distributions on the Fund’s shares are generally subject to U.S. federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses.

You will be advised annually as to the source of your distributions for tax purposes. If you are not subject to tax on your income, you generally will not be required to pay tax on these amounts.

Redemptions, Sales and Exchanges of Fund Shares

Any gain or loss realized from a redemption or sale of Fund shares held for more than one year generally will be treated as long-term capital gain or loss. Otherwise, the gain or loss will be treated as short-term capital gain or loss. However, if you realize a loss on the sale of Fund shares held for six months or less, your short-term loss is recharacterized as long-term to the extent of any long-term capital gain distributions you have received with respect to those shares.

Further, all or a portion of any loss realized upon a taxable disposition of the Fund’s shares will be disallowed under the Code’s “wash-sale” rule if other substantially identical shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

An exchange of Investor Shares of the Fund for Investor Shares of another Artisan Fund will be a taxable transaction. Any gain or loss resulting from such an exchange will generally be treated as a capital gain or loss for U.S. federal income tax purposes, and will be long-term or short-term capital gain or loss depending on how long you have held your shares.

Upon the redemption, sale or exchange of the Fund’s shares, the Fund (or, in the case of shares purchased through a financial intermediary, the financial intermediary) is required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you redeemed, sold or exchanged. See the Fund’s prospectus for more information.

Shares Purchased Through Tax-Qualified Plans

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisors to determine the suitability of shares of the Fund as an investment through such plans and the precise effect of such an investment in their particular tax situations.

Backup Withholding

The Fund may be required to withhold U.S. federal income tax (“backup withholding”) at a rate of 28% from certain payments to you, generally redemption proceeds and payments of dividends and distributions. Backup withholding may be required if:

•	You fail to furnish your properly certified social security or other tax identification number;

•	You fail to certify that your tax identification number is correct or that you are not subject to backup withholding due to the underreporting of certain income;

•	You fail to certify that you are a U.S. Person (including a U.S. resident alien); or

•	The IRS informs the Fund that your tax identification number is incorrect or that you are otherwise subject to backup withholding.

The backup withholding certifications are contained in the application that you complete when you open your Fund account. Artisan Funds must promptly pay to the IRS all amounts withheld. Therefore, it usually is not possible for Artisan Funds to reimburse you for amounts withheld. Backup withholding is not, however, an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Tax Consequences of Certain Investments by the Fund

The Fund may purchase the securities of certain foreign investment funds or trusts, or other foreign issuers, deemed to be passive foreign investment companies (“PFICs”). Capital gains on the sale of PFIC holdings will be deemed to be ordinary income regardless of how long the Fund holds its investment. In addition, the Fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from PFICs, regardless of whether such income and gains are distributed to shareholders.

In order to avoid the imposition of such tax, the Fund generally may elect to mark the gains (and to a limited extent losses) in such holdings to the market, as though it had sold and repurchased its holdings in each PFIC on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and losses. This “mark-to-market election” may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making this election therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to continue to qualify as a regulated investment company, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as qualified dividend income. Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances.

The Fund’s transactions in foreign currencies may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. If the net effect of these transactions is a gain, the income dividend paid by the Fund will be increased; if the result is a loss, the income dividend paid by the Fund will be decreased. If foreign currency losses result in the Fund having an overall net ordinary loss, such loss cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years.

Certain of the Fund’s investments in derivative instruments and foreign currency-denominated instruments, and the Fund’s transactions in foreign currencies and hedging activities may produce a difference between its book income and its taxable income. If such a difference arises, and the Fund’s book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment and to eliminate a Fund-level tax. In the alternative, if the Fund’s book income exceeds its taxable income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s taxable earnings and profits, (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Income received by the Fund from investments in securities of issuers organized in foreign countries may be subject to withholding and other taxes imposed by such countries. If more than 50% of the value of the Fund’s total assets at the end of its taxable year are invested in stock or securities of foreign corporations, the Fund may make an election permitting its shareholders to claim a deduction or credit for U.S. federal tax purposes for their portion of certain qualified foreign taxes paid by the Fund. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes paid by the Fund. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of foreign taxes paid by the Fund is subject to certain limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. Shareholders that are not subject to U.S. federal income tax, and those who invest in the Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund. Alternatively, the Fund may choose not to pass through the foreign taxes to shareholders, but instead itself claim a deduction for such foreign taxes in determining the Fund’s taxable income, which would reduce the Fund’s taxable income distributed to shareholders and on which shareholders subject to income tax are required to pay tax.

Investments by the Fund in certain corporate debt securities may give rise to income which is required to be distributed even though the Fund receives no interest payment in cash on the security during the year, thereby potentially requiring the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement. In addition, investments in debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest or original issue discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by the Fund when, as, and if it invests in such securities in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company that is accorded special tax treatment and does not become subject to a Fund-level tax.

The Fund’s transactions in derivative instruments (e.g., forward contracts, options or futures), as well as any of its hedging, short sale, securities loan or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash sale and short sale rules). These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities, thereby affecting whether capital gains and losses are treated as short-term or long-term. These rules could therefore affect the amount, timing and/or character of distributions to shareholders.

Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a Fund-level tax.

The Fund’s investments in REIT equity securities may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Investments in REIT equity securities also may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by the Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.

The Fund’s investment in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”) or qualify as taxable mortgage pools (“TMPs”) could result in the imposition of significant reporting, withholding, and tax payment responsibilities. Under a notice issued by the IRS and Treasury regulations that have not yet been issued but that may apply retroactively, a portion of the Fund’s income that is allocable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice provides and these regulations are expected to provide that excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders had received the excess inclusion income directly.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. A shareholder will be subject to U.S. federal income tax on such inclusions notwithstanding any exemption from such income tax otherwise available under the Code.

In addition, if at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of shares of the Fund, then the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest U.S. federal income tax rate imposed on corporations. The Fund tries to avoid investing in REITs that hold residual interests in REMICs, that qualify as TMPs, or that otherwise expect to generate excess inclusion income, but the Fund may not always be successful in doing so. Because information about a REIT’s investments may be inadequate or inaccurate, or because a REIT may change its investment program, the Fund may not be successful in avoiding the consequences described above. Avoidance of investments in REITs that generate excess inclusion income may require the Fund to forego otherwise attractive investment opportunities.

Tax-Exempt Shareholders

Income of a regulated investment company that would be UBTI if earned directly by a tax-exempt entity will not generally be attributed as UBTI to a tax-exempt shareholder of the regulated investment company. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). A tax-exempt shareholder may also recognize UBTI if the Fund recognizes “excess inclusion income” derived from residual interests in REMICs or equity interests in TMPs as described above. In addition, special tax consequences apply to charitable remainder trusts that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Charitable remainder trusts and other tax-exempt investors should consult their tax advisors concerning the tax consequences of investing in the Fund.

Non-U.S. Investors

In general, dividends other than those properly reported as capital gain dividends that are paid by the Fund to a shareholder that is not a “United States person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. Effective for taxable years of the Fund beginning before January 1, 2014, the Fund is not required to withhold any amounts (i) with respect to distributions of U.S.-source interest income that, in general, would not have been subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly reported as such by the Fund (“interest-related dividends”), and (ii) with respect to distributions of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly reported as such by the Fund (“short-term capital gain dividends”).

There are several conditions and exceptions to the withholding exemptions for interest-related dividends and short-term capital gain dividends. The exemption from withholding for interest-related dividends does not apply to distributions to a foreign person (i) that has not provided a satisfactory statement that the beneficial owner is not a United States person, (ii) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (iii) that is within certain foreign countries that have inadequate information exchange with the U.S., or (iv) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation. The exemption from withholding for short-term capital gain dividends does not apply to (i) distributions to an individual foreign person who is present in the U.S. for a period or periods aggregating 183 days or more during the year of the distribution and (ii) distributions subject to special rules regarding the disposition of U.S. real property interests. In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports a distribution as an interest-related or short-term capital gain dividend.

Moreover, depending on the circumstances, the Fund is permitted to choose not to report potentially eligible distributions as interest-related and/or short-term capital gain dividends and/or to treat such dividends, in whole or in part, as ineligible for these exemptions from withholding. These exemptions from withholding will expire for distributions with respect to taxable years of a regulated investment company beginning on or after January 1, 2014, unless Congress enacts legislation providing otherwise.

If a beneficial holder of Fund shares who or which is a foreign person has a trade or business in the U.S., and Fund dividends received by such holder are effectively connected with the conduct of that trade or business, the dividends will be subject to U.S. federal net income taxation at regular income tax rates.

A beneficial holder of shares who or which is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on capital gain dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the capital gain dividend and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign person’s sale of shares of the Fund or to the capital gain dividend the foreign shareholder received (see below).

In the case of a shareholder who or which is eligible for the benefits of a tax treaty with the United States, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the U.S. federal tax on income referred to above.

In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign person must comply with special certification and filing requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign investors in the Fund should consult their tax advisors in this regard.

Very generally, special tax rules apply if the Fund holds or, but for the operation of certain exceptions, would be treated as holding USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the Fund’s USPRIs, interests in real property located outside the United States, and other assets used or held for use in a trade or business. Such rules could result in U.S. tax withholding from certain distributions to a foreign shareholder. Furthermore, the foreign shareholder may be required to file a U.S. tax return and pay tax on such distributions—and, in certain cases, gain realized on sale of Fund shares—at regular U.S. federal income tax rates. The Fund does not expect to invest in a significant percentage of USRPIs, or interests that would be USRPIs but for the exceptions referred to above, so these special tax rules are not likely to apply.

Certain Additional Reporting and Withholding Requirements

Rules enacted in March 2010 known as the “Foreign Account Tax Compliance Act” (“FATCA”) require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments of U.S. source income (“withholdable payments”); this withholding tax will be phased in beginning with certain withholdable payments made on January 1, 2014. Specifically, withholdable payments subject to this 30% withholding tax include payments of U.S.-source dividends or interest and payments of gross proceeds from the sale or other disposal of property that can produce U.S.-source dividends or interest.

The IRS has issued preliminary guidance with respect to these rules; this guidance is potentially subject to material change. Pursuant to this guidance, distributions made by the Fund to a shareholder subject to the phase in noted above, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to foreign persons described above (e.g., Capital Gain Dividends and short-term capital gain and interest-related dividends, as described above), will be withholdable payments subject to withholding. Payments to shareholders will generally not be subject to withholding, so long as such shareholders provide the Fund with such certifications, waivers or other documentation as the Fund requires to comply with these rules, including, to the extent required, with regard to their direct and indirect owners. In general, it is expected that a shareholder that is a U.S. person or non-U.S. individual will be able to avoid being withheld upon by timely providing the Fund with a valid IRS Form W-9 or W-8, respectively. Subject to any applicable intergovernmental agreement, payments to a shareholder that is a “foreign financial institution” (as defined under these rules) will generally be subject to withholding unless such shareholder (i)(a) enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect U.S. investors or accounts, or (b) qualifies for an exception from entering into such an agreement and (ii) provides the Fund with appropriate certifications or other documentation concerning its status.

The Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA, including current or future Treasury regulations or IRS guidance issued thereunder, in each case as modified by any applicable intergovernmental agreement between the United States and a non-U.S. government to implement FATCA and improve international tax compliance. Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation. Persons investing in the Fund through an intermediary should contact their intermediary regarding the application of this reporting and withholding regime to their investments in the Fund.

Custodian and Transfer Agent

State Street Bank & Trust Company (“State Street”), 200 Newport Avenue, North Quincy, MA 02171, acts as custodian of the securities and other assets of the Fund. State Street is responsible for, among other things, safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund’s investments. State Street also performs transfer agency, dividend paying agency and portfolio accounting services for the Fund. State Street has delegated most transfer agent functions to its affiliate, Boston Financial Data Services, 30 Dan Road, Canton, MA 02021. State Street is not an affiliate of Artisan Partners or its affiliates. State Street is authorized to deposit securities in securities depositories for the use of services of sub-custodians.

Legal Counsel

Ropes & Gray LLP, One Metro Center, 700 12th Street, N.W., Suite  900, Washington, DC 20005, is counsel to the Fund.

Independent Registered Public Accounting Firm

[                    ] serves as the Fund’s independent registered public accounting firm. The independent registered public accounting firm provides services including (i) an audit of the annual financial statements; (ii) assistance and consultation in connection with SEC filings; and (iii)  preparation of the annual income tax returns filed on behalf of the Fund.

Financial Statements

Financial statements for the Fund are not presented because the Fund had not yet begun investment operations prior to the date of this SAI.

PART C

OTHER INFORMATION

ITEM 28. Exhibits.

Exhibit

Number	Description

(a)(1)	Amended and Restated Articles of Incorporation of the Registrant. (a)

(a)(2)	Articles of Amendment dated October 12, 1995. (a)

(a)(3)	Articles of Amendment dated January 16, 1997. (b)

(a)(4)	Articles of Amendment dated April 9, 1997. (c)

(a)(5)	Articles of Amendment dated June 5, 1997. (d)

(a)(6)	Articles of Amendment dated April 27, 2000. (e)

(a)(7)	Articles of Amendment dated June 29, 2000. (n)

(a)(8)	Articles of Amendment dated November 29, 2000. (g)

(a)(9)	Articles of Amendment dated August 30, 2001. (h)

(a)(10)	Articles of Amendment dated June 5, 2002. (j)

(a)(11)	Articles of Amendment dated January 12, 2006. (r)

(a)(12)	Articles of Amendment dated May 10, 2006. (t)

(a)(13)	Articles of Amendment dated August 3, 2006. (v)

(a)(14)	Articles of Amendment dated September 11, 2007. (y)

(a)(15)	Articles of Amendment dated February 14, 2008. (aa)

(a)(16)	Articles of Amendment dated June 12, 2008. (cc)

(a)(17)	Articles of Amendment dated January 12, 2010. (gg)

(a)(18)	Articles of Amendment dated December 1, 2010. (jj)

(a)(19)	Articles of Amendment dated January 24, 2011. (jj)

(a)(20)	Articles of Amendment dated May 25, 2011. (ll)

(a)(21)	Articles of Amendment dated May 25, 2011. (ll)

(a)(22)	Articles of Amendment dated November 21, 2011. (mm)

(a)(23)	Articles of Amendment dated March 1, 2012. (oo)

(a)(24)	Articles of Amendment dated May 23, 2012. (rr)

(a)(25)	Articles of Amendment dated July 5, 2012. (rr)

(a)(26)	Amended and Restated Articles of Incorporation dated January [11], 2013. Filed herewith.

(b)	Bylaws, as amended and restated, of the Registrant dated August 14, 2012. Filed herewith.

(c)	None. (Registrant does not issue share certificates.)

(d)(1)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Small Cap Fund. (a)

(d)(2)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan International Fund. (a)

(d)(3)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Mid Cap Fund. (c)

(d)(4)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Small Cap Value Fund. (f)

(d)(5)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Mid Cap Value Fund. (h)

(d)(6)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan International Small Cap Fund. (j)

(d)(7)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan International Value Fund. (l)

(d)(8)	Amendment No. 1 to the Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan International Fund. (q)

(d)(9)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Value Fund. (s)

(d)(10)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Emerging Markets Fund. (t)

(d)(11)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Global Value Fund. (x)

(d)(12)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Global Opportunities Fund. (cc)

(d)(13)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Global Equity Fund. (hh)

(d)(14)	Investment Subadvisory Agreement between Artisan Partners Limited Partnership and Artisan Partners UK LLP relating to Artisan Global Equity Fund. (hh)

(d)(15)	Amendment No. 1 to the Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Value Fund. (jj)

(d)(16)	Investment Advisory Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Global Small Cap Fund. To be filed by amendment.

(e)(1)	Distribution Agreement between the Registrant and Artisan Partners Distributors LLC. (f)

(e)(2)	Notification to Distributor regarding addition of Artisan Mid Cap Value Fund. (h)

(e)(3)	Notification to Distributor regarding addition of Artisan International Small Cap Fund. (j)

(e)(4)	Notification to Distributor regarding addition of Artisan International Value Fund. (l)

(e)(5)	Notification to Distributor regarding addition of Artisan Value Fund. (s)

(e)(6)	Notification to Distributor regarding addition of Artisan Emerging Markets Fund. (t)

(e)(7)	Notification to Distributor regarding addition of Artisan International Value Fund – Institutional Shares. (v)

(e)(8)	Notification to Distributor regarding addition of Artisan Global Value Fund. (y)

(e)(9)	Notification to Distributor regarding addition of Artisan Emerging Markets Fund – Advisor Shares. (bb)

(e)(10)	Notification to Distributor regarding addition of Artisan Global Opportunities Fund. (dd)

(e)(11)	Amendment No. 1 to Distribution Agreement between the Registrant and Artisan Partners Distributors LLC. (ff)

(e)(12)	Notification to Distributor regarding addition of Artisan Global Equity Fund. (hh)

(e)(13)	Notification to Distributor regarding addition of Artisan Global Opportunities Fund – Institutional Shares and Artisan Value Fund – Institutional Shares. (ll)

(e)(14)	Notification to Distributor regarding addition of Artisan Mid Cap Value Fund – Institutional Shares and Artisan Small Cap Value Fund – Institutional Shares. (nn)

(e)(15)	Notification to Distributor regarding addition of Artisan Small Cap Fund – Institutional Shares. (pp)

(e)(16)	Notification to Distributor regarding addition of Artisan Global Value Fund – Institutional Shares. (rr)

(e)(17)	Form of Notification to Distributor regarding addition of Artisan Global Small Cap Fund. Filed herewith.

(f)	None.

(g)(1)	Custodian Agreement and Accounting Services Agreement between the Registrant and State Street Bank and Trust Company. (a)

(g)(2)	Notification to Custodian regarding addition of Artisan Mid Cap Fund. (c)

(g)(3)	Notification to Custodian regarding addition of Artisan Small Cap Value Fund. (d)

(g)(4)	Amendment No. 1 to Custodian Agreement. (f)

(g)(5)	Notification to Custodian regarding addition of Artisan Mid Cap Value Fund. (h)

(g)(6)	Notification to Custodian regarding addition of Artisan International Small Cap Fund. (j)

(g)(7)	Notification to Custodian regarding addition of Artisan International Value Fund. (n)

(g)(8)	Amendment No. 2 to Custodian Agreement. (n)

(g)(9)	Notification to Custodian regarding addition of Artisan Value Fund. (s)

(g)(10)	Notification to Custodian regarding addition of Artisan Emerging Markets Fund. (t)

(g)(11)	Notification to Custodian regarding addition of Artisan Global Value Fund. (y)

(g)(12)	Notification to Custodian regarding addition of Artisan Global Opportunities Fund. (dd)

(g)(13)	Amendment to the Custodian Agreement. (ff)

(g)(14)	Notification to Custodian regarding addition of Artisan Global Equity Fund. (hh)

(g)(15)	Form of Notification to Custodian regarding addition of Artisan Global Small Cap Fund. Filed herewith.

(h)(1)	Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company. (i)

(h)(2)	Notification to Transfer Agent regarding addition of Artisan International Small Cap Fund. (j)

(h)(3)	Notification to Transfer Agent regarding addition of Artisan International Value Fund. (m)

(h)(4)	Letter agreement dated July 24, 2002 between the Registrant and State Street Bank and Trust Company. (n)

(h)(5)	Amendment No. 1 to Transfer Agency and Service Agreement. (o)

(h)(6)	October 1, 2003 amendment to letter agreement dated July 24, 2002 between the Registrant and State Street Bank and Trust Company. (p)

(h)(7)	Notification to Transfer Agent regarding addition of Artisan Value Fund. (s)

(h)(8)	Notification to Transfer Agent regarding addition of Artisan Emerging Markets Fund. (t)

(h)(9)	Notification to Transfer Agent regarding addition of Artisan International Value Fund – Institutional Shares. (v)

(h)(10)	Amendment to Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company. (v)

(h)(11)	Notification to Transfer Agent regarding addition of Artisan Global Value Fund. (y)

(h)(12)	Notification to Transfer Agent regarding addition of Artisan Emerging Markets Fund – Advisor Shares. (bb)

(h)(13)	Notification to Transfer Agent regarding addition of Artisan Global Opportunities Fund. (dd)

(h)(14)	Amendment to Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company. (ee)

(h)(15)	Notification to Transfer Agent regarding addition of Artisan Global Equity Fund. (hh)

(h)(16)	Notification to Transfer Agent regarding addition of Artisan Global Opportunities Fund – Institutional Shares and Artisan Value Fund – Institutional Shares. (ll)

(h)(17)	Notification to Transfer Agent regarding addition of Artisan Mid Cap Value Fund – Institutional Shares and Artisan Small Cap Value Fund – Institutional Shares. (nn)

(h)(18)	Notification to Transfer Agent regarding addition of Artisan Small Cap Fund – Institutional Shares. (pp)

(h)(19)	Notification to Transfer Agent regarding addition of Artisan Global Value Fund – Institutional Shares. (rr)

(h)(20)	Form of Notification to Transfer Agent regarding addition of Artisan Global Small Cap Fund. Filed herewith.

(i)(1)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Small Cap Fund – Investor Shares and Artisan International Fund – Institutional Shares and Investor Shares (ee).

(i)(2)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Mid Cap Fund. (c)

(i)(3)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Small Cap Value Fund. (d)

(i)(4)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Mid Cap Fund – Institutional Shares. (e)

(i)(5)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Mid Cap Value Fund – Investor Shares. (g)

(i)(6)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan International Small Cap Fund – Investor Shares. (h)

(i)(7)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan International Value Fund – Investor Shares. (k)

(i)(8)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Value Fund – Investor Shares. (s)

(i)(9)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Emerging Markets Fund – Institutional Shares. (t)

(i)(10)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan International Value Fund – Institutional Shares. (v)

(i)(11)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Global Value Fund – Investor Shares. (y)

(i)(12)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Emerging Markets Fund – Advisor Shares. (bb)

(i)(13)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Global Opportunities Fund – Investor Shares. (dd)

(i)(14)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Global Equity Fund – Investor Shares. (hh)

(i)(15)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Global Opportunities Fund – Institutional Shares and Artisan Value Fund – Institutional Shares. (ll)

(i)(16)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Mid Cap Value Fund – Institutional Shares and Artisan Small Cap Value Fund – Institutional Shares. (nn)

(i)(17)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Small Cap Fund – Institutional Shares. (pp)

(i)(18)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Global Value Fund – Institutional Shares. (rr).

(i)(19)	Opinion and consent of Godfrey & Kahn, S.C. relating to Artisan Global Small Cap Fund – Investor Shares. To be filed by amendment.

(i)(20)	Consent of Godfrey & Kahn, S.C. Filed herewith.

(j)(1)	Consent of Ropes & Gray LLP. Filed herewith.

(j)(2)	Consent of independent registered public accounting firm. To be filed by amendment.

(k)	None.

(l)(1)	Subscription Agreement between the Registrant and Andrew A. Ziegler and Carlene Murphy Ziegler relating to Artisan Small Cap Fund. (a)

(l)(2)	Subscription Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Value Fund. (s)

(l)(3)	Subscription Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Emerging Markets Fund. (u)

(l)(4)	Subscription Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Global Value Fund. (z)

(l)(5)	Subscription Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Global Opportunities Fund. (gg)

(l)(6)	Subscription Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Global Equity Fund. (hh)

(l)(7)	Subscription Agreement between the Registrant and Artisan Partners Limited Partnership relating to Artisan Global Small Cap Fund. To be filed by amendment.

(m)	None.

(n)(1)	Amended and Restated Multiple Class Plan pursuant to Rule 18f-3. (qq)

(p)(1)	Artisan Partners Funds, Inc. Code of Ethics for Directors. (qq)

(p)(2)	Artisan Partners Funds, Inc., Artisan Partners Limited Partnership, Artisan Partners UK LLP, Artisan Partners Asia-Pacific PTE. LTD. and Artisan Partners Distributors LLC Code of Ethics and Policy and Procedures to Prevent Misuse of Inside Information. (qq)

(99)(a)	Powers of Attorney for the Directors of Artisan Partners Funds, Inc. Filed herewith.

(a)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 3 to Registrant’s registration statement, Securities Act file number 33-88316 (the “Registration Statement”), filed on November 27, 1995.

(b)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 5 to the Registration Statement, filed on January 21, 1997.

(c)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 6 to the Registration Statement, filed on April 11, 1997.

(d)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 7 to the Registration Statement, filed on June 6, 1997.

(e)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 12 to the Registration Statement, filed on April 28, 2000.

(f)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 13 to the Registration Statement, filed on October 31, 2000.

(g)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 14 to the Registration Statement, filed on November 30, 2000.

(h)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 16 to the Registration Statement, filed on September 4, 2001.

(i)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 17 to the Registration Statement, filed on October 29, 2001.

(j)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 18 to the Registration Statement, filed on June 6, 2002.

(k)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 19 to the Registration Statement, filed on June 7, 2002.

(l)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 20 to the Registration Statement, filed on August 21, 2002.

(m)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 21 to the Registration Statement, filed on October 29, 2002.

(n)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 22 to the Registration Statement, filed on September 26, 2003.

(o)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 23 to the Registration Statement, filed on January 28, 2004.

(p)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 24 to the Registration Statement, filed on November 30, 2004.

(q)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 25 to the Registration Statement, filed on December 1, 2005.

(r)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 27 to the Registration Statement, filed on January 31, 2006.

(s)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 28 to the Registration Statement, filed on March 21, 2006.

(t)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 31 to the Registration Statement, filed on June 26, 2006.

(u)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 32 to the Registration Statement, filed on August 4, 2006.

(v)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 33 to the Registration Statement, filed on September 26, 2006.

(w)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 34 to the Registration Statement, filed on December 26, 2006.

(x)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 35 to the Registration Statement, filed on September 11, 2007.

(y)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 36 to the Registration Statement, filed on December 3, 2007.

(z)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 37 to the Registration Statement, filed on January 28, 2008.

(aa)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 38 to the Registration Statement, filed on February 14, 2008.

(bb)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 39 to the Registration Statement, filed on April 14, 2008.

(cc)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 40 to the Registration Statement, filed on June 18, 2008.

(dd)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 41 to the Registration Statement, filed on August 29, 2008.

(ee)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 42 to the Registration Statement, filed on January 28, 2009.

(ff)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 43 to the Registration Statement, filed on November 25, 2009.

(gg)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 44 to the Registration Statement, filed on January 13, 2010.

(hh)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 46 to the Registration Statement, filed on March 26, 2010.

(ii)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 47 to the Registration Statement, filed on November 29, 2010.

(jj)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 48 to the Registration Statement, filed on January 28, 2011.

(kk)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 50 to the Registration Statement, filed on May 26, 2011.

(ll)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 51 to the Registration Statement, filed on July 25, 2011.

(mm)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 53 to the Registration Statement, filed on November 22, 2011.

(nn)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 55 to the Registration Statement, filed on January 30, 2012.

(oo)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 57 to the Registration Statement, filed on March 2, 2012.

(pp)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 58 to the Registration Statement, filed on April 27, 2012.

(qq)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 59 to the Registration Statement, filed on May 9, 2012.

(rr)	Previously filed. Incorporated by reference to the exhibit filed with post-effective amendment no. 61 to the Registration Statement, filed on July 6, 2012.

ITEM 29. Persons Controlled by or Under Common Control With Registrant.

None.

ITEM 30.	Indemnification.

Article VIII of Registrant’s Amended and Restated Articles of Incorporation and Article IX of Registrant’s Bylaws (Exhibits (a)(1) through (b)), which are incorporated herein by reference) provide that the Registrant shall indemnify and advance expenses to its currently acting and its former directors and officers to the fullest extent that indemnification of directors and officers is permitted by the Wisconsin Statutes. The Board of Directors may by bylaw, resolution or agreement make further provision for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Wisconsin Statutes; provided however, that nothing therein shall be construed to protect any director or officer of the Registrant against any liability to the Registrant or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”) may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Registrant will not advance attorneys’ fees or other expenses incurred by the person to be indemnified unless the Registrant shall have received an undertaking by or on behalf of such person to repay the advance unless it is ultimately determined that such person is entitled to indemnification and one of the following conditions shall have occurred: (i) such person shall provide security for his undertaking, (ii) the Registrant shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of the disinterested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall have determined that based on a review of readily available facts there is reason to believe that such person ultimately will be found entitled to indemnification.

Registrant and its directors and officers are insured under policies of insurance maintained by Registrant, within the limits and subject to the limitations of the policies, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such directors or officers. The policies expressly exclude coverage for any director or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

The Registrant also has entered into indemnification agreements with each of its directors. The indemnification agreements provide that the Registrant will indemnify and advance expenses to the director if the director is or is threatened to be made a party to a proceeding by reason of the director’s corporate status, to the fullest extent permitted by applicable law. The indemnification agreements specifically provide that a director will not be indemnified for any acts or omissions giving rise to any claims asserted against the director that constituted “disabling conduct” (e.g., willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office).

ITEM 31. Business and Other Connections of Investment Adviser.

The information in the prospectus under the caption “Organization, Management & Management Fees” and in the statement of additional information under the caption “Investment Advisory Services” is incorporated herein by reference. Artisan Partners Limited Partnership (“Artisan Partners”) itself has no executive officers or directors; however, the principal executives of its general partner, Artisan Investments GP LLC, are: Eric R. Colson, President and Chief

Executive Officer; Charles J. Daley, Jr., Chief Financial Officer and Treasurer; Karen L. Guy, Vice President; Sarah A. Johnson, Vice President; Janet D. Olsen, Vice President and Secretary; Gregory K. Ramirez, Vice President; and Andrew A. Ziegler, Executive Chairman. Each officer of Artisan Investments GP LLC is a Managing Director of Artisan Partners. Artisan Partners UK LLP (“Artisan UK”) itself has no executive officers or directors; however, the directors of its founding partner, Artisan Partners Limited, are Karen L. Guy, Sarah A. Johnson and Gregory K. Ramirez. For a description of other business, profession, vocation or employment of a substantial nature in which any officer of Artisan Investments GP LLC or any director of Artisan Partners Limited, except Ms. Guy, Mr. Daley and Ms. Olsen, has engaged during the last two years for his or her account or in the capacity of director, officer, employee, partner or trustee, see the information under the caption “Directors and Officers” in the statement of additional information. In addition to being Managing Directors of Artisan Partners, Mr. Daley serves as the Chief Financial Officer and Treasurer of Artisan Partners and Ms. Olsen serves as Senior Vice President and Secretary of Artisan Partners. Ms. Guy is a Managing Director of Artisan Partners and until July 2012 served as Chief Operating Officer of Artisan Partners.

ITEM 32.	Principal Underwriters.

(a)	Artisan Partners Distributors LLC acts as principal underwriter for Artisan Funds.

(b)

Name	Positions and Offices with Underwriter	Positions and Offices with Fund
Dean J. Patenaude	Chairman and President (Chief Executive Officer)	None
Michael C. Roos	Vice President	None
Gregory K. Ramirez	Chief Financial Officer, Vice President and Treasurer	Chief Financial Officer, Vice President and Treasurer
Janet D. Olsen	Vice President and Assistant Secretary	None
Sarah A. Johnson	Vice President and Secretary	General Counsel, Vice President and Secretary
Jessica R. Schultz	Chief Compliance Officer	None
Michelle L. Klein	Assistant Treasurer	None

The principal business address of each officer of Artisan Partners Distributors LLC is 875 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

(c)	There are no commissions or other compensation received from the Registrant directly or indirectly, by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of an affiliated person.

ITEM 33. Location of Accounts and Records.

All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained as follows:

(1)	State Street Bank and Trust Company

Crown Colony Office Park

1200 Crown Colony Drive

Quincy, Massachusetts 02169

Rule 31a-1(a); Rules 31a-1(b)(1), (2), (3), (5), (6), (7), (8), (9)

Rules 31a-2(a)(1), (2)

(2)	Artisan Partners Limited Partnership (on its own behalf, or on behalf of Artisan Partners Funds, Inc., Artisan Partners UK LLP, or Artisan Partners Distributors LLC)

875 East Wisconsin Avenue, Suite 800

Milwaukee, Wisconsin 53202

777 East Wisconsin Ave, Suite 1200

Milwaukee, Wisconsin 53202

c/o Iron Mountain

5170 S. 6th Street

Milwaukee, WI 53221

Rule 31a-1(a); Rules 31a-1(b)(4), (5), (6), (7), (9), (10), (11);

Rule 31a-1(d); Rule 31a-1(f); Rules 31a-2(a)(1), (2), (3), (4), (5), (6);

Rule 31a-2(c); Rule 31a-2(e)

(3)	Boston Financial Data Services

30 Dan Road

Canton, Massachusetts 02021

Rules 31a-1(b)(1), (2)(iv); Rule 31a-2(a)(1)

(4)	Ropes & Gray LLP

One Metro Center

700 12th Street NW, Suite 900

Washington, DC 20005-3948

Rule 31a-1(b)(4); Rule 31a-2(a)(1), (4)

ITEM 34. Management Services.

Not applicable.

ITEM 35. Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this post-effective amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, and the State of California on the 11th day of January 2013.

ARTISAN PARTNERS FUNDS, INC.

By:	/s/ Eric R. Colson
Eric R. Colson
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date
/s/ Eric R. Colson	President and Chief Executive Officer	January 11, 2013
Eric R. Colson	(principal executive officer)

/s/ Andrew A. Ziegler*	Director	January 11, 2013
Andrew A. Ziegler

/s/ David A. Erne*	Director	January 11, 2013
David A. Erne

/s/ Gail L. Hanson*	Director	January 11, 2013
Gail L. Hanson

/s/ Thomas R. Hefty*	Director	January 11, 2013
Thomas R. Hefty

/s/ Patrick S. Pittard*	Director	January 11, 2013
Patrick S. Pittard

/s/ R. Scott Trumbull *	Director	January 11, 2013
R. Scott Trumbull

/s/ Gregory K. Ramirez	Chief Financial Officer, Vice President and Treasurer	January 11, 2013
Gregory K. Ramirez	(principal financial and accounting officer)

By:	/s/ Rajib Chanda
Rajib Chanda
* By Rajib Chanda, Attorney-in-Fact, pursuant to powers of attorney filed herewith

Index of Exhibits Filed with this Registration Statement

Exhibit Number	Description

(a)(26)	Amended and Restated Articles of Incorporation dated January 11, 2013.

(b)	Bylaws, as amended and restated, dated August 14, 2012.

(e)(17)	Form of Notification to Distributor regarding addition of Artisan Global Small Cap Fund.

(g)(15)	Form of Notification to Custodian regarding addition of Artisan Global Small Cap Fund.

(h)(20)	Form of Notification to Transfer Agent regarding addition of Artisan Global Small Cap Fund.

(i)(20)	Consent of Godfrey & Kahn, S.C.

(j)(1)	Consent of Ropes & Gray LLP.

(99)(a)	Powers of Attorney for the Directors of Artisan Partners Funds, Inc.